UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.55%
Actual		$ 1,000.00	$ 1,146.60	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Service Class	.65%
Actual		$ 1,000.00	$ 1,146.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2.80%
Actual		$ 1,000.00	$ 1,144.90	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,144.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.63%
Actual		$ 1,000.00	$ 1,145.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.8
Wells Fargo & Co.	2.9	2.6
Chevron Corp.	2.9	3.0
Comcast Corp. Class A	2.5	2.9
Procter & Gamble Co.	2.5	2.8
Johnson & Johnson	2.4	2.1
Cisco Systems, Inc.	2.3	1.6
Exxon Mobil Corp.	2.3	1.9
General Electric Co.	2.2	2.1
Paychex, Inc.	2.2	2.0
	26.1
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	19.8
Health Care	13.5	13.9
Energy	12.3	13.6
Information Technology	11.1	10.3
Industrials	10.4	10.4
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 93.2%		Stocks 94.1%
	Bonds 3.5%		Bonds 4.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	9.7%	** Foreign investments	13.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Gentex Corp.	576,928	$ 13,298,190
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (e)	141,476	6,908,273
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	533,000	52,767,000
Texas Roadhouse, Inc. Class A	582,297	14,569,071
Wynn Resorts Ltd.	21,450	2,745,600
Yum! Brands, Inc.	336,700	23,346,778
		93,428,449
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(i)(j)	127,200	21,316,176
Media - 4.2%
Comcast Corp. Class A	3,643,273	152,580,273
DIRECTV (a)	110,600	6,815,172
Sinclair Broadcast Group, Inc. Class A	104,000	3,055,520
Time Warner, Inc.	1,550,706	89,661,821
		252,112,786
Multiline Retail - 1.8%
Kohl's Corp.	457,500	23,108,325
Target Corp.	1,276,203	87,879,339
		110,987,664
Specialty Retail - 1.0%
Foot Locker, Inc.	337,485	11,855,848
Lowe's Companies, Inc.	792,643	32,419,099
Point, Inc.	77,930	3,722,824
Staples, Inc.	854,036	13,545,011
		61,542,782
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	174,394	9,956,153
TOTAL CONSUMER DISCRETIONARY		569,550,473
CONSUMER STAPLES - 9.7%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	460,600	22,044,316
PepsiCo, Inc.	781,255	63,898,846
The Coca-Cola Co.	954,666	38,291,653
		124,234,815
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	421,200	24,084,216
Safeway, Inc. (e)	1,043,616	24,691,955
Sysco Corp.	282,600	9,653,616
Wal-Mart Stores, Inc.	389,578	29,019,665
Walgreen Co.	1,246,246	55,084,073
		142,533,525
Food Products - 1.0%
Kellogg Co.	901,057	57,874,891

	Shares	Value
Household Products - 2.5%
Procter & Gamble Co.	1,966,354	$ 151,389,594
Tobacco - 1.7%
Altria Group, Inc.	1,164,996	40,763,210
British American Tobacco PLC sponsored ADR	138,097	14,215,705
Lorillard, Inc.	794,873	34,720,053
Philip Morris International, Inc.	189,244	16,392,315
		106,091,283
TOTAL CONSUMER STAPLES		582,124,108
ENERGY - 11.8%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	349,923	20,337,525
Halliburton Co.	233,285	9,732,650
National Oilwell Varco, Inc.	182,550	12,577,695
Noble Corp.	626,302	23,536,429
Schlumberger Ltd.	176,002	12,612,303
Trinidad Drilling Ltd.	1,191,800	8,748,404
		87,545,006
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	390,272	32,716,502
BG Group PLC	160,400	2,728,697
Canadian Natural Resources Ltd.	801,500	22,596,249
Chevron Corp.	1,484,780	175,708,865
EV Energy Partners LP	332,951	12,442,379
Exxon Mobil Corp.	1,559,269	140,879,954
Holly Energy Partners LP	290,744	11,059,902
HollyFrontier Corp.	193,144	8,262,700
Legacy Reserves LP	289,401	7,698,067
Markwest Energy Partners LP	438,647	29,323,552
Occidental Petroleum Corp.	527,487	47,067,665
Penn West Petroleum Ltd. (e)	823,555	8,692,080
Royal Dutch Shell PLC Class A sponsored ADR	442,229	28,214,210
Scorpio Tankers, Inc.	327,173	2,938,014
Suncor Energy, Inc.	1,027,500	30,286,679
The Williams Companies, Inc.	1,487,949	48,313,704
Tsakos Energy Navigation Ltd.	771,108	3,678,185
Western Gas Equity Partners LP	43,077	1,773,480
Williams Partners LP	155,800	8,039,280
		622,420,164
TOTAL ENERGY		709,965,170
FINANCIALS - 21.1%
Capital Markets - 3.4%
Apollo Investment Corp.	1,837,163	14,219,642
Ashmore Group PLC	2,360,743	12,340,796
BlackRock, Inc. Class A	101,500	26,070,275
Carlyle Group LP	215,500	5,538,350
Charles Schwab Corp.	1,355,100	28,768,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	124,803	$ 5,708,489
KKR & Co. LP	2,021,557	39,743,811
Morgan Stanley	1,632,593	39,884,247
The Blackstone Group LP	1,406,796	29,627,124
		201,901,507
Commercial Banks - 5.7%
Comerica, Inc.	331,820	13,216,391
Cullen/Frost Bankers, Inc.	234,034	15,626,450
M&T Bank Corp.	329,891	36,865,319
PNC Financial Services Group, Inc.	176,200	12,848,504
Standard Chartered PLC (United Kingdom)	888,470	19,283,314
SunTrust Banks, Inc.	611,480	19,304,424
U.S. Bancorp	1,417,438	51,240,384
Wells Fargo & Co.	4,267,886	176,135,655
		344,520,441
Diversified Financial Services - 4.8%
Bank of America Corp.	1,228,300	15,795,938
JPMorgan Chase & Co.	4,466,231	235,772,338
KKR Financial Holdings LLC	3,684,860	38,875,273
		290,443,549
Insurance - 4.8%
ACE Ltd.	512,811	45,886,328
AFLAC, Inc.	401,700	23,346,804
esure Group PLC	1,874,500	9,262,966
Hanover Insurance Group, Inc.	240,728	11,778,821
MetLife, Inc.	2,768,607	126,691,456
MetLife, Inc. unit	341,615	18,676,092
Prudential Financial, Inc.	398,300	29,087,849
Validus Holdings Ltd.	745,935	26,943,172
		291,673,488
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	1,223,848	28,136,266
Annaly Capital Management, Inc.	1,897,277	23,848,772
CommonWealth REIT	264,400	6,112,928
Coresite Realty Corp.	150,847	4,798,443
First Potomac Realty Trust	569,215	7,433,948
Home Properties, Inc.	173,794	11,360,914
Rayonier, Inc.	297,781	16,494,090
Retail Properties America, Inc.	1,038,232	14,825,953
Two Harbors Investment Corp.	1,411,934	14,472,324
Ventas, Inc.	104,790	7,278,713
		134,762,351
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(j)	257,800	5,413,800

	Shares	Value
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	301,008	$ 3,497,713
TOTAL FINANCIALS		1,272,212,849
HEALTH CARE - 12.5%
Biotechnology - 0.6%
Amgen, Inc.	242,600	23,934,916
PDL BioPharma, Inc. (e)	1,315,269	10,153,877
		34,088,793
Health Care Equipment & Supplies - 0.6%
Covidien PLC	298,200	18,738,888
St. Jude Medical, Inc.	358,461	16,356,575
		35,095,463
Health Care Providers & Services - 2.8%
Aetna, Inc.	624,107	39,655,759
McKesson Corp.	89,550	10,253,475
Quest Diagnostics, Inc.	204,500	12,398,835
UnitedHealth Group, Inc.	649,323	42,517,670
WellPoint, Inc.	761,361	62,309,784
		167,135,523
Health Care Technology - 0.1%
Quality Systems, Inc.	355,946	6,659,750
Pharmaceuticals - 8.4%
AbbVie, Inc.	543,240	22,457,542
AstraZeneca PLC sponsored ADR	826,500	39,093,450
Eli Lilly & Co.	565,977	27,800,790
Johnson & Johnson	1,700,268	145,985,010
Merck & Co., Inc.	2,765,689	128,466,254
Pfizer, Inc.	2,578,212	72,215,718
Sanofi SA	186,368	19,266,836
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,222	24,939,902
Warner Chilcott PLC	1,459,064	29,006,192
		509,231,694
TOTAL HEALTH CARE		752,211,223
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
Raytheon Co.	443,901	29,350,734
The Boeing Co.	29,678	3,040,214
United Technologies Corp.	625,776	58,159,621
		90,550,569
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	523,000	29,450,130
United Parcel Service, Inc. Class B	924,845	79,980,596
		109,430,726
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	659,308	$ 13,518,267
Republic Services, Inc.	1,778,526	60,363,172
		73,881,439
Electrical Equipment - 0.6%
Eaton Corp. PLC	131,400	8,647,434
Emerson Electric Co.	218,855	11,936,352
Hubbell, Inc. Class B	124,100	12,285,900
		32,869,686
Industrial Conglomerates - 2.2%
General Electric Co.	5,780,476	134,049,238
Machinery - 1.4%
Cummins, Inc.	141,995	15,400,778
Douglas Dynamics, Inc.	587,191	7,621,739
Harsco Corp.	260,106	6,031,858
Illinois Tool Works, Inc.	163,921	11,338,416
Stanley Black & Decker, Inc.	566,206	43,767,724
		84,160,515
Professional Services - 0.4%
Acacia Research Corp.	490,984	10,973,492
Michael Page International PLC	2,755,399	15,547,957
		26,521,449
Road & Rail - 0.4%
Union Pacific Corp.	138,162	21,315,633
Trading Companies & Distributors - 0.3%
Watsco, Inc.	224,650	18,861,614
TOTAL INDUSTRIALS		591,640,869
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,809,095	141,219,099
Computers & Peripherals - 0.5%
Apple, Inc.	75,025	29,715,902
IT Services - 4.4%
Accenture PLC Class A	525,471	37,812,893
Cognizant Technology Solutions Corp. Class A (a)	202,260	12,663,499
Fidelity National Information Services, Inc.	116,597	4,995,015
IBM Corp.	372,212	71,133,435
Paychex, Inc.	3,621,687	132,264,009
The Western Union Co.	354,100	6,058,651
		264,927,502
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	3,139,100	46,803,981

	Shares	Value
KLA-Tencor Corp.	227,491	$ 12,678,073
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	15,823,091
		75,305,145
Software - 1.3%
CA Technologies, Inc.	465,919	13,339,261
Microsoft Corp.	1,947,000	67,229,910
		80,569,171
TOTAL INFORMATION TECHNOLOGY		591,736,819
MATERIALS - 0.4%
Chemicals - 0.2%
Eastman Chemical Co.	95,616	6,694,076
RPM International, Inc.	274,849	8,778,677
		15,472,753
Metals & Mining - 0.2%
Commercial Metals Co.	650,927	9,614,192
TOTAL MATERIALS		25,086,945
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,834,759	64,950,469
CenturyLink, Inc.	554,602	19,605,181
Verizon Communications, Inc.	1,927,510	97,030,853
		181,586,503
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	17,364,298	49,760,484
TOTAL TELECOMMUNICATION SERVICES		231,346,987
UTILITIES - 2.5%
Electric Utilities - 1.7%
FirstEnergy Corp.	464,210	17,333,601
Hawaiian Electric Industries, Inc.	459,800	11,637,538
Northeast Utilities	397,100	16,686,142
PPL Corp.	1,112,847	33,674,750
Southern Co.	542,934	23,959,677
		103,291,708
Multi-Utilities - 0.8%
PG&E Corp.	367,105	16,787,712
Sempra Energy	382,700	31,289,552
		48,077,264
TOTAL UTILITIES		151,368,972
TOTAL COMMON STOCKS (Cost $4,377,666,437)		5,477,244,415
Preferred Stocks - 2.3%
	Shares	Value
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	289,390	$ 13,937,022
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,300	6,670,262
TOTAL CONSUMER DISCRETIONARY		20,607,284
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	125,300	5,981,822
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	8,100	9,882,081
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	103,400	6,297,701
TOTAL FINANCIALS		16,179,782
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	27,680	6,283,083
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	9,800	11,551,750
TOTAL HEALTH CARE		17,834,833
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	169,100	10,037,776
MATERIALS - 0.0%
Metals & Mining - 0.0%
Cliffs Natural Resources, Inc. 7.00%	40,900	718,613
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA Series A, 5.75%	48,000	2,640,000
UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy, Inc.:
5.889%	90,807	5,045,237
Series E, 5.599%	152,100	8,578,440
PPL Corp. 8.75%	111,500	6,033,265
		19,656,942
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	167,100	7,979,025

	Shares	Value
Dominion Resources, Inc.:
Series A, 6.125% (a)	70,000	$ 3,514,000
Series B, 6.00% (a)	70,000	3,503,500
		14,996,525
TOTAL UTILITIES		34,653,467
TOTAL CONVERTIBLE PREFERRED STOCKS		108,653,577
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	46,518	9,418,577
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc. 7.00% (f)	25,330	23,936,850
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,355,427
TOTAL PREFERRED STOCKS (Cost $131,296,987)		142,009,004
Corporate Bonds - 3.5%
		Principal Amount (d)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,544,655
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		9,490,000	8,161,400
Amyris, Inc. 3% 2/27/17		1,383,000	976,149
Chesapeake Energy Corp. 2.5% 5/15/37		7,300,000	6,890,470
Cobalt International Energy, Inc. 2.625% 12/1/19		3,220,000	3,397,100
Ship Finance International Ltd. 3.25% 2/1/18		6,920,000	6,609,984
			26,035,103
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,360,000	9,733,968
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	11,213,543
TOTAL FINANCIALS			20,947,511
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
HEALTH CARE - 0.7%
Biotechnology - 0.1%
InterMune, Inc. 2.5% 12/15/17		$ 610,000	$ 646,478
Theravance, Inc. 2.125% 1/15/23		3,010,000	4,637,281
			5,283,759
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		5,670,000	7,627,284
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)		5,140,000	5,605,813
WellPoint, Inc. 2.75% 10/15/42 (f)		19,590,000	24,642,261
			30,248,074
TOTAL HEALTH CARE			43,159,117
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		11,970,000	15,441,300
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		4,000,000	8,412,500
4.25% 12/15/14		1,190,000	2,564,450
			10,976,950
TOTAL INDUSTRIALS			26,418,250
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		8,920,000	9,578,296
Liberty Interactive LLC 0.75% 3/30/43 (f)		2,100,000	2,294,355
			11,872,651
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13		10,050,000	14,843,850
SanDisk Corp. 1.5% 8/15/17		5,220,000	7,004,614
			21,848,464
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		11,430,000	9,701,213
Intel Corp. 3.25% 8/1/39		8,400,000	10,657,920
Micron Technology, Inc.:
1.625% 2/15/33 (f)		770,000	1,111,688
2.125% 2/15/33 (f)		400,000	581,000
3.125% 5/1/32 (f)		8,110,000	12,940,519
			34,992,340

		Principal Amount (d)	Value
Software - 0.1%
Nuance Communications, Inc. 2.75% 11/1/31		$ 9,380,000	$ 9,661,400
TOTAL INFORMATION TECHNOLOGY			78,374,855
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		3,750,000	4,120,313
TOTAL CONVERTIBLE BONDS			207,599,804
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (g)(h)		3,970,000	3,156,150
TOTAL CORPORATE BONDS (Cost $188,555,937)			210,755,954
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	127,887,071	127,887,071
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	51,453,347	51,453,347
TOTAL MONEY MARKET FUNDS (Cost $179,340,418)		179,340,418
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,876,859,779)		6,009,349,791
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,049,514
NET ASSETS - 100%		$ 6,028,399,305
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,990,997 or 1.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,729,976 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,842
Fidelity Securities Lending Cash Central Fund	827,399
Total	$ 979,241
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 599,576,334	$ 567,867,072	$ 10,393,086	$ 21,316,176
Consumer Staples	582,124,108	582,124,108	-	-
Energy	715,946,992	715,946,992	-	-
Financials	1,312,329,481	1,258,005,038	48,910,643	5,413,800
Health Care	770,046,056	739,227,470	30,818,586	-
Industrials	601,678,645	601,678,645	-	-
Information Technology	591,736,819	591,736,819	-	-
Materials	25,805,558	25,086,945	718,613	-
Telecommunication Services	233,986,987	184,226,503	49,760,484	-
Utilities	186,022,439	166,964,912	19,057,527	-
Corporate Bonds	210,755,954	-	210,755,954	-
Money Market Funds	179,340,418	179,340,418	-	-
Total Investments in Securities:	$ 6,009,349,791	$ 5,612,204,922	$ 370,414,893	$ 26,729,976

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 70,127,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,905,533) - See accompanying schedule: Unaffiliated issuers (cost $4,697,519,361)	$ 5,830,009,373
Fidelity Central Funds (cost $179,340,418)	179,340,418
Total Investments (cost $4,876,859,779)		$ 6,009,349,791
Cash		25,055
Receivable for investments sold		93,419,368
Receivable for fund shares sold		1,955,633
Dividends receivable		11,834,068
Interest receivable		1,250,828
Distributions receivable from Fidelity Central Funds		50,638
Other receivables		371,801
Total assets		6,118,257,182

Liabilities
Payable for investments purchased	$ 31,188,330
Payable for fund shares redeemed	3,595,045
Accrued management fee	2,292,450
Distribution and service plan fees payable	380,661
Other affiliated payables	563,681
Other payables and accrued expenses	384,363
Collateral on securities loaned, at value	51,453,347
Total liabilities		89,857,877

Net Assets		$ 6,028,399,305
Net Assets consist of:
Paid in capital		$ 4,674,112,255
Undistributed net investment income		74,340,048
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		147,187,785
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,132,759,217
Net Assets		$ 6,028,399,305

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,702,221,496 ÷ 162,390,809 shares)	$ 22.80

Service Class: Net Asset Value, offering price and redemption price per share ($375,309,299 ÷ 16,528,365 shares)	$ 22.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,655,190,960 ÷ 73,885,907 shares)	$ 22.40

Service Class 2R: Net Asset Value, offering price and redemption price per share ($8,653,315 ÷ 388,198 shares)	$ 22.29

Investor Class: Net Asset Value, offering price and redemption price per share ($287,024,235 ÷ 12,631,765 shares)	$ 22.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 87,556,601
Interest		4,668,895
Income from Fidelity Central Funds		979,241
Total income		93,204,737

Expenses
Management fee	$ 13,663,978
Transfer agent fees	2,211,074
Distribution and service plan fees	2,280,114
Accounting and security lending fees	568,300
Custodian fees and expenses	51,216
Independent trustees' compensation	18,476
Appreciation in deferred trustee compensation account	293
Audit	47,940
Legal	5,369
Miscellaneous	31,356
Total expenses before reductions	18,878,116
Expense reductions	(144,944)	18,733,172
Net investment income (loss)		74,471,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	194,596,343
Foreign currency transactions	(367,134)
Total net realized gain (loss)		194,229,209
Change in net unrealized appreciation (depreciation) on: Investment securities	539,762,675
Assets and liabilities in foreign currencies	248,049
Total change in net unrealized appreciation (depreciation)		540,010,724
Net gain (loss)		734,239,933
Net increase (decrease) in net assets resulting from operations		$ 808,711,498

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,471,565	$ 160,196,451
Net realized gain (loss)	194,229,209	225,861,427
Change in net unrealized appreciation (depreciation)	540,010,724	499,587,896
Net increase (decrease) in net assets resulting from operations	808,711,498	885,645,774
Distributions to shareholders from net investment income	-	(160,836,253)
Distributions to shareholders from net realized gain	(16,221,018)	(361,842,958)
Total distributions	(16,221,018)	(522,679,211)
Share transactions - net increase (decrease)	(362,475,634)	(98,030,068)
Redemption fees	35	2,080
Total increase (decrease) in net assets	430,014,881	264,938,575

Net Assets
Beginning of period	5,598,384,424	5,333,445,849
End of period (including undistributed net investment income of $74,340,048 and distributions in excess of net investment income of $131,517, respectively)	$ 6,028,399,305	$ 5,598,384,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91
Income from Investment Operations
Net investment income (loss) E	.28	.59	.48	.30	.33	.47
Net realized and unrealized gain (loss)	2.64	2.59	(.31)	2.24	3.64	(10.67)
Total from investment operations	2.92	3.18	.17	2.54	3.97	(10.20)
Distributions from net investment income	-	(.63) H	(.50)	(.33)	(.34)	(.51)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.93)	(.50)	(.33)	(.34)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.80	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18
Total Return B, C, D	14.66%	17.31%	.97%	15.15%	30.21%	(42.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	.55% A	.55%	.56%	.56%	.58%	.57%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.58%	.57%
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.58%	.57%
Net investment income (loss)	2.55% A	2.94%	2.48%	1.71%	2.29%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,702,221	$ 3,461,083	$ 3,345,762	$ 3,798,310	$ 3,771,733	$ 3,322,799
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82
Income from Investment Operations
Net investment income (loss) E	.27	.57	.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.63	2.57	(.31)	2.24	3.63	(10.62)
Total from investment operations	2.90	3.14	.15	2.52	3.94	(10.18)
Distributions from net investment income	-	(.60) H	(.48)	(.31)	(.33)	(.48)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.90)	(.48)	(.31)	(.33)	(.50)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.71	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14
Total Return B, C, D	14.61%	17.19%	.86%	15.09%	30.03%	(42.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	.65% A	.65%	.66%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.65%	.66%	.65%	.68%	.67%
Expenses net of all reductions	.64% A	.64%	.64%	.65%	.68%	.67%
Net investment income (loss)	2.45% A	2.84%	2.38%	1.61%	2.19%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,309	$ 350,493	$ 347,999	$ 414,431	$ 430,383	$ 405,082
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57
Income from Investment Operations
Net investment income (loss) E	.25	.53	.42	.25	.29	.41
Net realized and unrealized gain (loss)	2.59	2.55	(.31)	2.21	3.58	(10.50)
Total from investment operations	2.84	3.08	.11	2.46	3.87	(10.09)
Distributions from net investment income	-	(.57) H	(.45)	(.28)	(.30)	(.46)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.87)	(.45)	(.28)	(.30)	(.48)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.40	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00
Total Return B, C, D	14.49%	17.05%	.66%	14.92%	29.88%	(42.81)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.81%	.80%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.80%	.80%	.83%	.82%
Net investment income (loss)	2.30% A	2.69%	2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,655,191	$ 1,560,856	$ 1,457,230	$ 1,619,356	$ 1,558,421	$ 1,321,569
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.25	.53	.42	.25	.28	.41
Net realized and unrealized gain (loss)	2.57	2.54	(.30)	2.20	3.58	(10.45)
Total from investment operations	2.82	3.07	.12	2.45	3.86	(10.04)
Distributions from net investment income	-	(.58) H	(.44)	(.28)	(.30)	(.45)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.88)	(.44)	(.28)	(.30)	(.47)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.29	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93
Total Return B, C, D	14.45%	17.05%	.70%	14.90%	29.95%	(42.82)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.80%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.79%	.80%	.83%	.81%
Net investment income (loss)	2.31% A	2.69%	2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,653	$ 5,640	$ 3,956	$ 5,405	$ 5,259	$ 5,339
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85
Income from Investment Operations
Net investment income (loss) E	.27	.57	.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.62	2.59	(.31)	2.23	3.64	(10.63)
Total from investment operations	2.89	3.16	.15	2.51	3.95	(10.19)
Distributions from net investment income	-	(.61) H	(.48)	(.31)	(.33)	(.49)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.91)	(.48)	(.31)	(.33)	(.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.72	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15
Total Return B, C, D	14.54%	17.27%	.89%	15.04%	30.09%	(42.71)%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.64%	.65%	.68%	.66%
Expenses net of fee waivers, if any	.63% A	.64%	.64%	.64%	.68%	.66%
Expenses net of all reductions	.63% A	.63%	.63%	.64%	.68%	.66%
Net investment income (loss)	2.47% A	2.85%	2.39%	1.62%	2.19%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,024	$ 220,311	$ 178,499	$ 165,946	$ 147,358	$ 122,483
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,385,954,076
Gross unrealized depreciation	(257,627,419)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,128,326,657

Tax cost	$ 4,881,023,134

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $915,335,772 and $1,326,613,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 186,383
Service Class 2	2,084,717
Service Class 2R	9,014
$ 2,280,114

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,294,976
Service Class	130,245
Service Class 2	583,321
Service Class 2R	2,503
Investor Class	200,029
$ 2,211,074

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,946 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $827,399, including $43,766 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $142,658 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,286.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 101,791,140
Service Class	-	9,989,279
Service Class 2	-	42,628,835
Service Class 2R	-	156,403
Investor Class	-	6,270,596
Total	$ -	$ 160,836,253
From net realized gain
Initial Class	$ 9,960,461	$ 222,187,565
Service Class	1,005,392	22,886,320
Service Class 2	4,574,622	103,060,364
Service Class 2R	16,498	339,927
Investor Class	664,045	13,368,782
Total	$ 16,221,018	$ 361,842,958

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	2,740,631	3,870,932	$ 60,148,018	$ 77,988,279
Reinvestment of distributions	470,055	16,250,583	9,960,461	323,978,705
Shares redeemed	(14,365,044)	(25,610,108)	(319,745,752)	(515,027,646)
Net increase (decrease)	(11,154,358)	(5,488,593)	$ (249,637,273)	$ (113,060,662)
Service Class
Shares sold	288,720	779,349	$ 6,309,807	$ 15,549,373
Reinvestment of distributions	47,626	1,655,419	1,005,392	32,875,599
Shares redeemed	(1,444,012)	(3,480,467)	(31,429,784)	(69,732,701)
Net increase (decrease)	(1,107,666)	(1,045,699)	$ (24,114,585)	$ (21,307,729)
Service Class 2
Shares sold	2,884,176	9,943,946	$ 62,278,377	$ 192,585,015
Reinvestment of distributions	219,512	7,428,210	4,574,622	145,689,199
Shares redeemed	(8,763,199)	(16,965,629)	(191,739,996)	(333,504,543)
Net increase (decrease)	(5,659,511)	406,527	$ (124,886,997)	$ 4,769,671
Service Class 2R
Shares sold	132,339	121,840	$ 2,860,906	$ 2,390,089
Reinvestment of distributions	795	25,375	16,498	496,330
Shares redeemed	(33,811)	(74,064)	(720,302)	(1,477,846)
Net increase (decrease)	99,323	73,151	$ 2,157,102	$ 1,408,573
Investor Class
Shares sold	1,869,239	1,569,001	$ 41,066,328	$ 31,601,024
Reinvestment of distributions	31,442	986,760	664,045	19,639,378
Shares redeemed	(347,852)	(1,052,779)	(7,724,254)	(21,080,323)
Net increase (decrease)	1,552,829	1,502,982	$ 34,006,119	$ 30,160,079

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0813
1.833447.107

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.55%
Actual		$ 1,000.00	$ 1,146.60	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Service Class	.65%
Actual		$ 1,000.00	$ 1,146.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2.80%
Actual		$ 1,000.00	$ 1,144.90	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,144.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.63%
Actual		$ 1,000.00	$ 1,145.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.8
Wells Fargo & Co.	2.9	2.6
Chevron Corp.	2.9	3.0
Comcast Corp. Class A	2.5	2.9
Procter & Gamble Co.	2.5	2.8
Johnson & Johnson	2.4	2.1
Cisco Systems, Inc.	2.3	1.6
Exxon Mobil Corp.	2.3	1.9
General Electric Co.	2.2	2.1
Paychex, Inc.	2.2	2.0
	26.1
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	19.8
Health Care	13.5	13.9
Energy	12.3	13.6
Information Technology	11.1	10.3
Industrials	10.4	10.4
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 93.2%		Stocks 94.1%
	Bonds 3.5%		Bonds 4.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	9.7%	** Foreign investments	13.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Gentex Corp.	576,928	$ 13,298,190
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (e)	141,476	6,908,273
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	533,000	52,767,000
Texas Roadhouse, Inc. Class A	582,297	14,569,071
Wynn Resorts Ltd.	21,450	2,745,600
Yum! Brands, Inc.	336,700	23,346,778
		93,428,449
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(i)(j)	127,200	21,316,176
Media - 4.2%
Comcast Corp. Class A	3,643,273	152,580,273
DIRECTV (a)	110,600	6,815,172
Sinclair Broadcast Group, Inc. Class A	104,000	3,055,520
Time Warner, Inc.	1,550,706	89,661,821
		252,112,786
Multiline Retail - 1.8%
Kohl's Corp.	457,500	23,108,325
Target Corp.	1,276,203	87,879,339
		110,987,664
Specialty Retail - 1.0%
Foot Locker, Inc.	337,485	11,855,848
Lowe's Companies, Inc.	792,643	32,419,099
Point, Inc.	77,930	3,722,824
Staples, Inc.	854,036	13,545,011
		61,542,782
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	174,394	9,956,153
TOTAL CONSUMER DISCRETIONARY		569,550,473
CONSUMER STAPLES - 9.7%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	460,600	22,044,316
PepsiCo, Inc.	781,255	63,898,846
The Coca-Cola Co.	954,666	38,291,653
		124,234,815
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	421,200	24,084,216
Safeway, Inc. (e)	1,043,616	24,691,955
Sysco Corp.	282,600	9,653,616
Wal-Mart Stores, Inc.	389,578	29,019,665
Walgreen Co.	1,246,246	55,084,073
		142,533,525
Food Products - 1.0%
Kellogg Co.	901,057	57,874,891

	Shares	Value
Household Products - 2.5%
Procter & Gamble Co.	1,966,354	$ 151,389,594
Tobacco - 1.7%
Altria Group, Inc.	1,164,996	40,763,210
British American Tobacco PLC sponsored ADR	138,097	14,215,705
Lorillard, Inc.	794,873	34,720,053
Philip Morris International, Inc.	189,244	16,392,315
		106,091,283
TOTAL CONSUMER STAPLES		582,124,108
ENERGY - 11.8%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	349,923	20,337,525
Halliburton Co.	233,285	9,732,650
National Oilwell Varco, Inc.	182,550	12,577,695
Noble Corp.	626,302	23,536,429
Schlumberger Ltd.	176,002	12,612,303
Trinidad Drilling Ltd.	1,191,800	8,748,404
		87,545,006
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	390,272	32,716,502
BG Group PLC	160,400	2,728,697
Canadian Natural Resources Ltd.	801,500	22,596,249
Chevron Corp.	1,484,780	175,708,865
EV Energy Partners LP	332,951	12,442,379
Exxon Mobil Corp.	1,559,269	140,879,954
Holly Energy Partners LP	290,744	11,059,902
HollyFrontier Corp.	193,144	8,262,700
Legacy Reserves LP	289,401	7,698,067
Markwest Energy Partners LP	438,647	29,323,552
Occidental Petroleum Corp.	527,487	47,067,665
Penn West Petroleum Ltd. (e)	823,555	8,692,080
Royal Dutch Shell PLC Class A sponsored ADR	442,229	28,214,210
Scorpio Tankers, Inc.	327,173	2,938,014
Suncor Energy, Inc.	1,027,500	30,286,679
The Williams Companies, Inc.	1,487,949	48,313,704
Tsakos Energy Navigation Ltd.	771,108	3,678,185
Western Gas Equity Partners LP	43,077	1,773,480
Williams Partners LP	155,800	8,039,280
		622,420,164
TOTAL ENERGY		709,965,170
FINANCIALS - 21.1%
Capital Markets - 3.4%
Apollo Investment Corp.	1,837,163	14,219,642
Ashmore Group PLC	2,360,743	12,340,796
BlackRock, Inc. Class A	101,500	26,070,275
Carlyle Group LP	215,500	5,538,350
Charles Schwab Corp.	1,355,100	28,768,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	124,803	$ 5,708,489
KKR & Co. LP	2,021,557	39,743,811
Morgan Stanley	1,632,593	39,884,247
The Blackstone Group LP	1,406,796	29,627,124
		201,901,507
Commercial Banks - 5.7%
Comerica, Inc.	331,820	13,216,391
Cullen/Frost Bankers, Inc.	234,034	15,626,450
M&T Bank Corp.	329,891	36,865,319
PNC Financial Services Group, Inc.	176,200	12,848,504
Standard Chartered PLC (United Kingdom)	888,470	19,283,314
SunTrust Banks, Inc.	611,480	19,304,424
U.S. Bancorp	1,417,438	51,240,384
Wells Fargo & Co.	4,267,886	176,135,655
		344,520,441
Diversified Financial Services - 4.8%
Bank of America Corp.	1,228,300	15,795,938
JPMorgan Chase & Co.	4,466,231	235,772,338
KKR Financial Holdings LLC	3,684,860	38,875,273
		290,443,549
Insurance - 4.8%
ACE Ltd.	512,811	45,886,328
AFLAC, Inc.	401,700	23,346,804
esure Group PLC	1,874,500	9,262,966
Hanover Insurance Group, Inc.	240,728	11,778,821
MetLife, Inc.	2,768,607	126,691,456
MetLife, Inc. unit	341,615	18,676,092
Prudential Financial, Inc.	398,300	29,087,849
Validus Holdings Ltd.	745,935	26,943,172
		291,673,488
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	1,223,848	28,136,266
Annaly Capital Management, Inc.	1,897,277	23,848,772
CommonWealth REIT	264,400	6,112,928
Coresite Realty Corp.	150,847	4,798,443
First Potomac Realty Trust	569,215	7,433,948
Home Properties, Inc.	173,794	11,360,914
Rayonier, Inc.	297,781	16,494,090
Retail Properties America, Inc.	1,038,232	14,825,953
Two Harbors Investment Corp.	1,411,934	14,472,324
Ventas, Inc.	104,790	7,278,713
		134,762,351
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(j)	257,800	5,413,800

	Shares	Value
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	301,008	$ 3,497,713
TOTAL FINANCIALS		1,272,212,849
HEALTH CARE - 12.5%
Biotechnology - 0.6%
Amgen, Inc.	242,600	23,934,916
PDL BioPharma, Inc. (e)	1,315,269	10,153,877
		34,088,793
Health Care Equipment & Supplies - 0.6%
Covidien PLC	298,200	18,738,888
St. Jude Medical, Inc.	358,461	16,356,575
		35,095,463
Health Care Providers & Services - 2.8%
Aetna, Inc.	624,107	39,655,759
McKesson Corp.	89,550	10,253,475
Quest Diagnostics, Inc.	204,500	12,398,835
UnitedHealth Group, Inc.	649,323	42,517,670
WellPoint, Inc.	761,361	62,309,784
		167,135,523
Health Care Technology - 0.1%
Quality Systems, Inc.	355,946	6,659,750
Pharmaceuticals - 8.4%
AbbVie, Inc.	543,240	22,457,542
AstraZeneca PLC sponsored ADR	826,500	39,093,450
Eli Lilly & Co.	565,977	27,800,790
Johnson & Johnson	1,700,268	145,985,010
Merck & Co., Inc.	2,765,689	128,466,254
Pfizer, Inc.	2,578,212	72,215,718
Sanofi SA	186,368	19,266,836
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,222	24,939,902
Warner Chilcott PLC	1,459,064	29,006,192
		509,231,694
TOTAL HEALTH CARE		752,211,223
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
Raytheon Co.	443,901	29,350,734
The Boeing Co.	29,678	3,040,214
United Technologies Corp.	625,776	58,159,621
		90,550,569
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	523,000	29,450,130
United Parcel Service, Inc. Class B	924,845	79,980,596
		109,430,726
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	659,308	$ 13,518,267
Republic Services, Inc.	1,778,526	60,363,172
		73,881,439
Electrical Equipment - 0.6%
Eaton Corp. PLC	131,400	8,647,434
Emerson Electric Co.	218,855	11,936,352
Hubbell, Inc. Class B	124,100	12,285,900
		32,869,686
Industrial Conglomerates - 2.2%
General Electric Co.	5,780,476	134,049,238
Machinery - 1.4%
Cummins, Inc.	141,995	15,400,778
Douglas Dynamics, Inc.	587,191	7,621,739
Harsco Corp.	260,106	6,031,858
Illinois Tool Works, Inc.	163,921	11,338,416
Stanley Black & Decker, Inc.	566,206	43,767,724
		84,160,515
Professional Services - 0.4%
Acacia Research Corp.	490,984	10,973,492
Michael Page International PLC	2,755,399	15,547,957
		26,521,449
Road & Rail - 0.4%
Union Pacific Corp.	138,162	21,315,633
Trading Companies & Distributors - 0.3%
Watsco, Inc.	224,650	18,861,614
TOTAL INDUSTRIALS		591,640,869
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,809,095	141,219,099
Computers & Peripherals - 0.5%
Apple, Inc.	75,025	29,715,902
IT Services - 4.4%
Accenture PLC Class A	525,471	37,812,893
Cognizant Technology Solutions Corp. Class A (a)	202,260	12,663,499
Fidelity National Information Services, Inc.	116,597	4,995,015
IBM Corp.	372,212	71,133,435
Paychex, Inc.	3,621,687	132,264,009
The Western Union Co.	354,100	6,058,651
		264,927,502
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	3,139,100	46,803,981

	Shares	Value
KLA-Tencor Corp.	227,491	$ 12,678,073
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	15,823,091
		75,305,145
Software - 1.3%
CA Technologies, Inc.	465,919	13,339,261
Microsoft Corp.	1,947,000	67,229,910
		80,569,171
TOTAL INFORMATION TECHNOLOGY		591,736,819
MATERIALS - 0.4%
Chemicals - 0.2%
Eastman Chemical Co.	95,616	6,694,076
RPM International, Inc.	274,849	8,778,677
		15,472,753
Metals & Mining - 0.2%
Commercial Metals Co.	650,927	9,614,192
TOTAL MATERIALS		25,086,945
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,834,759	64,950,469
CenturyLink, Inc.	554,602	19,605,181
Verizon Communications, Inc.	1,927,510	97,030,853
		181,586,503
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	17,364,298	49,760,484
TOTAL TELECOMMUNICATION SERVICES		231,346,987
UTILITIES - 2.5%
Electric Utilities - 1.7%
FirstEnergy Corp.	464,210	17,333,601
Hawaiian Electric Industries, Inc.	459,800	11,637,538
Northeast Utilities	397,100	16,686,142
PPL Corp.	1,112,847	33,674,750
Southern Co.	542,934	23,959,677
		103,291,708
Multi-Utilities - 0.8%
PG&E Corp.	367,105	16,787,712
Sempra Energy	382,700	31,289,552
		48,077,264
TOTAL UTILITIES		151,368,972
TOTAL COMMON STOCKS (Cost $4,377,666,437)		5,477,244,415
Preferred Stocks - 2.3%
	Shares	Value
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	289,390	$ 13,937,022
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,300	6,670,262
TOTAL CONSUMER DISCRETIONARY		20,607,284
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	125,300	5,981,822
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	8,100	9,882,081
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	103,400	6,297,701
TOTAL FINANCIALS		16,179,782
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	27,680	6,283,083
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	9,800	11,551,750
TOTAL HEALTH CARE		17,834,833
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	169,100	10,037,776
MATERIALS - 0.0%
Metals & Mining - 0.0%
Cliffs Natural Resources, Inc. 7.00%	40,900	718,613
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA Series A, 5.75%	48,000	2,640,000
UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy, Inc.:
5.889%	90,807	5,045,237
Series E, 5.599%	152,100	8,578,440
PPL Corp. 8.75%	111,500	6,033,265
		19,656,942
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	167,100	7,979,025

	Shares	Value
Dominion Resources, Inc.:
Series A, 6.125% (a)	70,000	$ 3,514,000
Series B, 6.00% (a)	70,000	3,503,500
		14,996,525
TOTAL UTILITIES		34,653,467
TOTAL CONVERTIBLE PREFERRED STOCKS		108,653,577
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	46,518	9,418,577
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc. 7.00% (f)	25,330	23,936,850
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,355,427
TOTAL PREFERRED STOCKS (Cost $131,296,987)		142,009,004
Corporate Bonds - 3.5%
		Principal Amount (d)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,544,655
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		9,490,000	8,161,400
Amyris, Inc. 3% 2/27/17		1,383,000	976,149
Chesapeake Energy Corp. 2.5% 5/15/37		7,300,000	6,890,470
Cobalt International Energy, Inc. 2.625% 12/1/19		3,220,000	3,397,100
Ship Finance International Ltd. 3.25% 2/1/18		6,920,000	6,609,984
			26,035,103
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,360,000	9,733,968
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	11,213,543
TOTAL FINANCIALS			20,947,511
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
HEALTH CARE - 0.7%
Biotechnology - 0.1%
InterMune, Inc. 2.5% 12/15/17		$ 610,000	$ 646,478
Theravance, Inc. 2.125% 1/15/23		3,010,000	4,637,281
			5,283,759
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		5,670,000	7,627,284
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)		5,140,000	5,605,813
WellPoint, Inc. 2.75% 10/15/42 (f)		19,590,000	24,642,261
			30,248,074
TOTAL HEALTH CARE			43,159,117
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		11,970,000	15,441,300
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		4,000,000	8,412,500
4.25% 12/15/14		1,190,000	2,564,450
			10,976,950
TOTAL INDUSTRIALS			26,418,250
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		8,920,000	9,578,296
Liberty Interactive LLC 0.75% 3/30/43 (f)		2,100,000	2,294,355
			11,872,651
Computers & Peripherals - 0.4%
EMC Corp. 1.75% 12/1/13		10,050,000	14,843,850
SanDisk Corp. 1.5% 8/15/17		5,220,000	7,004,614
			21,848,464
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		11,430,000	9,701,213
Intel Corp. 3.25% 8/1/39		8,400,000	10,657,920
Micron Technology, Inc.:
1.625% 2/15/33 (f)		770,000	1,111,688
2.125% 2/15/33 (f)		400,000	581,000
3.125% 5/1/32 (f)		8,110,000	12,940,519
			34,992,340

		Principal Amount (d)	Value
Software - 0.1%
Nuance Communications, Inc. 2.75% 11/1/31		$ 9,380,000	$ 9,661,400
TOTAL INFORMATION TECHNOLOGY			78,374,855
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		3,750,000	4,120,313
TOTAL CONVERTIBLE BONDS			207,599,804
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (g)(h)		3,970,000	3,156,150
TOTAL CORPORATE BONDS (Cost $188,555,937)			210,755,954
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	127,887,071	127,887,071
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	51,453,347	51,453,347
TOTAL MONEY MARKET FUNDS (Cost $179,340,418)		179,340,418
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,876,859,779)		6,009,349,791
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,049,514
NET ASSETS - 100%		$ 6,028,399,305
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,990,997 or 1.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,729,976 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,842
Fidelity Securities Lending Cash Central Fund	827,399
Total	$ 979,241
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 599,576,334	$ 567,867,072	$ 10,393,086	$ 21,316,176
Consumer Staples	582,124,108	582,124,108	-	-
Energy	715,946,992	715,946,992	-	-
Financials	1,312,329,481	1,258,005,038	48,910,643	5,413,800
Health Care	770,046,056	739,227,470	30,818,586	-
Industrials	601,678,645	601,678,645	-	-
Information Technology	591,736,819	591,736,819	-	-
Materials	25,805,558	25,086,945	718,613	-
Telecommunication Services	233,986,987	184,226,503	49,760,484	-
Utilities	186,022,439	166,964,912	19,057,527	-
Corporate Bonds	210,755,954	-	210,755,954	-
Money Market Funds	179,340,418	179,340,418	-	-
Total Investments in Securities:	$ 6,009,349,791	$ 5,612,204,922	$ 370,414,893	$ 26,729,976

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 70,127,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,905,533) - See accompanying schedule: Unaffiliated issuers (cost $4,697,519,361)	$ 5,830,009,373
Fidelity Central Funds (cost $179,340,418)	179,340,418
Total Investments (cost $4,876,859,779)		$ 6,009,349,791
Cash		25,055
Receivable for investments sold		93,419,368
Receivable for fund shares sold		1,955,633
Dividends receivable		11,834,068
Interest receivable		1,250,828
Distributions receivable from Fidelity Central Funds		50,638
Other receivables		371,801
Total assets		6,118,257,182

Liabilities
Payable for investments purchased	$ 31,188,330
Payable for fund shares redeemed	3,595,045
Accrued management fee	2,292,450
Distribution and service plan fees payable	380,661
Other affiliated payables	563,681
Other payables and accrued expenses	384,363
Collateral on securities loaned, at value	51,453,347
Total liabilities		89,857,877

Net Assets		$ 6,028,399,305
Net Assets consist of:
Paid in capital		$ 4,674,112,255
Undistributed net investment income		74,340,048
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		147,187,785
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,132,759,217
Net Assets		$ 6,028,399,305

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,702,221,496 ÷ 162,390,809 shares)	$ 22.80

Service Class: Net Asset Value, offering price and redemption price per share ($375,309,299 ÷ 16,528,365 shares)	$ 22.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,655,190,960 ÷ 73,885,907 shares)	$ 22.40

Service Class 2R: Net Asset Value, offering price and redemption price per share ($8,653,315 ÷ 388,198 shares)	$ 22.29

Investor Class: Net Asset Value, offering price and redemption price per share ($287,024,235 ÷ 12,631,765 shares)	$ 22.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 87,556,601
Interest		4,668,895
Income from Fidelity Central Funds		979,241
Total income		93,204,737

Expenses
Management fee	$ 13,663,978
Transfer agent fees	2,211,074
Distribution and service plan fees	2,280,114
Accounting and security lending fees	568,300
Custodian fees and expenses	51,216
Independent trustees' compensation	18,476
Appreciation in deferred trustee compensation account	293
Audit	47,940
Legal	5,369
Miscellaneous	31,356
Total expenses before reductions	18,878,116
Expense reductions	(144,944)	18,733,172
Net investment income (loss)		74,471,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	194,596,343
Foreign currency transactions	(367,134)
Total net realized gain (loss)		194,229,209
Change in net unrealized appreciation (depreciation) on: Investment securities	539,762,675
Assets and liabilities in foreign currencies	248,049
Total change in net unrealized appreciation (depreciation)		540,010,724
Net gain (loss)		734,239,933
Net increase (decrease) in net assets resulting from operations		$ 808,711,498

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,471,565	$ 160,196,451
Net realized gain (loss)	194,229,209	225,861,427
Change in net unrealized appreciation (depreciation)	540,010,724	499,587,896
Net increase (decrease) in net assets resulting from operations	808,711,498	885,645,774
Distributions to shareholders from net investment income	-	(160,836,253)
Distributions to shareholders from net realized gain	(16,221,018)	(361,842,958)
Total distributions	(16,221,018)	(522,679,211)
Share transactions - net increase (decrease)	(362,475,634)	(98,030,068)
Redemption fees	35	2,080
Total increase (decrease) in net assets	430,014,881	264,938,575

Net Assets
Beginning of period	5,598,384,424	5,333,445,849
End of period (including undistributed net investment income of $74,340,048 and distributions in excess of net investment income of $131,517, respectively)	$ 6,028,399,305	$ 5,598,384,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91
Income from Investment Operations
Net investment income (loss) E	.28	.59	.48	.30	.33	.47
Net realized and unrealized gain (loss)	2.64	2.59	(.31)	2.24	3.64	(10.67)
Total from investment operations	2.92	3.18	.17	2.54	3.97	(10.20)
Distributions from net investment income	-	(.63) H	(.50)	(.33)	(.34)	(.51)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.93)	(.50)	(.33)	(.34)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.80	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18
Total Return B, C, D	14.66%	17.31%	.97%	15.15%	30.21%	(42.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	.55% A	.55%	.56%	.56%	.58%	.57%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.58%	.57%
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.58%	.57%
Net investment income (loss)	2.55% A	2.94%	2.48%	1.71%	2.29%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,702,221	$ 3,461,083	$ 3,345,762	$ 3,798,310	$ 3,771,733	$ 3,322,799
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82
Income from Investment Operations
Net investment income (loss) E	.27	.57	.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.63	2.57	(.31)	2.24	3.63	(10.62)
Total from investment operations	2.90	3.14	.15	2.52	3.94	(10.18)
Distributions from net investment income	-	(.60) H	(.48)	(.31)	(.33)	(.48)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.90)	(.48)	(.31)	(.33)	(.50)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.71	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14
Total Return B, C, D	14.61%	17.19%	.86%	15.09%	30.03%	(42.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	.65% A	.65%	.66%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.65%	.66%	.65%	.68%	.67%
Expenses net of all reductions	.64% A	.64%	.64%	.65%	.68%	.67%
Net investment income (loss)	2.45% A	2.84%	2.38%	1.61%	2.19%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,309	$ 350,493	$ 347,999	$ 414,431	$ 430,383	$ 405,082
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57
Income from Investment Operations
Net investment income (loss) E	.25	.53	.42	.25	.29	.41
Net realized and unrealized gain (loss)	2.59	2.55	(.31)	2.21	3.58	(10.50)
Total from investment operations	2.84	3.08	.11	2.46	3.87	(10.09)
Distributions from net investment income	-	(.57) H	(.45)	(.28)	(.30)	(.46)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.87)	(.45)	(.28)	(.30)	(.48)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.40	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00
Total Return B, C, D	14.49%	17.05%	.66%	14.92%	29.88%	(42.81)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.81%	.80%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.80%	.80%	.83%	.82%
Net investment income (loss)	2.30% A	2.69%	2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,655,191	$ 1,560,856	$ 1,457,230	$ 1,619,356	$ 1,558,421	$ 1,321,569
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.25	.53	.42	.25	.28	.41
Net realized and unrealized gain (loss)	2.57	2.54	(.30)	2.20	3.58	(10.45)
Total from investment operations	2.82	3.07	.12	2.45	3.86	(10.04)
Distributions from net investment income	-	(.58) H	(.44)	(.28)	(.30)	(.45)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.88)	(.44)	(.28)	(.30)	(.47)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.29	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93
Total Return B, C, D	14.45%	17.05%	.70%	14.90%	29.95%	(42.82)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.80%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.79%	.80%	.83%	.81%
Net investment income (loss)	2.31% A	2.69%	2.23%	1.46%	2.04%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,653	$ 5,640	$ 3,956	$ 5,405	$ 5,259	$ 5,339
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85
Income from Investment Operations
Net investment income (loss) E	.27	.57	.46	.28	.31	.44
Net realized and unrealized gain (loss)	2.62	2.59	(.31)	2.23	3.64	(10.63)
Total from investment operations	2.89	3.16	.15	2.51	3.95	(10.19)
Distributions from net investment income	-	(.61) H	(.48)	(.31)	(.33)	(.49)
Distributions from net realized gain	(.06)	(1.30) H	-	-	-	(.02)
Total distributions	(.06)	(1.91)	(.48)	(.31)	(.33)	(.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.72	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15
Total Return B, C, D	14.54%	17.27%	.89%	15.04%	30.09%	(42.71)%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.64%	.65%	.68%	.66%
Expenses net of fee waivers, if any	.63% A	.64%	.64%	.64%	.68%	.66%
Expenses net of all reductions	.63% A	.63%	.63%	.64%	.68%	.66%
Net investment income (loss)	2.47% A	2.85%	2.39%	1.62%	2.19%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,024	$ 220,311	$ 178,499	$ 165,946	$ 147,358	$ 122,483
Portfolio turnover rate G	32% A	48%	96%	29%	29%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,385,954,076
Gross unrealized depreciation	(257,627,419)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,128,326,657

Tax cost	$ 4,881,023,134

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $915,335,772 and $1,326,613,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 186,383
Service Class 2	2,084,717
Service Class 2R	9,014
$ 2,280,114

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,294,976
Service Class	130,245
Service Class 2	583,321
Service Class 2R	2,503
Investor Class	200,029
$ 2,211,074

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,946 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $827,399, including $43,766 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $142,658 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,286.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 101,791,140
Service Class	-	9,989,279
Service Class 2	-	42,628,835
Service Class 2R	-	156,403
Investor Class	-	6,270,596
Total	$ -	$ 160,836,253
From net realized gain
Initial Class	$ 9,960,461	$ 222,187,565
Service Class	1,005,392	22,886,320
Service Class 2	4,574,622	103,060,364
Service Class 2R	16,498	339,927
Investor Class	664,045	13,368,782
Total	$ 16,221,018	$ 361,842,958

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	2,740,631	3,870,932	$ 60,148,018	$ 77,988,279
Reinvestment of distributions	470,055	16,250,583	9,960,461	323,978,705
Shares redeemed	(14,365,044)	(25,610,108)	(319,745,752)	(515,027,646)
Net increase (decrease)	(11,154,358)	(5,488,593)	$ (249,637,273)	$ (113,060,662)
Service Class
Shares sold	288,720	779,349	$ 6,309,807	$ 15,549,373
Reinvestment of distributions	47,626	1,655,419	1,005,392	32,875,599
Shares redeemed	(1,444,012)	(3,480,467)	(31,429,784)	(69,732,701)
Net increase (decrease)	(1,107,666)	(1,045,699)	$ (24,114,585)	$ (21,307,729)
Service Class 2
Shares sold	2,884,176	9,943,946	$ 62,278,377	$ 192,585,015
Reinvestment of distributions	219,512	7,428,210	4,574,622	145,689,199
Shares redeemed	(8,763,199)	(16,965,629)	(191,739,996)	(333,504,543)
Net increase (decrease)	(5,659,511)	406,527	$ (124,886,997)	$ 4,769,671
Service Class 2R
Shares sold	132,339	121,840	$ 2,860,906	$ 2,390,089
Reinvestment of distributions	795	25,375	16,498	496,330
Shares redeemed	(33,811)	(74,064)	(720,302)	(1,477,846)
Net increase (decrease)	99,323	73,151	$ 2,157,102	$ 1,408,573
Investor Class
Shares sold	1,869,239	1,569,001	$ 41,066,328	$ 31,601,024
Reinvestment of distributions	31,442	986,760	664,045	19,639,378
Shares redeemed	(347,852)	(1,052,779)	(7,724,254)	(21,080,323)
Net increase (decrease)	1,552,829	1,502,982	$ 34,006,119	$ 30,160,079

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0813
1.705693.115

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.66%
Actual		$ 1,000.00	$ 1,117.20	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000.00	$ 1,116.80	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2.91%
Actual		$ 1,000.00	$ 1,116.00	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,115.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000.00	$ 1,116.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Express Scripts Holding Co.	3.5	3.1
Home Depot, Inc.	3.2	2.3
Google, Inc. Class A	3.1	1.9
Apple, Inc.	2.8	10.7
Harley-Davidson, Inc.	2.7	2.2
Green Mountain Coffee Roasters, Inc.	2.5	1.5
Broadcom Corp. Class A	2.5	0.0
Facebook, Inc. Class A	2.3	2.1
Visa, Inc. Class A	2.3	2.3
Gilead Sciences, Inc.	2.3	1.3
	27.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.5	28.5
Consumer Discretionary	21.9	19.0
Health Care	16.6	12.3
Consumer Staples	10.2	12.2
Industrials	7.2	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.8%		Stocks 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	11.1%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Automobiles - 4.1%
Harley-Davidson, Inc.	1,943,252	$ 106,529,075
Tesla Motors, Inc. (a)(d)	521,977	56,075,989
		162,605,064
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	3,325,600	19,464,600
Kroton Educacional SA	1,808,600	25,045,708
		44,510,308
Hotels, Restaurants & Leisure - 4.6%
Bloomin' Brands, Inc.	149,000	3,707,120
Chipotle Mexican Grill, Inc. (a)	83,201	30,314,284
Dunkin' Brands Group, Inc.	582,595	24,946,718
Noodles & Co.	29,700	1,091,475
Panera Bread Co. Class A (a)	131,159	24,387,704
Starbucks Corp.	966,873	63,320,513
Texas Roadhouse, Inc. Class A	361,962	9,056,289
Yum! Brands, Inc.	357,598	24,795,845
		181,619,948
Household Durables - 0.9%
D.R. Horton, Inc.	348,116	7,407,908
Mohawk Industries, Inc. (a)	199,661	22,459,866
Toll Brothers, Inc. (a)	111,700	3,644,771
		33,512,545
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	207,688	57,672,881
TripAdvisor, Inc. (a)	230,353	14,021,587
		71,694,468
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	696,919	27,646,777
Discovery Communications, Inc. Class C (non-vtg.) (a)	409,469	28,523,611
Lions Gate Entertainment Corp. (a)	768,332	21,106,080
		77,276,468
Multiline Retail - 0.3%
Dollarama, Inc.	194,340	13,602,137
Specialty Retail - 5.7%
GNC Holdings, Inc.	1,445,525	63,906,660
Home Depot, Inc.	1,606,638	124,466,246
TJX Companies, Inc.	322,100	16,124,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	102,592	10,275,615
Urban Outfitters, Inc. (a)	94,700	3,808,834
Williams-Sonoma, Inc.	88,500	4,946,265
		223,527,946
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	1,287,000	9,511,862

	Shares	Value
Michael Kors Holdings Ltd. (a)	311,403	$ 19,313,214
NIKE, Inc. Class B	347,170	22,107,786
		50,932,862
TOTAL CONSUMER DISCRETIONARY		859,281,746
CONSUMER STAPLES - 10.2%
Beverages - 2.0%
Monster Beverage Corp. (a)	335,790	20,405,958
Remy Cointreau SA	20,600	2,185,876
SABMiller PLC	474,242	22,738,931
The Coca-Cola Co.	823,790	33,042,217
		78,372,982
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	211,800	23,418,726
Whole Foods Market, Inc.	567,488	29,214,282
		52,633,008
Food Products - 4.8%
Biostime International Holdings Ltd.	654,000	3,667,975
Green Mountain Coffee Roasters, Inc. (a)(d)	1,352,037	101,483,897
Mead Johnson Nutrition Co. Class A	539,766	42,765,660
The Hershey Co.	482,944	43,117,240
		191,034,772
Personal Products - 1.0%
Herbalife Ltd.	828,255	37,387,431
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	184,600	19,002,724
Philip Morris International, Inc.	301,631	26,127,277
		45,130,001
TOTAL CONSUMER STAPLES		404,558,194
ENERGY - 5.2%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	641,376	39,226,556
Dril-Quip, Inc. (a)	161,254	14,559,624
National Oilwell Varco, Inc.	142,700	9,832,030
Oceaneering International, Inc.	478,274	34,531,383
		98,149,593
Oil, Gas & Consumable Fuels - 2.7%
Bonanza Creek Energy, Inc. (a)	717,555	25,444,500
Cobalt International Energy, Inc. (a)	518,500	13,776,545
Continental Resources, Inc. (a)	117,864	10,143,376
Kosmos Energy Ltd. (a)	1,564,083	15,891,083
Markwest Energy Partners LP	239,200	15,990,520
Noble Energy, Inc.	190,800	11,455,632
Pioneer Natural Resources Co.	105,198	15,227,411
		107,929,067
TOTAL ENERGY		206,078,660
Common Stocks - continued
	Shares	Value
FINANCIALS - 4.6%
Capital Markets - 1.9%
BlackRock, Inc. Class A	92,206	$ 23,683,111
Harvest Capital Credit Corp.	161,500	2,437,035
Invesco Ltd.	1,451,797	46,167,145
Virtus Investment Partners, Inc. (a)	21,200	3,736,924
		76,024,215
Commercial Banks - 0.4%
First Republic Bank	172,800	6,649,344
HDFC Bank Ltd. sponsored ADR	266,900	9,672,456
		16,321,800
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	1,532,030	6,719,181
Diversified Financial Services - 0.4%
McGraw-Hill Companies, Inc.	292,788	15,573,394
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	93,100	10,419,752
Real Estate Investment Trusts - 0.9%
American Tower Corp.	504,955	36,947,557
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	362,901	17,433,764
TOTAL FINANCIALS		179,439,663
HEALTH CARE - 16.6%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	136,176	4,492,446
Amgen, Inc.	434,756	42,893,027
Biogen Idec, Inc. (a)	309,141	66,527,143
BioMarin Pharmaceutical, Inc. (a)	681,905	38,043,480
Biovitrum AB (a)	1,546,648	9,271,447
Cytokinetics, Inc. (a)	301,383	3,487,001
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	709,177
Esperion Therapeutics, Inc.	144,000	2,030,400
Gilead Sciences, Inc. (a)	1,742,624	89,239,775
Kamada (a)	422,765	4,701,147
Onyx Pharmaceuticals, Inc. (a)	229,545	27,545,400
Regeneron Pharmaceuticals, Inc. (a)	75,341	16,942,684
Theravance, Inc. (a)	154,847	5,966,255
Thrombogenics NV (a)(d)	40,212	1,541,732
Vertex Pharmaceuticals, Inc. (a)	219,871	17,561,097
		330,952,211
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	186,100	22,155,205
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	472,341	8,358,181
BioScrip, Inc. (a)	506,087	8,350,436

	Shares	Value
Express Scripts Holding Co. (a)	2,271,169	$ 140,108,416
Qualicorp SA (a)	970,500	7,389,605
		164,206,638
Health Care Technology - 0.5%
Cerner Corp. (a)	229,100	22,014,219
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	189,473	14,180,159
Pharmaceuticals - 2.6%
Actavis, Inc. (a)	166,418	21,005,280
Allergan, Inc.	70,400	5,930,496
Cadence Pharmaceuticals, Inc. (a)	912,822	6,225,446
Novo Nordisk A/S Series B	132,840	20,651,631
Pacira Pharmaceuticals, Inc. (a)	323,466	9,380,514
Valeant Pharmaceuticals International, Inc. (Canada) (a)	449,295	38,739,251
		101,932,618
TOTAL HEALTH CARE		655,441,050
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Textron, Inc.	604,925	15,758,296
United Technologies Corp.	574,228	53,368,750
		69,127,046
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	145,782	7,512,146
Building Products - 0.0%
Ply Gem Holdings, Inc.	16,400	328,984
Construction & Engineering - 0.3%
EMCOR Group, Inc.	249,770	10,153,151
Electrical Equipment - 2.0%
AMETEK, Inc.	432,600	18,298,980
Generac Holdings, Inc.	110,500	4,089,605
Hubbell, Inc. Class B	168,341	16,665,759
Roper Industries, Inc.	331,117	41,131,354
		80,185,698
Industrial Conglomerates - 1.1%
Danaher Corp.	677,924	42,912,589
Machinery - 0.4%
Graco, Inc.	51,062	3,227,629
Haitian International Holdings Ltd.	266,000	388,914
Manitowoc Co., Inc.	758,584	13,586,239
		17,202,782
Professional Services - 1.0%
Equifax, Inc.	282,921	16,672,535
Verisk Analytics, Inc. (a)	409,904	24,471,269
		41,143,804
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	420,800	$ 15,939,904
TOTAL INDUSTRIALS		284,506,104
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 1.4%
QUALCOMM, Inc.	912,195	55,716,871
Computers & Peripherals - 4.7%
Apple, Inc.	275,771	109,227,378
SanDisk Corp. (a)	1,263,111	77,176,082
		186,403,460
Internet Software & Services - 8.2%
Blucora, Inc. (a)	776,066	14,388,264
Cornerstone OnDemand, Inc. (a)	252,165	10,916,223
CoStar Group, Inc. (a)	77,524	10,006,023
eBay, Inc. (a)	354,941	18,357,549
Facebook, Inc. Class A (a)	3,688,354	91,692,480
Google, Inc. Class A (a)	137,835	121,345,799
LinkedIn Corp. (a)	49,029	8,741,871
MercadoLibre, Inc. (d)	133,752	14,413,116
SciQuest, Inc. (a)	205,124	5,138,356
SPS Commerce, Inc. (a)	389,015	21,395,825
Xoom Corp. (d)	73,430	1,683,016
Yahoo!, Inc. (a)	204,600	5,137,506
		323,216,028
IT Services - 2.9%
FleetCor Technologies, Inc. (a)	242,400	19,707,120
ServiceSource International, Inc. (a)	177,501	1,654,309
Visa, Inc. Class A	498,145	91,035,999
		112,397,428
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	184,900	14,625,590
Avago Technologies Ltd.	454,586	16,992,425
Broadcom Corp. Class A	2,950,165	99,597,570
Micron Technology, Inc. (a)	4,466,945	64,011,322
		195,226,907
Software - 4.4%
ANSYS, Inc. (a)	5,410	395,471
Citrix Systems, Inc. (a)	311,882	18,815,841
Computer Modelling Group Ltd.	545,300	12,023,873
Diligent Board Member Services, Inc. (a)	597,514	3,148,696
FleetMatics Group PLC	284,900	9,467,227
Infoblox, Inc. (a)	92,660	2,711,232

	Shares	Value
salesforce.com, Inc. (a)	1,435,562	$ 54,809,757
ServiceNow, Inc.	109,600	4,426,744
SolarWinds, Inc. (a)	1,165,866	45,247,259
Tableau Software, Inc.	104,200	5,774,764
Ultimate Software Group, Inc. (a)	11,250	1,319,513
VMware, Inc. Class A (a)	150,969	10,113,413
Workday, Inc. Class A	62,800	4,024,852
		172,278,642
TOTAL INFORMATION TECHNOLOGY		1,045,239,336
MATERIALS - 4.7%
Chemicals - 3.1%
FMC Corp.	371,105	22,659,671
LyondellBasell Industries NV Class A	179,927	11,921,963
Monsanto Co.	597,098	58,993,282
Sherwin-Williams Co.	157,660	27,842,756
		121,417,672
Construction Materials - 1.3%
Eagle Materials, Inc.	290,165	19,229,235
James Hardie Industries PLC sponsored ADR	207,200	8,934,464
Vulcan Materials Co.	471,146	22,808,178
		50,971,877
Paper & Forest Products - 0.3%
Canfor Corp. (a)	307,500	5,438,338
Norbord, Inc.	320,800	9,282,061
		14,720,399
TOTAL MATERIALS		187,109,948
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	395,500	29,314,460
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	520,169	47,491,430
TOTAL COMMON STOCKS (Cost $2,958,302,720)		3,898,460,591
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,848,302)	1,049,416	4,848,302
Money Market Funds - 1.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $57,263,925)	57,263,925	$ 57,263,925
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,020,414,947)	3,960,572,818
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,369,004)
NET ASSETS - 100%	$ 3,950,203,814
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,848,302 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,130
Fidelity Securities Lending Cash Central Fund	283,279
Total	$ 325,409
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 864,130,048	$ 859,281,746	$ -	$ 4,848,302
Consumer Staples	404,558,194	404,558,194	-	-
Energy	206,078,660	206,078,660	-	-
Financials	179,439,663	179,439,663	-	-
Health Care	655,441,050	606,534,842	48,906,208	-
Industrials	284,506,104	284,506,104	-	-
Information Technology	1,045,239,336	1,045,239,336	-	-
Materials	187,109,948	187,109,948	-	-
Telecommunication Services	29,314,460	29,314,460	-	-
Utilities	47,491,430	47,491,430	-	-
Money Market Funds	57,263,925	57,263,925	-	-
Total Investments in Securities:	$ 3,960,572,818	$ 3,906,818,308	$ 48,906,208	$ 4,848,302

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 9,166,623
Level 2 to Level 1	$ 108,229,599
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.9%
Canada	2.5%
Bermuda	1.6%
Brazil	1.3%
United Kingdom	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,810,739) - See accompanying schedule: Unaffiliated issuers (cost $2,963,151,022)	$ 3,903,308,893
Fidelity Central Funds (cost $57,263,925)	57,263,925
Total Investments (cost $3,020,414,947)		$ 3,960,572,818
Receivable for investments sold		79,037,118
Receivable for fund shares sold		761,852
Dividends receivable		1,551,499
Distributions receivable from Fidelity Central Funds		59,908
Other receivables		191,158
Total assets		4,042,174,353

Liabilities
Payable to custodian bank	$ 1,348,650
Payable for investments purchased	28,336,967
Payable for fund shares redeemed	2,391,294
Accrued management fee	1,832,755
Distribution and service plan fees payable	167,854
Other affiliated payables	392,825
Other payables and accrued expenses	236,269
Collateral on securities loaned, at value	57,263,925
Total liabilities		91,970,539

Net Assets		$ 3,950,203,814
Net Assets consist of:
Paid in capital		$ 3,769,212,733
Undistributed net investment income		6,026,236
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(765,191,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		940,156,615
Net Assets		$ 3,950,203,814

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,738,601,413 ÷ 58,287,344 shares)	$ 46.98

Service Class: Net Asset Value, offering price and redemption price per share ($418,418,592 ÷ 8,930,927 shares)	$ 46.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($627,547,443 ÷ 13,504,741 shares)	$ 46.47

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,222,790 ÷ 112,650 shares)	$ 46.36

Investor Class: Net Asset Value, offering price and redemption price per share ($160,413,576 ÷ 3,423,997 shares)	$ 46.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 19,745,309
Interest		56
Income from Fidelity Central Funds		325,409
Total income		20,070,774

Expenses
Management fee	$ 10,881,819
Transfer agent fees	1,441,738
Distribution and service plan fees	993,040
Accounting and security lending fees	524,598
Custodian fees and expenses	73,202
Independent trustees' compensation	12,287
Appreciation in deferred trustee compensation account	205
Audit	34,314
Legal	5,456
Miscellaneous	21,329
Total expenses before reductions	13,987,988
Expense reductions	(106,434)	13,881,554
Net investment income (loss)		6,189,220
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	345,929,749
Foreign currency transactions	(99,558)
Total net realized gain (loss)		345,830,191
Change in net unrealized appreciation (depreciation) on: Investment securities	78,341,199
Assets and liabilities in foreign currencies	(1,472)
Total change in net unrealized appreciation (depreciation)		78,339,727
Net gain (loss)		424,169,918
Net increase (decrease) in net assets resulting from operations		$ 430,359,138

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,189,220	$ 22,744,289
Net realized gain (loss)	345,830,191	142,104,433
Change in net unrealized appreciation (depreciation)	78,339,727	361,931,133
Net increase (decrease) in net assets resulting from operations	430,359,138	526,779,855
Distributions to shareholders from net investment income	-	(20,720,579)
Share transactions - net increase (decrease)	(230,495,383)	(456,375,196)
Redemption fees	4,662	1,933
Total increase (decrease) in net assets	199,868,417	49,686,013

Net Assets
Beginning of period	3,750,335,397	3,700,649,384
End of period (including undistributed net investment income of $6,026,236 and distributions in excess of net investment income of $162,984, respectively)	$ 3,950,203,814	$ 3,750,335,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12
Income from Investment Operations
Net investment income (loss) E	.08	.26	.14	.07	.10	.27
Net realized and unrealized gain (loss)	4.85	5.16	(.06)	7.18	6.55	(21.55)
Total from investment operations	4.93	5.42	.08	7.25	6.65	(21.28)
Distributions from net investment income	-	(.26)	(.15) H	(.09)	(.12)	(.31)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.26)	(.28) L	(.20)	(.14) K	(.31)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.98	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53
Total Return B,C,D	11.72%	14.69%	.20%	24.17%	28.29%	(47.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.66% A	.66%	.66%	.67%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.66%	.66%	.69%	.68%
Expenses net of all reductions	.65% A	.65%	.66%	.66%	.68%	.67%
Net investment income (loss)	.37% A	.64%	.36%	.22%	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,738,601	$ 2,613,977	$ 2,583,122	$ 2,842,307	$ 2,618,954	$ 2,337,892
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. LTotal distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99
Income from Investment Operations
Net investment income (loss) E	.06	.22	.10	.04	.08	.23
Net realized and unrealized gain (loss)	4.84	5.13	(.05)	7.16	6.52	(21.48)
Total from investment operations	4.90	5.35	.05	7.20	6.60	(21.25)
Distributions from net investment income	-	(.21)	(.11) H	(.06)	(.09)	(.27)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.21)	(.23)	(.17)	(.11) K	(.27)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.85	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47
Total Return B,C,D	11.68%	14.54%	.14%	24.06%	28.15%	(47.23)%
Ratios to Average Net Assets F,I
Expenses before reductions	.76% A	.76%	.77%	.77%	.79%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.76%	.79%	.78%
Expenses net of all reductions	.75% A	.75%	.76%	.76%	.78%	.77%
Net investment income (loss)	.27% A	.54%	.26%	.12%	.31%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,419	$ 395,589	$ 395,217	$ 453,063	$ 421,996	$ 395,759
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65
Income from Investment Operations
Net investment income (loss) E	.03	.16	.04	(.01)	.04	.17
Net realized and unrealized gain (loss)	4.80	5.10	(.05)	7.10	6.48	(21.29)
Total from investment operations	4.83	5.26	(.01)	7.09	6.52	(21.12)
Distributions from net investment income	-	(.15)	(.06) H	(.01)	(.05)	(.22)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.15)	(.18)	(.12)	(.08) K	(.22)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.47	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31
Total Return B,C,D	11.60%	14.40%	(.03)%	23.86%	27.97%	(47.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.91%	.92%	.92%	.94%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.91%	.94%	.93%
Expenses net of all reductions	.90% A	.90%	.91%	.91%	.93%	.92%
Net investment income (loss)	.12% A	.39%	.11%	(.03)%	.16%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 627,547	$ 592,407	$ 590,556	$ 584,193	$ 528,819	$ 447,530
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42
Income from Investment Operations
Net investment income (loss) E	.03	.16	.04	(.01)	.04	.18
Net realized and unrealized gain (loss)	4.78	5.09	(.05)	7.09	6.46	(21.20)
Total from investment operations	4.81	5.25	(.01)	7.08	6.50	(21.02)
Distributions from net investment income	-	(.16)	(.05) H	(.03)	(.04)	(.14)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.16)	(.17)	(.14)	(.06) K	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26
Total Return B,C,D	11.58%	14.41%	(.02)%	23.86%	27.98%	(47.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.91%	.91%	.92%	.94%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.91%	.94%	.93%
Expenses net of all reductions	.90% A	.90%	.91%	.91%	.93%	.92%
Net investment income (loss)	.12% A	.39%	.11%	(.03)%	.16%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,223	$ 5,357	$ 5,202	$ 5,739	$ 4,084	$ 3,061
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00
Income from Investment Operations
Net investment income (loss) E	.06	.23	.10	.04	.08	.24
Net realized and unrealized gain (loss)	4.84	5.13	(.05)	7.17	6.52	(21.49)
Total from investment operations	4.90	5.36	.05	7.21	6.60	(21.25)
Distributions from net investment income	-	(.22)	(.12) H	(.07)	(.09)	(.27)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.22)	(.24)	(.18)	(.11) K	(.27)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.85	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48
Total Return B,C,D	11.68%	14.58%	.14%	24.08%	28.14%	(47.22)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.75%	.75%	.76%	.79%	.77%
Expenses net of fee waivers, if any	.74% A	.75%	.75%	.75%	.79%	.77%
Expenses net of all reductions	.74% A	.74%	.74%	.75%	.78%	.76%
Net investment income (loss)	.28% A	.55%	.27%	.13%	.31%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,414	$ 143,005	$ 126,551	$ 117,936	$ 95,531	$ 93,428
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 976,405,370
Gross unrealized depreciation	(43,167,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ 933,238,357

Tax cost	$ 3,027,334,461

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (646,554,601)
2017	(458,405,642)
Total capital loss carryforward	$ (1,104,960,243)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,294,747,563 and $1,474,804,565, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 207,541
Service Class 2	778,958
Service Class 2R	6,541
$ 993,040

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 954,639
Service Class	145,778
Service Class 2	219,665
Service Class 2R	1,814
Investor Class	119,842
$ 1,441,738

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,660 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,001 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,702,240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283,279, including $7,510 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106,406 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 15,820,328
Service Class	-	1,992,915
Service Class 2	-	2,128,126
Service Class 2R	-	21,103
Investor Class	-	758,107
Total	$ -	$ 20,720,579

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	893,609	2,323,728	$ 40,475,933	$ 96,521,392
Reinvestment of distributions	-	381,572	-	15,820,328
Shares redeemed	(4,766,173)	(10,560,173)	(215,975,863)	(437,343,347)
Net increase (decrease)	(3,872,564)	(7,854,873)	$ (175,499,930)	$ (325,001,627)
Service Class
Shares sold	237,914	449,055	$ 10,642,309	$ 18,616,054
Reinvestment of distributions	-	48,172	-	1,992,915
Shares redeemed	(736,204)	(1,805,917)	(33,188,209)	(74,456,372)
Net increase (decrease)	(498,290)	(1,308,690)	$ (22,545,900)	$ (53,847,403)
Service Class 2
Shares sold	680,918	2,992,976	$ 30,497,510	$ 122,866,709
Reinvestment of distributions	-	51,828	-	2,128,126
Shares redeemed	(1,402,054)	(4,983,249)	(62,835,098)	(200,935,979)
Net increase (decrease)	(721,136)	(1,938,445)	$ (32,337,588)	$ (75,941,144)
Service Class 2R
Shares sold	26,320	51,435	$ 1,182,897	$ 2,117,779
Reinvestment of distributions	-	515	-	21,103
Shares redeemed	(42,612)	(65,694)	(1,889,506)	(2,637,205)
Net increase (decrease)	(16,292)	(13,744)	$ (706,609)	$ (498,323)
Investor Class
Shares sold	281,821	497,342	$ 12,680,499	$ 20,659,697
Reinvestment of distributions	-	18,329	-	758,107
Shares redeemed	(266,791)	(544,984)	(12,085,855)	(22,504,503)
Net increase (decrease)	15,030	(29,313)	$ 594,644	$ (1,086,699)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWT-SANN-0813
1.705692.115

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.66%
Actual		$ 1,000.00	$ 1,117.20	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000.00	$ 1,116.80	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2.91%
Actual		$ 1,000.00	$ 1,116.00	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,115.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000.00	$ 1,116.80	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Express Scripts Holding Co.	3.5	3.1
Home Depot, Inc.	3.2	2.3
Google, Inc. Class A	3.1	1.9
Apple, Inc.	2.8	10.7
Harley-Davidson, Inc.	2.7	2.2
Green Mountain Coffee Roasters, Inc.	2.5	1.5
Broadcom Corp. Class A	2.5	0.0
Facebook, Inc. Class A	2.3	2.1
Visa, Inc. Class A	2.3	2.3
Gilead Sciences, Inc.	2.3	1.3
	27.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.5	28.5
Consumer Discretionary	21.9	19.0
Health Care	16.6	12.3
Consumer Staples	10.2	12.2
Industrials	7.2	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.8%		Stocks 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	11.1%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Automobiles - 4.1%
Harley-Davidson, Inc.	1,943,252	$ 106,529,075
Tesla Motors, Inc. (a)(d)	521,977	56,075,989
		162,605,064
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	3,325,600	19,464,600
Kroton Educacional SA	1,808,600	25,045,708
		44,510,308
Hotels, Restaurants & Leisure - 4.6%
Bloomin' Brands, Inc.	149,000	3,707,120
Chipotle Mexican Grill, Inc. (a)	83,201	30,314,284
Dunkin' Brands Group, Inc.	582,595	24,946,718
Noodles & Co.	29,700	1,091,475
Panera Bread Co. Class A (a)	131,159	24,387,704
Starbucks Corp.	966,873	63,320,513
Texas Roadhouse, Inc. Class A	361,962	9,056,289
Yum! Brands, Inc.	357,598	24,795,845
		181,619,948
Household Durables - 0.9%
D.R. Horton, Inc.	348,116	7,407,908
Mohawk Industries, Inc. (a)	199,661	22,459,866
Toll Brothers, Inc. (a)	111,700	3,644,771
		33,512,545
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	207,688	57,672,881
TripAdvisor, Inc. (a)	230,353	14,021,587
		71,694,468
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	696,919	27,646,777
Discovery Communications, Inc. Class C (non-vtg.) (a)	409,469	28,523,611
Lions Gate Entertainment Corp. (a)	768,332	21,106,080
		77,276,468
Multiline Retail - 0.3%
Dollarama, Inc.	194,340	13,602,137
Specialty Retail - 5.7%
GNC Holdings, Inc.	1,445,525	63,906,660
Home Depot, Inc.	1,606,638	124,466,246
TJX Companies, Inc.	322,100	16,124,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	102,592	10,275,615
Urban Outfitters, Inc. (a)	94,700	3,808,834
Williams-Sonoma, Inc.	88,500	4,946,265
		223,527,946
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	1,287,000	9,511,862

	Shares	Value
Michael Kors Holdings Ltd. (a)	311,403	$ 19,313,214
NIKE, Inc. Class B	347,170	22,107,786
		50,932,862
TOTAL CONSUMER DISCRETIONARY		859,281,746
CONSUMER STAPLES - 10.2%
Beverages - 2.0%
Monster Beverage Corp. (a)	335,790	20,405,958
Remy Cointreau SA	20,600	2,185,876
SABMiller PLC	474,242	22,738,931
The Coca-Cola Co.	823,790	33,042,217
		78,372,982
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	211,800	23,418,726
Whole Foods Market, Inc.	567,488	29,214,282
		52,633,008
Food Products - 4.8%
Biostime International Holdings Ltd.	654,000	3,667,975
Green Mountain Coffee Roasters, Inc. (a)(d)	1,352,037	101,483,897
Mead Johnson Nutrition Co. Class A	539,766	42,765,660
The Hershey Co.	482,944	43,117,240
		191,034,772
Personal Products - 1.0%
Herbalife Ltd.	828,255	37,387,431
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	184,600	19,002,724
Philip Morris International, Inc.	301,631	26,127,277
		45,130,001
TOTAL CONSUMER STAPLES		404,558,194
ENERGY - 5.2%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	641,376	39,226,556
Dril-Quip, Inc. (a)	161,254	14,559,624
National Oilwell Varco, Inc.	142,700	9,832,030
Oceaneering International, Inc.	478,274	34,531,383
		98,149,593
Oil, Gas & Consumable Fuels - 2.7%
Bonanza Creek Energy, Inc. (a)	717,555	25,444,500
Cobalt International Energy, Inc. (a)	518,500	13,776,545
Continental Resources, Inc. (a)	117,864	10,143,376
Kosmos Energy Ltd. (a)	1,564,083	15,891,083
Markwest Energy Partners LP	239,200	15,990,520
Noble Energy, Inc.	190,800	11,455,632
Pioneer Natural Resources Co.	105,198	15,227,411
		107,929,067
TOTAL ENERGY		206,078,660
Common Stocks - continued
	Shares	Value
FINANCIALS - 4.6%
Capital Markets - 1.9%
BlackRock, Inc. Class A	92,206	$ 23,683,111
Harvest Capital Credit Corp.	161,500	2,437,035
Invesco Ltd.	1,451,797	46,167,145
Virtus Investment Partners, Inc. (a)	21,200	3,736,924
		76,024,215
Commercial Banks - 0.4%
First Republic Bank	172,800	6,649,344
HDFC Bank Ltd. sponsored ADR	266,900	9,672,456
		16,321,800
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	1,532,030	6,719,181
Diversified Financial Services - 0.4%
McGraw-Hill Companies, Inc.	292,788	15,573,394
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	93,100	10,419,752
Real Estate Investment Trusts - 0.9%
American Tower Corp.	504,955	36,947,557
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	362,901	17,433,764
TOTAL FINANCIALS		179,439,663
HEALTH CARE - 16.6%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	136,176	4,492,446
Amgen, Inc.	434,756	42,893,027
Biogen Idec, Inc. (a)	309,141	66,527,143
BioMarin Pharmaceutical, Inc. (a)	681,905	38,043,480
Biovitrum AB (a)	1,546,648	9,271,447
Cytokinetics, Inc. (a)	301,383	3,487,001
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	709,177
Esperion Therapeutics, Inc.	144,000	2,030,400
Gilead Sciences, Inc. (a)	1,742,624	89,239,775
Kamada (a)	422,765	4,701,147
Onyx Pharmaceuticals, Inc. (a)	229,545	27,545,400
Regeneron Pharmaceuticals, Inc. (a)	75,341	16,942,684
Theravance, Inc. (a)	154,847	5,966,255
Thrombogenics NV (a)(d)	40,212	1,541,732
Vertex Pharmaceuticals, Inc. (a)	219,871	17,561,097
		330,952,211
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	186,100	22,155,205
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	472,341	8,358,181
BioScrip, Inc. (a)	506,087	8,350,436

	Shares	Value
Express Scripts Holding Co. (a)	2,271,169	$ 140,108,416
Qualicorp SA (a)	970,500	7,389,605
		164,206,638
Health Care Technology - 0.5%
Cerner Corp. (a)	229,100	22,014,219
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	189,473	14,180,159
Pharmaceuticals - 2.6%
Actavis, Inc. (a)	166,418	21,005,280
Allergan, Inc.	70,400	5,930,496
Cadence Pharmaceuticals, Inc. (a)	912,822	6,225,446
Novo Nordisk A/S Series B	132,840	20,651,631
Pacira Pharmaceuticals, Inc. (a)	323,466	9,380,514
Valeant Pharmaceuticals International, Inc. (Canada) (a)	449,295	38,739,251
		101,932,618
TOTAL HEALTH CARE		655,441,050
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Textron, Inc.	604,925	15,758,296
United Technologies Corp.	574,228	53,368,750
		69,127,046
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	145,782	7,512,146
Building Products - 0.0%
Ply Gem Holdings, Inc.	16,400	328,984
Construction & Engineering - 0.3%
EMCOR Group, Inc.	249,770	10,153,151
Electrical Equipment - 2.0%
AMETEK, Inc.	432,600	18,298,980
Generac Holdings, Inc.	110,500	4,089,605
Hubbell, Inc. Class B	168,341	16,665,759
Roper Industries, Inc.	331,117	41,131,354
		80,185,698
Industrial Conglomerates - 1.1%
Danaher Corp.	677,924	42,912,589
Machinery - 0.4%
Graco, Inc.	51,062	3,227,629
Haitian International Holdings Ltd.	266,000	388,914
Manitowoc Co., Inc.	758,584	13,586,239
		17,202,782
Professional Services - 1.0%
Equifax, Inc.	282,921	16,672,535
Verisk Analytics, Inc. (a)	409,904	24,471,269
		41,143,804
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	420,800	$ 15,939,904
TOTAL INDUSTRIALS		284,506,104
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 1.4%
QUALCOMM, Inc.	912,195	55,716,871
Computers & Peripherals - 4.7%
Apple, Inc.	275,771	109,227,378
SanDisk Corp. (a)	1,263,111	77,176,082
		186,403,460
Internet Software & Services - 8.2%
Blucora, Inc. (a)	776,066	14,388,264
Cornerstone OnDemand, Inc. (a)	252,165	10,916,223
CoStar Group, Inc. (a)	77,524	10,006,023
eBay, Inc. (a)	354,941	18,357,549
Facebook, Inc. Class A (a)	3,688,354	91,692,480
Google, Inc. Class A (a)	137,835	121,345,799
LinkedIn Corp. (a)	49,029	8,741,871
MercadoLibre, Inc. (d)	133,752	14,413,116
SciQuest, Inc. (a)	205,124	5,138,356
SPS Commerce, Inc. (a)	389,015	21,395,825
Xoom Corp. (d)	73,430	1,683,016
Yahoo!, Inc. (a)	204,600	5,137,506
		323,216,028
IT Services - 2.9%
FleetCor Technologies, Inc. (a)	242,400	19,707,120
ServiceSource International, Inc. (a)	177,501	1,654,309
Visa, Inc. Class A	498,145	91,035,999
		112,397,428
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	184,900	14,625,590
Avago Technologies Ltd.	454,586	16,992,425
Broadcom Corp. Class A	2,950,165	99,597,570
Micron Technology, Inc. (a)	4,466,945	64,011,322
		195,226,907
Software - 4.4%
ANSYS, Inc. (a)	5,410	395,471
Citrix Systems, Inc. (a)	311,882	18,815,841
Computer Modelling Group Ltd.	545,300	12,023,873
Diligent Board Member Services, Inc. (a)	597,514	3,148,696
FleetMatics Group PLC	284,900	9,467,227
Infoblox, Inc. (a)	92,660	2,711,232

	Shares	Value
salesforce.com, Inc. (a)	1,435,562	$ 54,809,757
ServiceNow, Inc.	109,600	4,426,744
SolarWinds, Inc. (a)	1,165,866	45,247,259
Tableau Software, Inc.	104,200	5,774,764
Ultimate Software Group, Inc. (a)	11,250	1,319,513
VMware, Inc. Class A (a)	150,969	10,113,413
Workday, Inc. Class A	62,800	4,024,852
		172,278,642
TOTAL INFORMATION TECHNOLOGY		1,045,239,336
MATERIALS - 4.7%
Chemicals - 3.1%
FMC Corp.	371,105	22,659,671
LyondellBasell Industries NV Class A	179,927	11,921,963
Monsanto Co.	597,098	58,993,282
Sherwin-Williams Co.	157,660	27,842,756
		121,417,672
Construction Materials - 1.3%
Eagle Materials, Inc.	290,165	19,229,235
James Hardie Industries PLC sponsored ADR	207,200	8,934,464
Vulcan Materials Co.	471,146	22,808,178
		50,971,877
Paper & Forest Products - 0.3%
Canfor Corp. (a)	307,500	5,438,338
Norbord, Inc.	320,800	9,282,061
		14,720,399
TOTAL MATERIALS		187,109,948
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	395,500	29,314,460
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	520,169	47,491,430
TOTAL COMMON STOCKS (Cost $2,958,302,720)		3,898,460,591
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,848,302)	1,049,416	4,848,302
Money Market Funds - 1.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $57,263,925)	57,263,925	$ 57,263,925
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,020,414,947)	3,960,572,818
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,369,004)
NET ASSETS - 100%	$ 3,950,203,814
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,848,302 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,130
Fidelity Securities Lending Cash Central Fund	283,279
Total	$ 325,409
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 864,130,048	$ 859,281,746	$ -	$ 4,848,302
Consumer Staples	404,558,194	404,558,194	-	-
Energy	206,078,660	206,078,660	-	-
Financials	179,439,663	179,439,663	-	-
Health Care	655,441,050	606,534,842	48,906,208	-
Industrials	284,506,104	284,506,104	-	-
Information Technology	1,045,239,336	1,045,239,336	-	-
Materials	187,109,948	187,109,948	-	-
Telecommunication Services	29,314,460	29,314,460	-	-
Utilities	47,491,430	47,491,430	-	-
Money Market Funds	57,263,925	57,263,925	-	-
Total Investments in Securities:	$ 3,960,572,818	$ 3,906,818,308	$ 48,906,208	$ 4,848,302

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 9,166,623
Level 2 to Level 1	$ 108,229,599
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.9%
Canada	2.5%
Bermuda	1.6%
Brazil	1.3%
United Kingdom	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,810,739) - See accompanying schedule: Unaffiliated issuers (cost $2,963,151,022)	$ 3,903,308,893
Fidelity Central Funds (cost $57,263,925)	57,263,925
Total Investments (cost $3,020,414,947)		$ 3,960,572,818
Receivable for investments sold		79,037,118
Receivable for fund shares sold		761,852
Dividends receivable		1,551,499
Distributions receivable from Fidelity Central Funds		59,908
Other receivables		191,158
Total assets		4,042,174,353

Liabilities
Payable to custodian bank	$ 1,348,650
Payable for investments purchased	28,336,967
Payable for fund shares redeemed	2,391,294
Accrued management fee	1,832,755
Distribution and service plan fees payable	167,854
Other affiliated payables	392,825
Other payables and accrued expenses	236,269
Collateral on securities loaned, at value	57,263,925
Total liabilities		91,970,539

Net Assets		$ 3,950,203,814
Net Assets consist of:
Paid in capital		$ 3,769,212,733
Undistributed net investment income		6,026,236
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(765,191,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		940,156,615
Net Assets		$ 3,950,203,814

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,738,601,413 ÷ 58,287,344 shares)	$ 46.98

Service Class: Net Asset Value, offering price and redemption price per share ($418,418,592 ÷ 8,930,927 shares)	$ 46.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($627,547,443 ÷ 13,504,741 shares)	$ 46.47

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,222,790 ÷ 112,650 shares)	$ 46.36

Investor Class: Net Asset Value, offering price and redemption price per share ($160,413,576 ÷ 3,423,997 shares)	$ 46.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 19,745,309
Interest		56
Income from Fidelity Central Funds		325,409
Total income		20,070,774

Expenses
Management fee	$ 10,881,819
Transfer agent fees	1,441,738
Distribution and service plan fees	993,040
Accounting and security lending fees	524,598
Custodian fees and expenses	73,202
Independent trustees' compensation	12,287
Appreciation in deferred trustee compensation account	205
Audit	34,314
Legal	5,456
Miscellaneous	21,329
Total expenses before reductions	13,987,988
Expense reductions	(106,434)	13,881,554
Net investment income (loss)		6,189,220
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	345,929,749
Foreign currency transactions	(99,558)
Total net realized gain (loss)		345,830,191
Change in net unrealized appreciation (depreciation) on: Investment securities	78,341,199
Assets and liabilities in foreign currencies	(1,472)
Total change in net unrealized appreciation (depreciation)		78,339,727
Net gain (loss)		424,169,918
Net increase (decrease) in net assets resulting from operations		$ 430,359,138

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,189,220	$ 22,744,289
Net realized gain (loss)	345,830,191	142,104,433
Change in net unrealized appreciation (depreciation)	78,339,727	361,931,133
Net increase (decrease) in net assets resulting from operations	430,359,138	526,779,855
Distributions to shareholders from net investment income	-	(20,720,579)
Share transactions - net increase (decrease)	(230,495,383)	(456,375,196)
Redemption fees	4,662	1,933
Total increase (decrease) in net assets	199,868,417	49,686,013

Net Assets
Beginning of period	3,750,335,397	3,700,649,384
End of period (including undistributed net investment income of $6,026,236 and distributions in excess of net investment income of $162,984, respectively)	$ 3,950,203,814	$ 3,750,335,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12
Income from Investment Operations
Net investment income (loss) E	.08	.26	.14	.07	.10	.27
Net realized and unrealized gain (loss)	4.85	5.16	(.06)	7.18	6.55	(21.55)
Total from investment operations	4.93	5.42	.08	7.25	6.65	(21.28)
Distributions from net investment income	-	(.26)	(.15) H	(.09)	(.12)	(.31)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.26)	(.28) L	(.20)	(.14) K	(.31)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.98	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53
Total Return B,C,D	11.72%	14.69%	.20%	24.17%	28.29%	(47.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.66% A	.66%	.66%	.67%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.66%	.66%	.69%	.68%
Expenses net of all reductions	.65% A	.65%	.66%	.66%	.68%	.67%
Net investment income (loss)	.37% A	.64%	.36%	.22%	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,738,601	$ 2,613,977	$ 2,583,122	$ 2,842,307	$ 2,618,954	$ 2,337,892
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. LTotal distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99
Income from Investment Operations
Net investment income (loss) E	.06	.22	.10	.04	.08	.23
Net realized and unrealized gain (loss)	4.84	5.13	(.05)	7.16	6.52	(21.48)
Total from investment operations	4.90	5.35	.05	7.20	6.60	(21.25)
Distributions from net investment income	-	(.21)	(.11) H	(.06)	(.09)	(.27)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.21)	(.23)	(.17)	(.11) K	(.27)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.85	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47
Total Return B,C,D	11.68%	14.54%	.14%	24.06%	28.15%	(47.23)%
Ratios to Average Net Assets F,I
Expenses before reductions	.76% A	.76%	.77%	.77%	.79%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.76%	.79%	.78%
Expenses net of all reductions	.75% A	.75%	.76%	.76%	.78%	.77%
Net investment income (loss)	.27% A	.54%	.26%	.12%	.31%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,419	$ 395,589	$ 395,217	$ 453,063	$ 421,996	$ 395,759
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65
Income from Investment Operations
Net investment income (loss) E	.03	.16	.04	(.01)	.04	.17
Net realized and unrealized gain (loss)	4.80	5.10	(.05)	7.10	6.48	(21.29)
Total from investment operations	4.83	5.26	(.01)	7.09	6.52	(21.12)
Distributions from net investment income	-	(.15)	(.06) H	(.01)	(.05)	(.22)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.15)	(.18)	(.12)	(.08) K	(.22)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.47	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31
Total Return B,C,D	11.60%	14.40%	(.03)%	23.86%	27.97%	(47.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.91%	.92%	.92%	.94%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.91%	.94%	.93%
Expenses net of all reductions	.90% A	.90%	.91%	.91%	.93%	.92%
Net investment income (loss)	.12% A	.39%	.11%	(.03)%	.16%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 627,547	$ 592,407	$ 590,556	$ 584,193	$ 528,819	$ 447,530
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42
Income from Investment Operations
Net investment income (loss) E	.03	.16	.04	(.01)	.04	.18
Net realized and unrealized gain (loss)	4.78	5.09	(.05)	7.09	6.46	(21.20)
Total from investment operations	4.81	5.25	(.01)	7.08	6.50	(21.02)
Distributions from net investment income	-	(.16)	(.05) H	(.03)	(.04)	(.14)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.16)	(.17)	(.14)	(.06) K	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26
Total Return B,C,D	11.58%	14.41%	(.02)%	23.86%	27.98%	(47.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.91%	.91%	.92%	.94%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.91%	.94%	.93%
Expenses net of all reductions	.90% A	.90%	.91%	.91%	.93%	.92%
Net investment income (loss)	.12% A	.39%	.11%	(.03)%	.16%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,223	$ 5,357	$ 5,202	$ 5,739	$ 4,084	$ 3,061
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00
Income from Investment Operations
Net investment income (loss) E	.06	.23	.10	.04	.08	.24
Net realized and unrealized gain (loss)	4.84	5.13	(.05)	7.17	6.52	(21.49)
Total from investment operations	4.90	5.36	.05	7.21	6.60	(21.25)
Distributions from net investment income	-	(.22)	(.12) H	(.07)	(.09)	(.27)
Distributions from net realized gain	-	-	(.12) H	(.11)	(.02)	-
Total distributions	-	(.22)	(.24)	(.18)	(.11) K	(.27)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 46.85	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48
Total Return B,C,D	11.68%	14.58%	.14%	24.08%	28.14%	(47.22)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.75%	.75%	.76%	.79%	.77%
Expenses net of fee waivers, if any	.74% A	.75%	.75%	.75%	.79%	.77%
Expenses net of all reductions	.74% A	.74%	.74%	.75%	.78%	.76%
Net investment income (loss)	.28% A	.55%	.27%	.13%	.31%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,414	$ 143,005	$ 126,551	$ 117,936	$ 95,531	$ 93,428
Portfolio turnover rate G	67% A	68%	71%	75%	134%	161%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 976,405,370
Gross unrealized depreciation	(43,167,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ 933,238,357

Tax cost	$ 3,027,334,461

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (646,554,601)
2017	(458,405,642)
Total capital loss carryforward	$ (1,104,960,243)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,294,747,563 and $1,474,804,565, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 207,541
Service Class 2	778,958
Service Class 2R	6,541
$ 993,040

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 954,639
Service Class	145,778
Service Class 2	219,665
Service Class 2R	1,814
Investor Class	119,842
$ 1,441,738

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,660 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,001 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,702,240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283,279, including $7,510 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106,406 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 15,820,328
Service Class	-	1,992,915
Service Class 2	-	2,128,126
Service Class 2R	-	21,103
Investor Class	-	758,107
Total	$ -	$ 20,720,579

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	893,609	2,323,728	$ 40,475,933	$ 96,521,392
Reinvestment of distributions	-	381,572	-	15,820,328
Shares redeemed	(4,766,173)	(10,560,173)	(215,975,863)	(437,343,347)
Net increase (decrease)	(3,872,564)	(7,854,873)	$ (175,499,930)	$ (325,001,627)
Service Class
Shares sold	237,914	449,055	$ 10,642,309	$ 18,616,054
Reinvestment of distributions	-	48,172	-	1,992,915
Shares redeemed	(736,204)	(1,805,917)	(33,188,209)	(74,456,372)
Net increase (decrease)	(498,290)	(1,308,690)	$ (22,545,900)	$ (53,847,403)
Service Class 2
Shares sold	680,918	2,992,976	$ 30,497,510	$ 122,866,709
Reinvestment of distributions	-	51,828	-	2,128,126
Shares redeemed	(1,402,054)	(4,983,249)	(62,835,098)	(200,935,979)
Net increase (decrease)	(721,136)	(1,938,445)	$ (32,337,588)	$ (75,941,144)
Service Class 2R
Shares sold	26,320	51,435	$ 1,182,897	$ 2,117,779
Reinvestment of distributions	-	515	-	21,103
Shares redeemed	(42,612)	(65,694)	(1,889,506)	(2,637,205)
Net increase (decrease)	(16,292)	(13,744)	$ (706,609)	$ (498,323)
Investor Class
Shares sold	281,821	497,342	$ 12,680,499	$ 20,659,697
Reinvestment of distributions	-	18,329	-	758,107
Shares redeemed	(266,791)	(544,984)	(12,085,855)	(22,504,503)
Net increase (decrease)	15,030	(29,313)	$ 594,644	$ (1,086,699)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWTR-SANN-0813
1.833448.107

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.71%
Actual		$ 1,000.00	$ 1,149.20	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Service Class	.80%
Actual		$ 1,000.00	$ 1,148.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.96%
Actual		$ 1,000.00	$ 1,148.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class	.79%
Actual		$ 1,000.00	$ 1,149.30	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.4	0.0
General Electric Co.	2.8	3.0
Citigroup, Inc.	2.8	2.3
Wells Fargo & Co.	2.8	2.5
Merck & Co., Inc.	2.6	2.2
JPMorgan Chase & Co.	2.5	2.7
Occidental Petroleum Corp.	2.0	2.4
Cisco Systems, Inc.	1.9	1.4
Berkshire Hathaway, Inc. Class B	1.8	2.5
National Oilwell Varco, Inc.	1.8	0.6
	24.4
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	26.6
Energy	14.2	14.3
Health Care	11.3	10.1
Industrials	10.8	10.5
Information Technology	10.1	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 98.6%		Stocks 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	15.6%	** Foreign investments	19.7%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 1.1%
Delphi Automotive PLC	19,300	$ 978,317
Tenneco, Inc. (a)	21,400	968,992
		1,947,309
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	25,200	993,636
Household Durables - 0.5%
Harman International Industries, Inc.	17,200	932,240
Media - 3.0%
CBS Corp. Class B	26,800	1,309,716
Comcast Corp. Class A	36,200	1,516,056
Omnicom Group, Inc.	22,400	1,408,288
Twenty-First Century Fox, Inc. Class A	45,800	1,327,742
		5,561,802
Multiline Retail - 1.2%
Kohl's Corp.	17,600	888,976
Target Corp.	20,500	1,411,630
		2,300,606
Specialty Retail - 1.5%
Ascena Retail Group, Inc. (a)	110,200	1,922,990
Bed Bath & Beyond, Inc. (a)	13,400	950,060
		2,873,050
TOTAL CONSUMER DISCRETIONARY		14,608,643
CONSUMER STAPLES - 6.3%
Beverages - 0.6%
Monster Beverage Corp. (a)	17,300	1,051,321
Food & Staples Retailing - 0.5%
Walgreen Co.	21,300	941,460
Food Products - 1.8%
Danone SA	29,100	2,184,046
Ingredion, Inc.	18,200	1,194,284
		3,378,330
Household Products - 2.7%
Procter & Gamble Co.	43,900	3,379,861
Reckitt Benckiser Group PLC	24,306	1,718,282
		5,098,143
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	12,100	1,245,574
TOTAL CONSUMER STAPLES		11,714,828
ENERGY - 14.2%
Energy Equipment & Services - 1.8%
National Oilwell Varco, Inc.	49,100	3,382,990
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	23,900	2,053,727
Apache Corp.	12,300	1,031,109

	Shares	Value
Canadian Natural Resources Ltd.	66,200	$ 1,866,340
Chevron Corp.	54,100	6,402,194
Energen Corp.	36,200	1,891,812
Marathon Petroleum Corp.	25,700	1,826,242
Occidental Petroleum Corp.	42,098	3,756,405
Suncor Energy, Inc.	63,500	1,871,731
The Williams Companies, Inc.	46,300	1,503,361
Whiting Petroleum Corp. (a)	19,900	917,191
		23,120,112
TOTAL ENERGY		26,503,102
FINANCIALS - 28.0%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	21,800	1,763,184
KKR & Co. LP	67,200	1,321,152
UBS AG	132,472	2,248,558
		5,332,894
Commercial Banks - 6.0%
Barclays PLC sponsored ADR	94,600	1,619,552
CIT Group, Inc. (a)	36,270	1,691,270
U.S. Bancorp	72,734	2,629,334
Wells Fargo & Co.	127,326	5,254,744
		11,194,900
Consumer Finance - 1.2%
Capital One Financial Corp.	35,900	2,254,879
Diversified Financial Services - 7.5%
Bank of America Corp.	131,300	1,688,518
Citigroup, Inc.	109,547	5,254,970
IntercontinentalExchange, Inc. (a)(d)	6,300	1,119,888
JPMorgan Chase & Co.	88,819	4,688,755
Moody's Corp.	20,700	1,261,251
		14,013,382
Insurance - 7.0%
AFLAC, Inc.	27,340	1,589,001
Berkshire Hathaway, Inc. Class B (a)	30,300	3,391,176
MetLife, Inc.	54,800	2,507,648
Primerica, Inc.	29,834	1,116,985
ProAssurance Corp.	18,300	954,528
Reinsurance Group of America, Inc.	21,800	1,506,598
The Travelers Companies, Inc.	26,000	2,077,920
		13,143,856
Real Estate Investment Trusts - 3.4%
American Tower Corp.	19,300	1,412,181
Equity Lifestyle Properties, Inc.	15,400	1,210,286
Prologis, Inc.	28,287	1,066,986
SL Green Realty Corp.	10,900	961,271
Ventas, Inc.	23,400	1,625,364
		6,276,088
TOTAL FINANCIALS		52,215,999
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.3%
Biotechnology - 1.0%
Amgen, Inc.	19,000	$ 1,874,540
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	58,868	545,706
Zimmer Holdings, Inc.	1,957	146,658
		692,364
Health Care Providers & Services - 2.6%
CIGNA Corp.	36,200	2,624,138
McKesson Corp.	19,539	2,237,216
		4,861,354
Pharmaceuticals - 7.3%
Actavis, Inc. (a)	10,400	1,312,688
GlaxoSmithKline PLC sponsored ADR	41,300	2,063,761
Johnson & Johnson	26,200	2,249,532
Merck & Co., Inc.	104,970	4,875,857
Sanofi SA sponsored ADR	61,100	3,147,261
		13,649,099
TOTAL HEALTH CARE		21,077,357
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	12,300	963,459
United Technologies Corp.	19,268	1,790,768
		2,754,227
Air Freight & Logistics - 0.6%
FedEx Corp.	11,400	1,123,812
Construction & Engineering - 0.9%
URS Corp.	34,500	1,629,090
Electrical Equipment - 1.4%
Eaton Corp. PLC	25,900	1,704,479
Regal-Beloit Corp.	14,500	940,180
		2,644,659
Industrial Conglomerates - 4.8%
3M Co.	18,500	2,022,975
Carlisle Companies, Inc.	8,643	538,545
Danaher Corp.	18,400	1,164,720
General Electric Co.	230,948	5,355,684
		9,081,924
Machinery - 1.6%
Ingersoll-Rand PLC	29,300	1,626,736
Stanley Black & Decker, Inc.	17,700	1,368,210
		2,994,946
TOTAL INDUSTRIALS		20,228,658

	Shares	Value
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	146,600	$ 3,563,846
Computers & Peripherals - 1.0%
Apple, Inc.	4,700	1,861,576
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	27,900	1,111,815
TE Connectivity Ltd.	26,200	1,193,148
		2,304,963
IT Services - 2.9%
Accenture PLC Class A	13,000	935,480
Amdocs Ltd.	29,200	1,083,028
Fidelity National Information Services, Inc.	48,050	2,058,462
Global Payments, Inc.	28,400	1,315,488
		5,392,458
Software - 3.1%
Activision Blizzard, Inc.	79,300	1,130,818
Autodesk, Inc. (a)	27,600	936,744
Electronic Arts, Inc. (a)	53,100	1,219,707
Intuit, Inc.	15,400	939,862
Oracle Corp.	51,800	1,591,296
		5,818,427
TOTAL INFORMATION TECHNOLOGY		18,941,270
MATERIALS - 4.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	6,901	631,925
Albemarle Corp.	13,356	831,945
Eastman Chemical Co.	18,800	1,316,188
LyondellBasell Industries NV Class A	25,400	1,683,004
Methanex Corp.	4,300	184,192
		4,647,254
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	18,500	1,847,780
Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	14,100	924,396
TOTAL MATERIALS		7,419,430
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	48,900	1,405,386
UTILITIES - 5.3%
Electric Utilities - 2.1%
Edison International	37,107	1,787,073
ITC Holdings Corp.	19,800	1,807,740
Northeast Utilities	7,001	294,182
		3,888,995
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 3.2%
CMS Energy Corp.	59,000	$ 1,603,030
NiSource, Inc.	55,900	1,600,976
PG&E Corp.	27,300	1,248,429
Sempra Energy	19,600	1,602,496
		6,054,931
TOTAL UTILITIES		9,943,926
TOTAL COMMON STOCKS (Cost $162,430,100)		184,058,599
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.13% (b)	5,706,816	5,706,816
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	917,500	917,500
TOTAL MONEY MARKET FUNDS (Cost $6,624,316)		6,624,316
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $169,054,416)		190,682,915
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(4,003,421)
NET ASSETS - 100%		$ 186,679,494
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,191
Fidelity Securities Lending Cash Central Fund	10,130
Total	$ 12,321
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,608,643	$ 14,608,643	$ -	$ -
Consumer Staples	11,714,828	11,714,828	-	-
Energy	26,503,102	26,503,102	-	-
Financials	52,215,999	49,967,441	2,248,558	-
Health Care	21,077,357	21,077,357	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 20,228,658	$ 20,228,658	$ -	$ -
Information Technology	18,941,270	18,941,270	-	-
Materials	7,419,430	7,419,430	-	-
Telecommunication Services	1,405,386	1,405,386	-	-
Utilities	9,943,926	9,943,926	-	-
Money Market Funds	6,624,316	6,624,316	-	-
Total Investments in Securities:	$ 190,682,915	$ 188,434,357	$ 2,248,558	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 4,686,491
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.4%
United Kingdom	4.4%
France	2.9%
Ireland	2.3%
Canada	2.1%
Switzerland	1.8%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $888,800) - See accompanying schedule: Unaffiliated issuers (cost $162,430,100)	$ 184,058,599
Fidelity Central Funds (cost $6,624,316)	6,624,316
Total Investments (cost $169,054,416)		$ 190,682,915
Foreign currency held at value (cost $73)		71
Receivable for investments sold		19,513,574
Receivable for fund shares sold		265,290
Dividends receivable		325,880
Distributions receivable from Fidelity Central Funds		1,285
Other receivables		263
Total assets		210,789,278

Liabilities
Payable to custodian bank	$ 312,790
Payable for investments purchased	22,707,302
Payable for fund shares redeemed	31,095
Accrued management fee	85,676
Distribution and service plan fees payable	1,096
Other affiliated payables	25,352
Other payables and accrued expenses	28,973
Collateral on securities loaned, at value	917,500
Total liabilities		24,109,784

Net Assets		$ 186,679,494
Net Assets consist of:
Paid in capital		$ 154,422,503
Undistributed net investment income		1,327,538
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,302,656
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,626,797
Net Assets		$ 186,679,494

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($96,572,682 ÷ 6,668,991 shares)	$ 14.48

Service Class: Net Asset Value, offering price and redemption price per share ($240,923 ÷ 16,650 shares)	$ 14.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,116,583 ÷ 356,571 shares)	$ 14.35

Investor Class: Net Asset Value, offering price and redemption price per share ($84,749,306 ÷ 5,858,685 shares)	$ 14.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,954,608
Income from Fidelity Central Funds		12,321
Total income		1,966,929

Expenses
Management fee	$ 474,933
Transfer agent fees	95,810
Distribution and service plan fees	5,704
Accounting and security lending fees	33,419
Custodian fees and expenses	4,717
Independent trustees' compensation	500
Audit	25,741
Legal	328
Miscellaneous	626
Total expenses before reductions	641,778
Expense reductions	(2,583)	639,195
Net investment income (loss)		1,327,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,241,601
Foreign currency transactions	2,994
Total net realized gain (loss)		13,244,595
Change in net unrealized appreciation (depreciation) on: Investment securities	8,234,154
Assets and liabilities in foreign currencies	(1,671)
Total change in net unrealized appreciation (depreciation)		8,232,483
Net gain (loss)		21,477,078
Net increase (decrease) in net assets resulting from operations		$ 22,804,812

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,327,734	$ 2,451,042
Net realized gain (loss)	13,244,595	19,300,533
Change in net unrealized appreciation (depreciation)	8,232,483	5,851,497
Net increase (decrease) in net assets resulting from operations	22,804,812	27,603,072
Distributions to shareholders from net investment income	-	(2,418,565)
Share transactions - net increase (decrease)	15,364,221	(21,074,853)
Total increase (decrease) in net assets	38,169,033	4,109,654

Net Assets
Beginning of period	148,510,461	144,400,807
End of period (including undistributed net investment income of $1,327,538 and distributions in excess of net investment income of $196, respectively)	$ 186,679,494	$ 148,510,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 10.60	$ 11.00	$ 9.47	$ 6.69	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.11	.20	.12	.13 H	.07	.13
Net realized and unrealized gain (loss)	1.77	2.01	(.40)	1.56	2.78	(6.07)
Total from investment operations	1.88	2.21	(.28)	1.69	2.85	(5.94)
Distributions from net investment income	-	(.21)	(.12)	(.15)	(.07)	(.10)
Distributions from net realized gain	-	-	-	(.01)	-	(.37)
Total distributions	-	(.21)	(.12)	(.16)	(.07)	(.47)
Net asset value, end of period	$ 14.48	$ 12.60	$ 10.60	$ 11.00	$ 9.47	$ 6.69
Total Return B, C, D	14.92%	20.91%	(2.51)%	17.82%	42.66%	(46.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.72%	.73%	.76%	.80%	.79%
Expenses net of fee waivers, if any	.71% A	.72%	.72%	.75%	.80%	.79%
Expenses net of all reductions	.70% A	.71%	.72%	.74%	.80%	.79%
Net investment income (loss)	1.59% A	1.70%	1.14%	1.33% H	.95%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,573	$ 82,711	$ 82,980	$ 78,133	$ 64,198	$ 41,306
Portfolio turnover rate G	129% A	106%	79%	160%	73%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 10.60	$ 10.99	$ 9.46	$ 6.69	$ 13.06
Income from Investment Operations
Net investment income (loss) E	.10	.19	.12	.12 H	.06	.13
Net realized and unrealized gain (loss)	1.77	2.01	(.40)	1.56	2.77	(6.05)
Total from investment operations	1.87	2.20	(.28)	1.68	2.83	(5.92)
Distributions from net investment income	-	(.20)	(.11)	(.14)	(.06)	(.08)
Distributions from net realized gain	-	-	-	(.01)	-	(.37)
Total distributions	-	(.20)	(.11)	(.15)	(.06)	(.45)
Net asset value, end of period	$ 14.47	$ 12.60	$ 10.60	$ 10.99	$ 9.46	$ 6.69
Total Return B, C, D	14.84%	20.80%	(2.55)%	17.73%	42.35%	(46.49)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.81%	.81%	.84%	.91%	.88%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.83%	.91%	.88%
Expenses net of all reductions	.80% A	.80%	.81%	.83%	.90%	.88%
Net investment income (loss)	1.50% A	1.61%	1.05%	1.24% H	.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 241	$ 211	$ 194	$ 258	$ 251	$ 293
Portfolio turnover rate G	129% A	106%	79%	160%	73%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 10.52	$ 10.90	$ 9.38	$ 6.63	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.09	.17	.10	.11 H	.05	.11
Net realized and unrealized gain (loss)	1.76	1.99	(.39)	1.53	2.75	(6.01)
Total from investment operations	1.85	2.16	(.29)	1.64	2.80	(5.90)
Distributions from net investment income	-	(.18)	(.09)	(.11)	(.05)	(.07)
Distributions from net realized gain	-	-	-	(.01)	-	(.37)
Total distributions	-	(.18)	(.09)	(.12)	(.05)	(.44)
Net asset value, end of period	$ 14.35	$ 12.50	$ 10.52	$ 10.90	$ 9.38	$ 6.63
Total Return B, C, D	14.80%	20.55%	(2.68)%	17.52%	42.32%	(46.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	.96% A	.98%	.98%	1.00%	1.05%	1.04%
Expenses net of fee waivers, if any	.96% A	.98%	.97%	1.00%	1.05%	1.04%
Expenses net of all reductions	.96% A	.97%	.97%	.99%	1.05%	1.04%
Net investment income (loss)	1.33% A	1.45%	.89%	1.08% H	.70%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,117	$ 3,736	$ 3,202	$ 8,652	$ 8,277	$ 4,941
Portfolio turnover rate G	129% A	106%	79%	160%	73%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 10.59	$ 10.99	$ 9.46	$ 6.69	$ 13.09
Income from Investment Operations
Net investment income (loss) E	.11	.19	.12	.12 H	.07	.12
Net realized and unrealized gain (loss)	1.77	2.01	(.41)	1.56	2.77	(6.06)
Total from investment operations	1.88	2.20	(.29)	1.68	2.84	(5.94)
Distributions from net investment income	-	(.20)	(.11)	(.14)	(.07)	(.09)
Distributions from net realized gain	-	-	-	(.01)	-	(.37)
Total distributions	-	(.20)	(.11)	(.15)	(.07)	(.46)
Net asset value, end of period	$ 14.47	$ 12.59	$ 10.59	$ 10.99	$ 9.46	$ 6.69
Total Return B, C, D	14.93%	20.83%	(2.59)%	17.74%	42.41%	(46.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.80%	.80%	.83%	.89%	.87%
Expenses net of fee waivers, if any	.79% A	.80%	.80%	.83%	.89%	.87%
Expenses net of all reductions	.78% A	.79%	.80%	.82%	.88%	.87%
Net investment income (loss)	1.51% A	1.62%	1.06%	1.25% H	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,749	$ 61,852	$ 58,025	$ 64,242	$ 56,380	$ 36,199
Portfolio turnover rate G	129% A	106%	79%	160%	73%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,911,033
Gross unrealized depreciation	(1,923,594)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,987,439

Tax cost	$ 169,695,476

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (937,041)
2018	(2,066,510)
Total capital loss carryforward	$ (3,003,551)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,346,660 and $107,709,281, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 116
Service Class 2	5,588
$ 5,704

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 35,497
Service Class	81
Service Class 2	1,886
Investor Class	58,346
$ 95,810

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,683 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $199 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,130. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,583 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 1,379,268
Service Class	-	3,393
Service Class 2	-	53,882
Investor Class	-	982,022
Total	$ -	$ 2,418,565

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	956,518	1,352,046	$ 13,399,202	$ 15,992,881
Reinvestment of distributions	-	110,518	-	1,379,268
Shares redeemed	(852,413)	(2,727,326)	(12,032,628)	(31,911,868)
Net increase (decrease)	104,105	(1,264,762)	$ 1,366,574	$ (14,539,719)
Service Class
Shares sold	-	451	$ -	$ 5,296
Reinvestment of distributions	-	272	-	3,393
Shares redeemed	(138)	(2,236)	(1,906)	(26,470)
Net increase (decrease)	(138)	(1,513)	$ (1,906)	$ (17,781)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Service Class 2
Shares sold	145,715	141,782	$ 2,032,932	$ 1,633,565
Reinvestment of distributions	-	4,352	-	53,882
Shares redeemed	(88,024)	(151,734)	(1,229,368)	(1,773,957)
Net increase (decrease)	57,691	(5,600)	$ 803,564	$ (86,510)
Investor Class
Shares sold	1,531,323	959,913	$ 21,326,261	$ 11,352,729
Reinvestment of distributions	-	78,751	-	982,022
Shares redeemed	(585,108)	(1,604,791)	(8,130,272)	(18,765,594)
Net increase (decrease)	946,215	(566,127)	$ 13,195,989	$ (6,430,843)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 20% of the total outstanding shares of the Fund. The VIP Freedom Funds were the owners of record, in the aggregate, of approximately 58% of the total outstanding shares of the Fund. In addition, FMR or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0813
1.761034.112

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,006.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.78%
Actual		$ 1,000.00	$ 1,004.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,004.50	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R	.78%
Actual		$ 1,000.00	$ 1,004.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.72%
Actual		$ 1,000.00	$ 1,006.20	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	3.4	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4	2.9
International Lease Finance Corp.	2.4	2.9
First Data Corp.	2.0	0.5
Mirant Americas Generation LLC	1.8	1.7
	12.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.9	9.6
Telecommunications	9.2	8.4
Technology	8.3	3.4
Electric Utilities	5.6	6.9
Diversified Financial Services	5.3	6.7
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
BBB 1.7%	BBB 4.2%
BB 32.1%	BB 26.7%
B 46.4%	B 47.0%
CCC,CC,C 15.7%	CCC,CC,C 9.8%
Not Rated 0.2%	Not Rated 1.8%
Equities 0.1%	Equities 0.7%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Nonconvertible Bonds 93.2%		Nonconvertible Bonds 82.1%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 2.8%		Floating Rate Loans 7.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 9.8%
* Foreign investments	18.8%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.2%
	Principal Amount	Value
Aerospace - 1.3%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 495,000	$ 486,338
GenCorp, Inc. 7.125% 3/15/21 (d)	895,000	926,325
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	3,440,000	3,698,000
TransDigm, Inc.:
5.5% 10/15/20 (d)	5,985,000	5,655,825
7.5% 7/15/21 (d)	4,025,000	4,115,563
Triumph Group, Inc. 4.875% 4/1/21 (d)	2,210,000	2,198,950
		17,081,001
Air Transportation - 3.4%
Air Canada:
5.375% 11/15/22 (d)	530,000	528,675
6.625% 5/15/18 (d)	3,090,000	3,104,523
12% 2/1/16 (d)	3,970,000	4,342,188
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,994,208	3,458,311
5.5% 4/29/22	3,015,000	3,112,988
6.125% 4/29/18 (d)	520,000	525,200
6.75% 9/15/15 (d)	4,090,000	4,171,800
9.25% 5/10/17	717,906	800,465
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	2,064,400
6.75% 11/23/15	1,985,000	2,049,513
8.021% 8/10/22	1,605,569	1,754,084
8.954% 8/10/14	1,346,496	1,359,961
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26	950,000	895,375
Series 2013-1 Class B, 4.95% 1/15/22	2,179,000	2,053,708
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	578,425	610,238
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	2,950,025
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	3,565,000	3,386,750
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	1,720,000	1,655,500
Class B, 5.375% 5/15/23	710,000	697,575
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,472,046	2,546,208
9.75% 1/15/17	1,738,974	1,986,778

	Principal Amount	Value
12% 1/15/16 (d)	$ 516,297	$ 578,252
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	294,750
		44,927,267
Automotive - 3.0%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	6,980,000	7,067,250
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,015,000	5,472,619
8.25% 6/15/21	2,495,000	2,756,975
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,587,775
6.75% 2/15/21	1,710,000	1,812,600
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)	1,655,000	1,628,106
3.25% 5/15/18 (d)	5,795,000	5,635,638
4.25% 5/15/23 (d)	785,000	731,031
4.75% 8/15/17 (d)	3,370,000	3,454,250
6.75% 6/1/18	3,685,000	4,007,438
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	2,615,000	2,530,013
Tenneco, Inc. 6.875% 12/15/20	1,930,000	2,065,100
TRW Automotive, Inc. 4.5% 3/1/21 (d)	1,500,000	1,496,250
		40,245,045
Banks & Thrifts - 0.2%
Synovus Financial Corp.:
5.125% 6/15/17	760,000	746,700
7.875% 2/15/19	1,568,000	1,748,320
		2,495,020
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	4,335,000	4,183,275
Starz LLC/Starz Finance Corp. 5% 9/15/19	3,275,000	3,225,875
		7,409,150
Building Materials - 2.8%
Associated Materials LLC 9.125% 11/1/17	390,000	412,425
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,910,000
6.875% 8/15/18 (d)	4,490,000	4,736,950
HD Supply, Inc.:
7.5% 7/15/20 (d)	7,655,000	7,769,825
8.125% 4/15/19	3,615,000	3,958,425
10.5% 1/15/21	3,435,000	3,551,103
Headwaters, Inc. 7.625% 4/1/19	2,525,000	2,626,000
Masco Corp. 5.95% 3/15/22	1,815,000	1,905,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 7,285,000	$ 7,849,588
USG Corp. 7.875% 3/30/20 (d)	970,000	1,057,300
		37,777,366
Cable TV - 4.8%
Cablevision Systems Corp. 7.75% 4/15/18	740,000	795,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21 (d)	1,740,000	1,713,900
5.25% 9/30/22	5,635,000	5,353,250
5.75% 9/1/23 (d)	3,240,000	3,126,600
6.5% 4/30/21	9,070,000	9,455,475
6.625% 1/31/22	3,080,000	3,226,300
7% 1/15/19	9,810,000	10,374,075
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,454,413
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,064,775
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	690,475
DISH DBS Corp. 4.25% 4/1/18 (d)	1,145,000	1,122,100
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	2,085,000	2,251,800
Lynx I Corp. 5.375% 4/15/21 (d)	2,550,000	2,550,000
Lynx II Corp. 6.375% 4/15/23 (d)	550,000	554,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,655,000	1,586,814
7.5% 3/15/19 (d)	950,000	999,875
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,804,850
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,459,987
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	6,385,000	6,608,475
		64,192,789
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,048,950
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,021,500
		7,070,450
Chemicals - 2.6%
Ashland, Inc.:
3% 3/15/16 (d)	1,170,000	1,175,850
3.875% 4/15/18 (d)	2,365,000	2,323,613
Axiall Corp. 4.875% 5/15/23 (d)	1,695,000	1,610,250

	Principal Amount	Value
Celanese U.S. Holdings LLC:
4.625% 11/15/22	$ 1,605,000	$ 1,572,900
6.625% 10/15/18	1,030,000	1,086,650
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	810,000	775,575
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	3,540,000	3,522,300
INEOS Finance PLC 8.375% 2/15/19 (d)	5,495,000	6,003,288
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	3,555,000	3,848,288
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,730,000	1,730,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,857,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	5,170,000	4,963,200
Tronox Finance LLC 6.375% 8/15/20 (d)	3,675,000	3,463,688
		34,932,727
Consumer Products - 0.2%
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)	1,080,000	1,142,100
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,685,000	1,583,900
		2,726,000
Containers - 3.3%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,510,513
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	4,955,000	4,756,800
7.375% 10/15/17 (d)	335,000	356,775
Ball Corp. 4% 11/15/23	3,670,000	3,394,750
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	460,000	435,869
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	4,000,000	3,770,000
Graphic Packaging International, Inc. 4.75% 4/15/21	475,000	456,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,455,000	8,433,863
8.5% 5/15/18 (c)	6,290,000	6,478,700
9.875% 8/15/19	5,310,000	5,681,700
Sealed Air Corp.:
6.5% 12/1/20 (d)	1,315,000	1,387,325
8.125% 9/15/19 (d)	4,270,000	4,718,350
8.375% 9/15/21 (d)	2,695,000	3,018,400
		44,399,045
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 5.3%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,740,000	$ 1,807,425
6.75% 4/15/17	2,030,000	2,131,500
9.75% 8/1/18	3,730,000	4,093,675
CIT Group, Inc.:
4.25% 8/15/17	3,180,000	3,195,900
5.25% 3/15/18	4,935,000	5,070,713
5.375% 5/15/20	4,035,000	4,130,831
5.5% 2/15/19 (d)	5,555,000	5,735,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	11,285,000	11,849,250
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,275,000	1,160,250
International Lease Finance Corp.:
4.625% 4/15/21	2,020,000	1,868,500
5.75% 5/15/16	8,055,000	8,277,592
5.875% 4/1/19	5,485,000	5,539,850
5.875% 8/15/22	3,480,000	3,449,550
6.25% 5/15/19	2,245,000	2,306,738
8.625% 1/15/22	3,855,000	4,433,250
8.75% 3/15/17	2,110,000	2,357,925
8.875% 9/1/17	3,235,000	3,647,463
		71,055,950
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	2,715,000	2,782,875
6.5% 11/15/22 (d)	4,990,000	5,139,700
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,075,000	4,075,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	2,600,000	2,496,000
7.75% 10/15/18	3,900,000	4,173,000
Quebecor Media, Inc.:
5.75% 1/15/23	2,360,000	2,301,000
7.75% 3/15/16	2,612,000	2,651,180
7.75% 3/15/16	1,060,000	1,075,900
		24,694,655
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18	6,740,000	6,807,400
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16	2,095,000	2,189,275
7.25% 10/15/21	935,000	967,725
GenOn Energy, Inc.:
9.5% 10/15/18	1,745,000	1,936,950
9.875% 10/15/20	835,000	918,500
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	7,949,625
9.125% 5/1/31	15,020,000	16,071,400

	Principal Amount	Value
NRG Energy, Inc. 6.625% 3/15/23 (d)	$ 4,860,000	$ 4,835,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	10,210,275
Otter Tail Corp. 9% 12/15/16	2,460,000	2,723,958
Puget Energy, Inc.:
5.625% 7/15/22	1,045,000	1,107,907
6.5% 12/15/20	3,975,000	4,452,020
The AES Corp.:
4.875% 5/15/23	3,475,000	3,231,750
7.375% 7/1/21	9,660,000	10,601,850
		74,004,335
Energy - 12.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,110,000	1,957,025
Antero Resources Finance Corp.:
6% 12/1/20	6,300,000	6,174,000
7.25% 8/1/19	1,845,000	1,905,332
9.375% 12/1/17	4,215,000	4,488,975
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (d)	985,000	886,500
Chesapeake Energy Corp.:
5.375% 6/15/21	2,580,000	2,567,100
5.75% 3/15/23	1,675,000	1,695,938
6.125% 2/15/21	9,950,000	10,447,500
6.875% 11/15/20	1,250,000	1,356,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	624,225
6.125% 7/15/22	1,745,000	1,775,538
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,663,200
Continental Resources, Inc. 4.5% 4/15/23 (d)	3,530,000	3,424,100
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	2,315,000	2,384,450
Denbury Resources, Inc.:
4.625% 7/15/23	6,660,000	6,127,200
6.375% 8/15/21	2,550,000	2,626,500
Energy Partners Ltd. 8.25% 2/15/18	620,000	638,600
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,201,025
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,525,000	2,720,688
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,655,000	1,762,575
9.375% 5/1/20	8,685,000	9,792,338
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,812,000	2,952,600
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,277,599
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	$ 4,315,000	$ 4,228,700
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,609,800
Forest Oil Corp. 7.5% 9/15/20 (d)	4,155,000	3,947,250
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,425,000	3,416,438
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (d)	2,465,000	2,286,288
5.875% 4/1/20	1,240,000	1,236,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,355,000	2,472,512
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,500,000	2,381,250
6.5% 5/15/19	4,395,000	4,252,163
7.75% 2/1/21	2,390,000	2,395,975
8.625% 4/15/20	3,055,000	3,207,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	3,165,000	3,196,650
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,890,000	1,847,475
7.5% 11/1/19	4,635,000	4,820,400
Oil States International, Inc. 6.5% 6/1/19	3,300,000	3,415,500
Pacific Drilling SA 5.375% 6/1/20 (d)	4,750,000	4,476,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	2,075,000	2,199,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,507,188
Precision Drilling Corp.:
6.5% 12/15/21	290,000	293,625
6.625% 11/15/20	2,505,000	2,592,675
Rosetta Resources, Inc. 5.625% 5/1/21	1,405,000	1,371,631
Samson Investment Co. 10% 2/15/20 (d)	6,935,000	7,264,413
SemGroup Corp. 7.5% 6/15/21 (d)	1,610,000	1,634,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	2,445,000	2,200,500
5.25% 5/1/23 (d)	5,051,000	4,848,960
6.375% 8/1/22	592,000	620,120
6.875% 2/1/21	2,840,000	3,010,400
7.875% 10/15/18	2,660,000	2,832,900
Western Refining, Inc. 6.25% 4/1/21 (d)	2,245,000	2,194,488
		166,211,734

	Principal Amount	Value
Entertainment/Film - 0.3%
Cinemark U.S.A., Inc. 4.875% 6/1/23 (d)	$ 1,640,000	$ 1,574,400
Regal Entertainment Group 5.75% 6/15/23	2,920,000	2,868,900
		4,443,300
Environmental - 1.4%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	4,910,000	4,983,650
Clean Harbors, Inc.:
5.125% 6/1/21	910,000	916,825
5.25% 8/1/20	2,590,000	2,628,850
Covanta Holding Corp. 7.25% 12/1/20	5,165,000	5,415,947
Tervita Corp.:
8% 11/15/18 (d)	1,295,000	1,301,475
9.75% 11/1/19 (d)	2,985,000	2,776,050
		18,022,797
Food & Drug Retail - 4.3%
ESAL GmbH 6.25% 2/5/23 (d)	7,405,000	6,760,765
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	4,950,000	4,727,250
Rite Aid Corp.:
6.75% 6/15/21 (d)(f)	5,865,000	5,762,363
9.25% 3/15/20	22,810,000	25,147,997
9.5% 6/15/17	14,440,000	14,963,450
		57,361,825
Food/Beverage/Tobacco - 0.8%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)	6,670,000	6,986,825
Post Holdings, Inc. 7.375% 2/15/22	3,495,000	3,739,650
		10,726,475
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	7,590,000	7,931,550
MCE Finance Ltd. 5% 2/15/21 (d)	4,085,000	3,799,050
MGM Mirage, Inc.:
7.625% 1/15/17	930,000	1,013,700
8.625% 2/1/19	2,760,000	3,139,500
10% 11/1/16	3,185,000	3,726,450
11.375% 3/1/18	2,360,000	2,926,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	1,490,000	1,437,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	2,445,000	2,249,400
5.375% 3/15/22	2,995,000	3,054,900
7.75% 8/15/20	1,535,000	1,703,850
		30,982,650
Healthcare - 3.8%
DaVita, Inc. 5.75% 8/15/22	4,250,000	4,239,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 1,350,000	$ 1,333,125
8.75% 3/15/18	165,000	179,025
9.875% 4/15/18	2,425,000	2,534,125
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,418,750
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	2,775,000	2,872,125
HCA, Inc.:
7.875% 2/15/20	1,160,000	1,247,000
8% 10/1/18	2,060,000	2,366,425
HealthSouth Corp.:
5.75% 11/1/24	2,190,000	2,129,775
7.25% 10/1/18	4,008,000	4,308,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	2,275,000	1,831,375
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,750,700
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	950,000	923,875
8.125% 11/1/18	338,000	362,505
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	5,325,000	5,484,750
6.875% 12/1/18 (d)	4,655,000	4,771,375
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,960,000	3,910,500
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)	4,195,000	4,305,119
		50,968,524
Homebuilders/Real Estate - 3.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	910,000	891,800
CB Richard Ellis Services, Inc.:
5% 3/15/23	2,365,000	2,234,925
6.625% 10/15/20	2,370,000	2,500,350
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,541,913
4.375% 9/15/22	1,675,000	1,591,250
4.75% 5/15/17	1,315,000	1,357,738
4.75% 2/15/23	1,200,000	1,155,000
Lennar Corp.:
4.125% 12/1/18 (d)	3,605,000	3,415,738
4.75% 11/15/22 (d)	3,990,000	3,790,500
6.95% 6/1/18	2,515,000	2,716,200
12.25% 6/1/17	1,600,000	2,052,000
Standard Pacific Corp.:
8.375% 5/15/18	14,220,000	16,210,800

	Principal Amount	Value
8.375% 1/15/21	$ 3,840,000	$ 4,377,600
Toll Brothers Finance Corp. 4.375% 4/15/23	4,105,000	3,817,650
		49,653,464
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (d)	825,000	876,563
Leisure - 1.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	2,230,000	2,112,925
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,233,600
NCL Corp. Ltd. 5% 2/15/18 (d)	5,690,000	5,633,100
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	5,893,875
7.25% 3/15/18	1,815,000	2,037,338
7.5% 10/15/27	595,000	645,575
yankee 7.25% 6/15/16	2,445,000	2,689,500
		23,245,913
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,805,000	2,286,075
6.25% 6/1/21	2,275,000	1,814,313
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	4,765,000	4,491,013
CONSOL Energy, Inc. 8% 4/1/17	2,000,000	2,105,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,141,069
7% 11/1/15 (d)	10,415,000	10,519,150
New Gold, Inc. 6.25% 11/15/22 (d)	1,140,000	1,085,850
Walter Energy, Inc. 8.5% 4/15/21 (d)	3,535,000	2,810,325
		28,252,795
Paper - 0.4%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,190,600
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	6,150,000	6,288,375
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,625,119
Services - 2.8%
APX Group, Inc.:
6.375% 12/1/19 (d)	6,905,000	6,559,750
8.75% 12/1/20 (d)	6,465,000	6,157,913
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (d)	$ 1,700,000	$ 1,738,250
Audatex North America, Inc. 6% 6/15/21 (d)	3,340,000	3,348,350
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,860,000	1,877,298
6.75% 10/1/20	3,100,000	3,255,000
Hertz Corp.:
4.25% 4/1/18 (d)	3,145,000	3,042,788
6.75% 4/15/19	2,390,000	2,527,425
7.5% 10/15/18	4,105,000	4,412,875
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	4,340,000	4,594,975
		37,514,624
Shipping - 0.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	4,410,000	4,575,375
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	420,000	450,450
		5,025,825
Steel - 2.0%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,970,000	3,880,675
Severstal Columbus LLC 10.25% 2/15/18	8,610,000	9,105,075
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	3,945,000	3,885,825
6.125% 8/15/19 (d)	5,905,000	6,215,013
7.625% 3/15/20	3,930,000	4,185,450
		27,272,038
Super Retail - 1.2%
Claire's Stores, Inc.:
7.75% 6/1/20 (d)	620,000	599,850
9% 3/15/19 (d)	3,535,000	3,879,663
CST Brands, Inc. 5% 5/1/23 (d)	410,000	398,725
J. Crew Group, Inc. 8.125% 3/1/19	7,715,000	8,100,750
Netflix, Inc. 5.375% 2/1/21 (d)	2,410,000	2,385,900
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	935,000	944,350
		16,309,238
Technology - 7.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	3,400,000	3,187,500
Ceridian Corp. 11.25% 11/15/15	4,475,000	4,536,531
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	2,210,000	2,154,750
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,337,400
7.375% 6/15/19 (d)	3,400,000	3,493,500
8.25% 1/15/21 (d)	4,740,000	4,834,800

	Principal Amount	Value
12.625% 1/15/21	$ 6,010,000	$ 6,355,575
Flextronics International Ltd. 4.625% 2/15/20 (d)	3,020,000	2,929,400
IAC/InterActiveCorp 4.75% 12/15/22 (d)	4,090,000	3,865,050
Lucent Technologies, Inc.:
6.45% 3/15/29	2,650,000	2,007,375
6.5% 1/15/28	3,265,000	2,448,750
NCR Corp. 4.625% 2/15/21	5,545,000	5,295,475
Nuance Communications, Inc. 5.375% 8/15/20 (d)	11,478,000	11,334,525
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	5,850,000	5,733,000
5.75% 2/15/21 (d)	3,255,000	3,295,688
Sanmina-SCI Corp. 7% 5/15/19 (d)	9,305,000	9,491,100
Seagate HDD Cayman 4.75% 6/1/23 (d)	5,225,000	4,872,313
Softbank Corp. 4.5% 4/15/20 (d)	7,815,000	7,443,788
Spansion LLC 7.875% 11/15/17	5,850,000	5,908,500
VeriSign, Inc. 4.625% 5/1/23 (d)	3,295,000	3,196,150
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,964,550
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,995,000	3,182,188
13.375% 10/15/19	1,605,000	1,773,525
		103,641,433
Telecommunications - 9.1%
Altice Financing SA 7.875% 12/15/19 (d)	3,180,000	3,323,100
Altice Finco SA 9.875% 12/15/20 (d)	2,465,000	2,637,550
Crown Castle International Corp. 5.25% 1/15/23	5,520,000	5,299,200
Digicel Group Ltd.:
6% 4/15/21 (d)	8,440,000	8,060,200
7% 2/15/20 (d)	295,000	293,525
8.25% 9/1/17 (d)	5,395,000	5,610,800
8.25% 9/30/20 (d)	7,340,000	7,596,900
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	6,335,000	6,065,763
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)	2,655,000	2,489,063
6.625% 12/15/22 (d)	3,230,000	3,125,025
6.625% 12/15/22 (d)	4,440,000	4,306,800
7.25% 4/1/19	1,835,000	1,908,400
7.25% 10/15/20	2,900,000	3,045,000
7.5% 4/1/21	3,050,000	3,175,813
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	8,760,000	8,847,600
8.125% 6/1/23 (d)	3,140,000	3,242,050
NeuStar, Inc. 4.5% 1/15/23 (d)	2,980,000	2,816,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
NII Capital Corp.:
7.625% 4/1/21	$ 3,115,000	$ 2,421,913
10% 8/15/16	1,730,000	1,678,100
SBA Communications Corp. 5.625% 10/1/19 (d)	535,000	529,650
Sprint Capital Corp. 6.875% 11/15/28	1,490,000	1,430,400
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	11,319,399
6% 11/15/22	1,700,000	1,661,750
7% 8/15/20	8,730,000	9,166,500
9% 11/15/18 (d)	1,505,000	1,760,850
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,310,000	4,396,200
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,170,000	3,296,800
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	4,710,381	4,745,709
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	5,975,000	6,467,938
		120,718,098
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,642,450
TOTAL NONCONVERTIBLE BONDS (Cost $1,226,326,192)		1,241,984,640
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	18,733	13,113
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	48,889	391,112
TOTAL COMMON STOCKS (Cost $3,248,508)		1,264,487
Floating Rate Loans - 2.8%
	Principal Amount	Value
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (g)	$ 4,982,513	$ 4,971,850
U.S. Airways, Inc.:
Tranche B 1LN, term loan 4.25% 5/21/19 (g)	4,760,000	4,688,600
Tranche B 2LN, term loan 3.5% 11/21/16 (g)	3,175,000	3,175,000
		12,835,450
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	4,710,000	4,768,875
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	1,604	1,584
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	2,760,000	2,870,400
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (g)	1,980,000	1,965,150
Tranche B 1LN, term loan 4.5% 11/29/19 (g)	3,965,000	3,910,680
		8,747,814
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (g)	1,600,000	1,616,000
Tranche B 1LN, term loan 4.4994% 2/1/20 (g)	2,977,538	2,977,538
		4,593,538
Technology - 0.5%
First Data Corp. term loan 4.193% 3/24/18 (g)	6,685,000	6,509,519
TOTAL FLOATING RATE LOANS (Cost $37,021,727)		37,455,196
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $2,242,287)	2,240,000	2,243,835
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $23,906,944)	23,906,944	$ 23,906,944
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,292,745,658)		1,306,868,215
NET OTHER ASSETS (LIABILITIES) - 2.0%		26,060,777
NET ASSETS - 100%		$ 1,332,928,992
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $563,138,114 or 42.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391,112 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,554
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 391,112	$ -	$ -	$ 391,112
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,241,984,640	-	1,241,984,640	-
Commercial Mortgage Securities	13,113	-	-	13,113
Floating Rate Loans	37,455,196	-	37,455,196	-
Preferred Securities	2,243,835	-	2,243,835	-
Money Market Funds	23,906,944	23,906,944	-	-
Total Investments in Securities:	$ 1,306,868,215	$ 23,906,944	$ 1,281,683,671	$ 1,277,600
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.2%
Luxembourg	4.3%
Canada	3.4%
Bermuda	2.6%
Cayman Islands	1.7%
Australia	1.4%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,268,838,714)	$ 1,282,961,271
Fidelity Central Funds (cost $23,906,944)	23,906,944
Total Investments (cost $1,292,745,658)		$ 1,306,868,215
Cash		487,925
Receivable for investments sold		28,483,465
Receivable for fund shares sold		330,189
Interest receivable		21,643,570
Distributions receivable from Fidelity Central Funds		3,345
Total assets		1,357,816,709

Liabilities
Payable for investments purchased Regular delivery	$ 11,227,585
Delayed delivery	10,645,000
Payable for fund shares redeemed	2,100,940
Accrued management fee	655,632
Distribution and service plan fees payable	54,800
Other affiliated payables	152,451
Other payables and accrued expenses	51,309
Total liabilities		24,887,717

Net Assets		$ 1,332,928,992
Net Assets consist of:
Paid in capital		$ 1,341,651,756
Undistributed net investment income		46,670,745
Accumulated undistributed net realized gain (loss) on investments		(69,516,066)
Net unrealized appreciation (depreciation) on investments		14,122,557
Net Assets		$ 1,332,928,992

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($565,847,371 ÷ 96,955,327 shares)	$ 5.84

Service Class: Net Asset Value, offering price and redemption price per share ($69,989,395 ÷ 12,064,472 shares)	$ 5.80

Service Class 2: Net Asset Value, offering price and redemption price per share ($217,316,699 ÷ 38,283,901 shares)	$ 5.68

Initial Class R: Net Asset Value, offering price and redemption price per share ($28,822,671 ÷ 4,957,676 shares)	$ 5.81

Service Class R: Net Asset Value, offering price and redemption price per share ($31,045,424 ÷ 5,380,153 shares)	$ 5.77

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,633,060 ÷ 816,699 shares)	$ 5.67

Investor Class: Net Asset Value, offering price and redemption price per share ($415,274,372 ÷ 71,410,458 shares)	$ 5.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 213,937
Interest		46,779,296
Income from Fidelity Central Funds		62,554
Total income		47,055,787

Expenses
Management fee	$ 4,272,246
Transfer agent fees	621,602
Distribution and service plan fees	416,113
Accounting fees and expenses	255,070
Custodian fees and expenses	14,286
Independent trustees' compensation	4,773
Audit	40,169
Legal	6,085
Interest	1,289
Miscellaneous	8,240
Total expenses before reductions	5,639,873
Expense reductions	(795)	5,639,078
Net investment income (loss)		41,416,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,435,465
Change in net unrealized appreciation (depreciation) on investment securities		(66,663,671)
Net gain (loss)		(30,228,206)
Net increase (decrease) in net assets resulting from operations		$ 11,188,503

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,416,709	$ 85,504,440
Net realized gain (loss)	36,435,465	13,064,180
Change in net unrealized appreciation (depreciation)	(66,663,671)	80,611,074
Net increase (decrease) in net assets resulting from operations	11,188,503	179,179,694
Distributions to shareholders from net investment income	(1,565,682)	(84,934,228)
Share transactions - net increase (decrease)	(189,972,586)	164,623,275
Redemption fees	22,671	64,369
Total increase (decrease) in net assets	(180,327,094)	258,933,110

Net Assets
Beginning of period	1,513,256,086	1,254,322,976
End of period (including undistributed net investment income of $46,670,745 and undistributed net investment income of $6,819,718, respectively)	$ 1,332,928,992	$ 1,513,256,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98
Income from Investment Operations
Net investment income (loss) E	.164	.361	.391	.439	.438	.475
Net realized and unrealized gain (loss)	(.128)	.405	(.171)	.288	1.298	(1.990)
Total from investment operations	.036	.766	.220	.727	1.736	(1.515)
Distributions from net investment income	(.006)	(.346)	(.400)	(.448)	(.406)	(.506)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.84	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96
Total Return B, C, D	.62%	14.23%	4.03%	13.82%	43.96%	(24.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.68%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.69% A	.68%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.68%	.69%	.69%	.70%	.70%
Net investment income (loss)	5.57% A	6.22%	6.85%	7.84%	9.02%	8.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 565,847	$ 606,506	$ 561,514	$ 594,688	$ 608,802	$ 451,824
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95
Income from Investment Operations
Net investment income (loss) E	.160	.353	.384	.431	.429	.469
Net realized and unrealized gain (loss)	(.134)	.407	(.171)	.290	1.281	(1.971)
Total from investment operations	.026	.760	.213	.721	1.710	(1.502)
Distributions from net investment income	(.006)	(.340)	(.393)	(.442)	(.400)	(.499)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.80	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95
Total Return B, C, D	.45%	14.20%	3.93%	13.79%	43.41%	(24.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.78%	.80%	.80%
Expenses net of all reductions	.78% A	.78%	.79%	.78%	.80%	.80%
Net investment income (loss)	5.47% A	6.13%	6.75%	7.74%	8.92%	8.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,989	$ 77,397	$ 91,573	$ 98,988	$ 103,511	$ 95,461
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.153	.338	.368	.417	.422	.450
Net realized and unrealized gain (loss)	(.127)	.396	(.170)	.287	1.264	(1.949)
Total from investment operations	.026	.734	.198	.704	1.686	(1.499)
Distributions from net investment income	(.006)	(.334)	(.388)	(.435)	(.396)	(.492)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.68	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89
Total Return B, C, D	.46%	13.97%	3.72%	13.67%	43.46%	(25.14)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.93%	.94%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.94%	.95%	.96%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.95%	.96%
Net investment income (loss)	5.33% A	5.98%	6.60%	7.59%	8.77%	8.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,317	$ 281,065	$ 220,333	$ 182,465	$ 181,377	$ 87,077
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96
Income from Investment Operations
Net investment income (loss) E	.164	.360	.391	.439	.440	.471
Net realized and unrealized gain (loss)	(.138)	.407	(.171)	.288	1.286	(1.975)
Total from investment operations	.026	.767	.220	.727	1.726	(1.504)
Distributions from net investment income	(.006)	(.347)	(.400)	(.448)	(.406)	(.507)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.81	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95
Total Return B, C, D	.45%	14.30%	4.05%	13.88%	43.82%	(24.88)%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.68%	.68%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68% A	.68%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.68% A	.68%	.68%	.68%	.69%	.70%
Net investment income (loss)	5.58% A	6.23%	6.85%	7.84%	9.02%	8.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,823	$ 35,605	$ 31,627	$ 34,946	$ 34,080	$ 19,801
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93
Income from Investment Operations
Net investment income (loss) E	.160	.352	.383	.433	.431	.467
Net realized and unrealized gain (loss)	(.134)	.400	(.167)	.280	1.280	(1.959)
Total from investment operations	.026	.752	.216	.713	1.711	(1.492)
Distributions from net investment income	(.006)	(.342)	(.396)	(.444)	(.401)	(.499)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.77	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94
Total Return B, C, D	.45%	14.10%	3.99%	13.66%	43.56%	(24.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.78%	.78%	.80%	.80%
Expenses net of all reductions	.78% A	.78%	.78%	.78%	.80%	.80%
Net investment income (loss)	5.48% A	6.13%	6.75%	7.74%	8.92%	8.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,045	$ 69,893	$ 63,557	$ 68,806	$ 47,873	$ 26,572
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87
Income from Investment Operations
Net investment income (loss) E	.153	.340	.369	.415	.416	.451
Net realized and unrealized gain (loss)	(.127)	.390	(.175)	.293	1.257	(1.940)
Total from investment operations	.026	.730	.194	.708	1.673	(1.489)
Distributions from net investment income	(.006)	(.340)	(.384)	(.429)	(.393)	(.492)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.67	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89
Total Return B, C, D	.46%	13.90%	3.64%	13.79%	43.13%	(24.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.93%	.93%	.94%	.95%	.95%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	.95%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.94%	.95%
Net investment income (loss)	5.33% A	5.98%	6.60%	7.59%	8.77%	8.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,633	$ 4,019	$ 1,350	$ 1,543	$ 2,016	$ 1,487
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96
Income from Investment Operations
Net investment income (loss) E	.163	.358	.388	.437	.441	.473
Net realized and unrealized gain (loss)	(.127)	.407	(.180)	.298	1.274	(1.971)
Total from investment operations	.036	.765	.208	.735	1.715	(1.498)
Distributions from net investment income	(.006)	(.345)	(.398)	(.446)	(.405)	(.503)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.82	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96
Total Return B, C, D	.62%	14.26%	3.82%	14.04%	43.43%	(24.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.71%	.72%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.72%	.73%	.74%
Expenses net of all reductions	.72% A	.71%	.72%	.72%	.73%	.74%
Net investment income (loss)	5.54% A	6.20%	6.82%	7.81%	8.99%	8.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,274	$ 438,772	$ 284,370	$ 244,738	$ 182,806	$ 90,312
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,330,620
Gross unrealized depreciation	(25,162,548)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,168,072

Tax cost	$ 1,290,700,143

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (26,397,633)
2017	(79,447,269)
Total capital loss carryforward	$ (105,844,902)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $630,830,838 and $682,909,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 37,314
Service Class 2	342,512
Service Class R	31,142
Service Class 2R	5,145
$ 416,113

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 223,646
Service Class	26,841
Service Class 2	98,246
Initial Class R	11,844
Service Class R	21,842
Service Class 2R	1,443
Investor Class	237,740
$ 621,602

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,831,167.31%		$ 1,289

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $795.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 619,024	$ 34,341,731
Service Class	78,876	4,352,958
Service Class 2	293,027	15,615,687
Initial Class R	36,356	2,033,316
Service Class R	72,616	3,948,919
Service Class 2R	3,963	215,852
Investor Class	461,820	24,425,765
Total	$ 1,565,682	$ 84,934,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	5,300,670	13,853,360	$ 31,437,958	$ 80,405,792
Reinvestment of distributions	105,816	5,923,006	619,024	34,341,731
Shares redeemed	(12,868,294)	(19,521,567)	(76,290,025)	(112,985,217)
Net increase (decrease)	(7,461,808)	254,799	$ (44,233,043)	$ 1,762,306
Service Class
Shares sold	515,082	1,525,261	$ 3,053,476	$ 8,621,959
Reinvestment of distributions	13,553	754,748	78,876	4,352,958
Shares redeemed	(1,862,449)	(5,957,709)	(10,965,320)	(33,943,822)
Net increase (decrease)	(1,333,814)	(3,677,700)	$ (7,832,968)	$ (20,968,905)
Service Class 2
Shares sold	5,937,920	25,700,556	$ 34,369,051	$ 145,593,661
Reinvestment of distributions	51,499	2,764,623	293,027	15,615,687
Shares redeemed	(17,394,005)	(20,664,331)	(100,063,070)	(115,959,882)
Net increase (decrease)	(11,404,586)	7,800,848	$ (65,400,992)	$ 45,249,466
Initial Class R
Shares sold	424,246	2,462,639	$ 2,519,244	$ 14,321,536
Reinvestment of distributions	6,236	351,902	36,356	2,033,316
Shares redeemed	(1,626,282)	(2,548,693)	(9,614,463)	(14,732,861)
Net increase (decrease)	(1,195,800)	265,848	$ (7,058,863)	$ 1,621,991
Service Class R
Shares sold	332,984	8,023,964	$ 1,970,696	$ 46,504,431
Reinvestment of distributions	12,563	688,191	72,616	3,948,919
Shares redeemed	(7,129,835)	(8,456,038)	(41,941,445)	(47,748,690)
Net increase (decrease)	(6,784,288)	256,117	$ (39,898,133)	$ 2,704,660
Service Class 2R
Shares sold	669,951	580,649	$ 3,933,332	$ 3,315,329
Reinvestment of distributions	696	38,276	3,963	215,852
Shares redeemed	(564,974)	(164,440)	(3,254,621)	(925,854)
Net increase (decrease)	105,673	454,485	$ 682,674	$ 2,605,327
Investor Class
Shares sold	7,988,498	28,186,563	$ 47,277,940	$ 162,161,430
Reinvestment of distributions	79,214	4,226,954	461,820	24,425,765
Shares redeemed	(12,456,054)	(9,530,114)	(73,971,021)	(54,938,765)
Net increase (decrease)	(4,388,342)	22,883,403	$ (26,231,261)	$ 131,648,430

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0813
1.705694.115

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,006.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.78%
Actual		$ 1,000.00	$ 1,004.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,004.50	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R	.78%
Actual		$ 1,000.00	$ 1,004.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.72%
Actual		$ 1,000.00	$ 1,006.20	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	3.4	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4	2.9
International Lease Finance Corp.	2.4	2.9
First Data Corp.	2.0	0.5
Mirant Americas Generation LLC	1.8	1.7
	12.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.9	9.6
Telecommunications	9.2	8.4
Technology	8.3	3.4
Electric Utilities	5.6	6.9
Diversified Financial Services	5.3	6.7
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
BBB 1.7%	BBB 4.2%
BB 32.1%	BB 26.7%
B 46.4%	B 47.0%
CCC,CC,C 15.7%	CCC,CC,C 9.8%
Not Rated 0.2%	Not Rated 1.8%
Equities 0.1%	Equities 0.7%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Nonconvertible Bonds 93.2%		Nonconvertible Bonds 82.1%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 2.8%		Floating Rate Loans 7.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 9.8%
* Foreign investments	18.8%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.2%
	Principal Amount	Value
Aerospace - 1.3%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 495,000	$ 486,338
GenCorp, Inc. 7.125% 3/15/21 (d)	895,000	926,325
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	3,440,000	3,698,000
TransDigm, Inc.:
5.5% 10/15/20 (d)	5,985,000	5,655,825
7.5% 7/15/21 (d)	4,025,000	4,115,563
Triumph Group, Inc. 4.875% 4/1/21 (d)	2,210,000	2,198,950
		17,081,001
Air Transportation - 3.4%
Air Canada:
5.375% 11/15/22 (d)	530,000	528,675
6.625% 5/15/18 (d)	3,090,000	3,104,523
12% 2/1/16 (d)	3,970,000	4,342,188
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,994,208	3,458,311
5.5% 4/29/22	3,015,000	3,112,988
6.125% 4/29/18 (d)	520,000	525,200
6.75% 9/15/15 (d)	4,090,000	4,171,800
9.25% 5/10/17	717,906	800,465
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	2,064,400
6.75% 11/23/15	1,985,000	2,049,513
8.021% 8/10/22	1,605,569	1,754,084
8.954% 8/10/14	1,346,496	1,359,961
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26	950,000	895,375
Series 2013-1 Class B, 4.95% 1/15/22	2,179,000	2,053,708
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	578,425	610,238
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	2,950,025
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	3,565,000	3,386,750
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	1,720,000	1,655,500
Class B, 5.375% 5/15/23	710,000	697,575
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,472,046	2,546,208
9.75% 1/15/17	1,738,974	1,986,778

	Principal Amount	Value
12% 1/15/16 (d)	$ 516,297	$ 578,252
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	294,750
		44,927,267
Automotive - 3.0%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	6,980,000	7,067,250
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,015,000	5,472,619
8.25% 6/15/21	2,495,000	2,756,975
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,587,775
6.75% 2/15/21	1,710,000	1,812,600
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)	1,655,000	1,628,106
3.25% 5/15/18 (d)	5,795,000	5,635,638
4.25% 5/15/23 (d)	785,000	731,031
4.75% 8/15/17 (d)	3,370,000	3,454,250
6.75% 6/1/18	3,685,000	4,007,438
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	2,615,000	2,530,013
Tenneco, Inc. 6.875% 12/15/20	1,930,000	2,065,100
TRW Automotive, Inc. 4.5% 3/1/21 (d)	1,500,000	1,496,250
		40,245,045
Banks & Thrifts - 0.2%
Synovus Financial Corp.:
5.125% 6/15/17	760,000	746,700
7.875% 2/15/19	1,568,000	1,748,320
		2,495,020
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	4,335,000	4,183,275
Starz LLC/Starz Finance Corp. 5% 9/15/19	3,275,000	3,225,875
		7,409,150
Building Materials - 2.8%
Associated Materials LLC 9.125% 11/1/17	390,000	412,425
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,910,000
6.875% 8/15/18 (d)	4,490,000	4,736,950
HD Supply, Inc.:
7.5% 7/15/20 (d)	7,655,000	7,769,825
8.125% 4/15/19	3,615,000	3,958,425
10.5% 1/15/21	3,435,000	3,551,103
Headwaters, Inc. 7.625% 4/1/19	2,525,000	2,626,000
Masco Corp. 5.95% 3/15/22	1,815,000	1,905,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 7,285,000	$ 7,849,588
USG Corp. 7.875% 3/30/20 (d)	970,000	1,057,300
		37,777,366
Cable TV - 4.8%
Cablevision Systems Corp. 7.75% 4/15/18	740,000	795,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21 (d)	1,740,000	1,713,900
5.25% 9/30/22	5,635,000	5,353,250
5.75% 9/1/23 (d)	3,240,000	3,126,600
6.5% 4/30/21	9,070,000	9,455,475
6.625% 1/31/22	3,080,000	3,226,300
7% 1/15/19	9,810,000	10,374,075
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,454,413
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,064,775
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	690,475
DISH DBS Corp. 4.25% 4/1/18 (d)	1,145,000	1,122,100
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	2,085,000	2,251,800
Lynx I Corp. 5.375% 4/15/21 (d)	2,550,000	2,550,000
Lynx II Corp. 6.375% 4/15/23 (d)	550,000	554,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,655,000	1,586,814
7.5% 3/15/19 (d)	950,000	999,875
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,804,850
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,459,987
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	6,385,000	6,608,475
		64,192,789
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,048,950
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,021,500
		7,070,450
Chemicals - 2.6%
Ashland, Inc.:
3% 3/15/16 (d)	1,170,000	1,175,850
3.875% 4/15/18 (d)	2,365,000	2,323,613
Axiall Corp. 4.875% 5/15/23 (d)	1,695,000	1,610,250

	Principal Amount	Value
Celanese U.S. Holdings LLC:
4.625% 11/15/22	$ 1,605,000	$ 1,572,900
6.625% 10/15/18	1,030,000	1,086,650
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	810,000	775,575
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	3,540,000	3,522,300
INEOS Finance PLC 8.375% 2/15/19 (d)	5,495,000	6,003,288
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	3,555,000	3,848,288
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,730,000	1,730,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,857,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	5,170,000	4,963,200
Tronox Finance LLC 6.375% 8/15/20 (d)	3,675,000	3,463,688
		34,932,727
Consumer Products - 0.2%
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)	1,080,000	1,142,100
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,685,000	1,583,900
		2,726,000
Containers - 3.3%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,510,513
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	4,955,000	4,756,800
7.375% 10/15/17 (d)	335,000	356,775
Ball Corp. 4% 11/15/23	3,670,000	3,394,750
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	460,000	435,869
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	4,000,000	3,770,000
Graphic Packaging International, Inc. 4.75% 4/15/21	475,000	456,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,455,000	8,433,863
8.5% 5/15/18 (c)	6,290,000	6,478,700
9.875% 8/15/19	5,310,000	5,681,700
Sealed Air Corp.:
6.5% 12/1/20 (d)	1,315,000	1,387,325
8.125% 9/15/19 (d)	4,270,000	4,718,350
8.375% 9/15/21 (d)	2,695,000	3,018,400
		44,399,045
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 5.3%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,740,000	$ 1,807,425
6.75% 4/15/17	2,030,000	2,131,500
9.75% 8/1/18	3,730,000	4,093,675
CIT Group, Inc.:
4.25% 8/15/17	3,180,000	3,195,900
5.25% 3/15/18	4,935,000	5,070,713
5.375% 5/15/20	4,035,000	4,130,831
5.5% 2/15/19 (d)	5,555,000	5,735,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	11,285,000	11,849,250
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,275,000	1,160,250
International Lease Finance Corp.:
4.625% 4/15/21	2,020,000	1,868,500
5.75% 5/15/16	8,055,000	8,277,592
5.875% 4/1/19	5,485,000	5,539,850
5.875% 8/15/22	3,480,000	3,449,550
6.25% 5/15/19	2,245,000	2,306,738
8.625% 1/15/22	3,855,000	4,433,250
8.75% 3/15/17	2,110,000	2,357,925
8.875% 9/1/17	3,235,000	3,647,463
		71,055,950
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	2,715,000	2,782,875
6.5% 11/15/22 (d)	4,990,000	5,139,700
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,075,000	4,075,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	2,600,000	2,496,000
7.75% 10/15/18	3,900,000	4,173,000
Quebecor Media, Inc.:
5.75% 1/15/23	2,360,000	2,301,000
7.75% 3/15/16	2,612,000	2,651,180
7.75% 3/15/16	1,060,000	1,075,900
		24,694,655
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18	6,740,000	6,807,400
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16	2,095,000	2,189,275
7.25% 10/15/21	935,000	967,725
GenOn Energy, Inc.:
9.5% 10/15/18	1,745,000	1,936,950
9.875% 10/15/20	835,000	918,500
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	7,949,625
9.125% 5/1/31	15,020,000	16,071,400

	Principal Amount	Value
NRG Energy, Inc. 6.625% 3/15/23 (d)	$ 4,860,000	$ 4,835,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	10,210,275
Otter Tail Corp. 9% 12/15/16	2,460,000	2,723,958
Puget Energy, Inc.:
5.625% 7/15/22	1,045,000	1,107,907
6.5% 12/15/20	3,975,000	4,452,020
The AES Corp.:
4.875% 5/15/23	3,475,000	3,231,750
7.375% 7/1/21	9,660,000	10,601,850
		74,004,335
Energy - 12.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,110,000	1,957,025
Antero Resources Finance Corp.:
6% 12/1/20	6,300,000	6,174,000
7.25% 8/1/19	1,845,000	1,905,332
9.375% 12/1/17	4,215,000	4,488,975
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (d)	985,000	886,500
Chesapeake Energy Corp.:
5.375% 6/15/21	2,580,000	2,567,100
5.75% 3/15/23	1,675,000	1,695,938
6.125% 2/15/21	9,950,000	10,447,500
6.875% 11/15/20	1,250,000	1,356,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	624,225
6.125% 7/15/22	1,745,000	1,775,538
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,663,200
Continental Resources, Inc. 4.5% 4/15/23 (d)	3,530,000	3,424,100
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	2,315,000	2,384,450
Denbury Resources, Inc.:
4.625% 7/15/23	6,660,000	6,127,200
6.375% 8/15/21	2,550,000	2,626,500
Energy Partners Ltd. 8.25% 2/15/18	620,000	638,600
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,201,025
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,525,000	2,720,688
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,655,000	1,762,575
9.375% 5/1/20	8,685,000	9,792,338
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,812,000	2,952,600
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,277,599
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	$ 4,315,000	$ 4,228,700
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,609,800
Forest Oil Corp. 7.5% 9/15/20 (d)	4,155,000	3,947,250
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,425,000	3,416,438
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (d)	2,465,000	2,286,288
5.875% 4/1/20	1,240,000	1,236,900
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,355,000	2,472,512
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,500,000	2,381,250
6.5% 5/15/19	4,395,000	4,252,163
7.75% 2/1/21	2,390,000	2,395,975
8.625% 4/15/20	3,055,000	3,207,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	3,165,000	3,196,650
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,890,000	1,847,475
7.5% 11/1/19	4,635,000	4,820,400
Oil States International, Inc. 6.5% 6/1/19	3,300,000	3,415,500
Pacific Drilling SA 5.375% 6/1/20 (d)	4,750,000	4,476,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	2,075,000	2,199,500
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,507,188
Precision Drilling Corp.:
6.5% 12/15/21	290,000	293,625
6.625% 11/15/20	2,505,000	2,592,675
Rosetta Resources, Inc. 5.625% 5/1/21	1,405,000	1,371,631
Samson Investment Co. 10% 2/15/20 (d)	6,935,000	7,264,413
SemGroup Corp. 7.5% 6/15/21 (d)	1,610,000	1,634,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	2,445,000	2,200,500
5.25% 5/1/23 (d)	5,051,000	4,848,960
6.375% 8/1/22	592,000	620,120
6.875% 2/1/21	2,840,000	3,010,400
7.875% 10/15/18	2,660,000	2,832,900
Western Refining, Inc. 6.25% 4/1/21 (d)	2,245,000	2,194,488
		166,211,734

	Principal Amount	Value
Entertainment/Film - 0.3%
Cinemark U.S.A., Inc. 4.875% 6/1/23 (d)	$ 1,640,000	$ 1,574,400
Regal Entertainment Group 5.75% 6/15/23	2,920,000	2,868,900
		4,443,300
Environmental - 1.4%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	4,910,000	4,983,650
Clean Harbors, Inc.:
5.125% 6/1/21	910,000	916,825
5.25% 8/1/20	2,590,000	2,628,850
Covanta Holding Corp. 7.25% 12/1/20	5,165,000	5,415,947
Tervita Corp.:
8% 11/15/18 (d)	1,295,000	1,301,475
9.75% 11/1/19 (d)	2,985,000	2,776,050
		18,022,797
Food & Drug Retail - 4.3%
ESAL GmbH 6.25% 2/5/23 (d)	7,405,000	6,760,765
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	4,950,000	4,727,250
Rite Aid Corp.:
6.75% 6/15/21 (d)(f)	5,865,000	5,762,363
9.25% 3/15/20	22,810,000	25,147,997
9.5% 6/15/17	14,440,000	14,963,450
		57,361,825
Food/Beverage/Tobacco - 0.8%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)	6,670,000	6,986,825
Post Holdings, Inc. 7.375% 2/15/22	3,495,000	3,739,650
		10,726,475
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	7,590,000	7,931,550
MCE Finance Ltd. 5% 2/15/21 (d)	4,085,000	3,799,050
MGM Mirage, Inc.:
7.625% 1/15/17	930,000	1,013,700
8.625% 2/1/19	2,760,000	3,139,500
10% 11/1/16	3,185,000	3,726,450
11.375% 3/1/18	2,360,000	2,926,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	1,490,000	1,437,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	2,445,000	2,249,400
5.375% 3/15/22	2,995,000	3,054,900
7.75% 8/15/20	1,535,000	1,703,850
		30,982,650
Healthcare - 3.8%
DaVita, Inc. 5.75% 8/15/22	4,250,000	4,239,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 1,350,000	$ 1,333,125
8.75% 3/15/18	165,000	179,025
9.875% 4/15/18	2,425,000	2,534,125
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,418,750
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	2,775,000	2,872,125
HCA, Inc.:
7.875% 2/15/20	1,160,000	1,247,000
8% 10/1/18	2,060,000	2,366,425
HealthSouth Corp.:
5.75% 11/1/24	2,190,000	2,129,775
7.25% 10/1/18	4,008,000	4,308,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	2,275,000	1,831,375
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,750,700
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	950,000	923,875
8.125% 11/1/18	338,000	362,505
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	5,325,000	5,484,750
6.875% 12/1/18 (d)	4,655,000	4,771,375
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,960,000	3,910,500
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)	4,195,000	4,305,119
		50,968,524
Homebuilders/Real Estate - 3.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	910,000	891,800
CB Richard Ellis Services, Inc.:
5% 3/15/23	2,365,000	2,234,925
6.625% 10/15/20	2,370,000	2,500,350
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,541,913
4.375% 9/15/22	1,675,000	1,591,250
4.75% 5/15/17	1,315,000	1,357,738
4.75% 2/15/23	1,200,000	1,155,000
Lennar Corp.:
4.125% 12/1/18 (d)	3,605,000	3,415,738
4.75% 11/15/22 (d)	3,990,000	3,790,500
6.95% 6/1/18	2,515,000	2,716,200
12.25% 6/1/17	1,600,000	2,052,000
Standard Pacific Corp.:
8.375% 5/15/18	14,220,000	16,210,800

	Principal Amount	Value
8.375% 1/15/21	$ 3,840,000	$ 4,377,600
Toll Brothers Finance Corp. 4.375% 4/15/23	4,105,000	3,817,650
		49,653,464
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (d)	825,000	876,563
Leisure - 1.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	2,230,000	2,112,925
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,233,600
NCL Corp. Ltd. 5% 2/15/18 (d)	5,690,000	5,633,100
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	5,893,875
7.25% 3/15/18	1,815,000	2,037,338
7.5% 10/15/27	595,000	645,575
yankee 7.25% 6/15/16	2,445,000	2,689,500
		23,245,913
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,805,000	2,286,075
6.25% 6/1/21	2,275,000	1,814,313
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	4,765,000	4,491,013
CONSOL Energy, Inc. 8% 4/1/17	2,000,000	2,105,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,141,069
7% 11/1/15 (d)	10,415,000	10,519,150
New Gold, Inc. 6.25% 11/15/22 (d)	1,140,000	1,085,850
Walter Energy, Inc. 8.5% 4/15/21 (d)	3,535,000	2,810,325
		28,252,795
Paper - 0.4%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,190,600
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	6,150,000	6,288,375
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,625,119
Services - 2.8%
APX Group, Inc.:
6.375% 12/1/19 (d)	6,905,000	6,559,750
8.75% 12/1/20 (d)	6,465,000	6,157,913
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (d)	$ 1,700,000	$ 1,738,250
Audatex North America, Inc. 6% 6/15/21 (d)	3,340,000	3,348,350
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,860,000	1,877,298
6.75% 10/1/20	3,100,000	3,255,000
Hertz Corp.:
4.25% 4/1/18 (d)	3,145,000	3,042,788
6.75% 4/15/19	2,390,000	2,527,425
7.5% 10/15/18	4,105,000	4,412,875
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	4,340,000	4,594,975
		37,514,624
Shipping - 0.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	4,410,000	4,575,375
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	420,000	450,450
		5,025,825
Steel - 2.0%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,970,000	3,880,675
Severstal Columbus LLC 10.25% 2/15/18	8,610,000	9,105,075
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	3,945,000	3,885,825
6.125% 8/15/19 (d)	5,905,000	6,215,013
7.625% 3/15/20	3,930,000	4,185,450
		27,272,038
Super Retail - 1.2%
Claire's Stores, Inc.:
7.75% 6/1/20 (d)	620,000	599,850
9% 3/15/19 (d)	3,535,000	3,879,663
CST Brands, Inc. 5% 5/1/23 (d)	410,000	398,725
J. Crew Group, Inc. 8.125% 3/1/19	7,715,000	8,100,750
Netflix, Inc. 5.375% 2/1/21 (d)	2,410,000	2,385,900
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	935,000	944,350
		16,309,238
Technology - 7.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	3,400,000	3,187,500
Ceridian Corp. 11.25% 11/15/15	4,475,000	4,536,531
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	2,210,000	2,154,750
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,337,400
7.375% 6/15/19 (d)	3,400,000	3,493,500
8.25% 1/15/21 (d)	4,740,000	4,834,800

	Principal Amount	Value
12.625% 1/15/21	$ 6,010,000	$ 6,355,575
Flextronics International Ltd. 4.625% 2/15/20 (d)	3,020,000	2,929,400
IAC/InterActiveCorp 4.75% 12/15/22 (d)	4,090,000	3,865,050
Lucent Technologies, Inc.:
6.45% 3/15/29	2,650,000	2,007,375
6.5% 1/15/28	3,265,000	2,448,750
NCR Corp. 4.625% 2/15/21	5,545,000	5,295,475
Nuance Communications, Inc. 5.375% 8/15/20 (d)	11,478,000	11,334,525
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	5,850,000	5,733,000
5.75% 2/15/21 (d)	3,255,000	3,295,688
Sanmina-SCI Corp. 7% 5/15/19 (d)	9,305,000	9,491,100
Seagate HDD Cayman 4.75% 6/1/23 (d)	5,225,000	4,872,313
Softbank Corp. 4.5% 4/15/20 (d)	7,815,000	7,443,788
Spansion LLC 7.875% 11/15/17	5,850,000	5,908,500
VeriSign, Inc. 4.625% 5/1/23 (d)	3,295,000	3,196,150
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,964,550
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,995,000	3,182,188
13.375% 10/15/19	1,605,000	1,773,525
		103,641,433
Telecommunications - 9.1%
Altice Financing SA 7.875% 12/15/19 (d)	3,180,000	3,323,100
Altice Finco SA 9.875% 12/15/20 (d)	2,465,000	2,637,550
Crown Castle International Corp. 5.25% 1/15/23	5,520,000	5,299,200
Digicel Group Ltd.:
6% 4/15/21 (d)	8,440,000	8,060,200
7% 2/15/20 (d)	295,000	293,525
8.25% 9/1/17 (d)	5,395,000	5,610,800
8.25% 9/30/20 (d)	7,340,000	7,596,900
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	6,335,000	6,065,763
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)	2,655,000	2,489,063
6.625% 12/15/22 (d)	3,230,000	3,125,025
6.625% 12/15/22 (d)	4,440,000	4,306,800
7.25% 4/1/19	1,835,000	1,908,400
7.25% 10/15/20	2,900,000	3,045,000
7.5% 4/1/21	3,050,000	3,175,813
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	8,760,000	8,847,600
8.125% 6/1/23 (d)	3,140,000	3,242,050
NeuStar, Inc. 4.5% 1/15/23 (d)	2,980,000	2,816,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
NII Capital Corp.:
7.625% 4/1/21	$ 3,115,000	$ 2,421,913
10% 8/15/16	1,730,000	1,678,100
SBA Communications Corp. 5.625% 10/1/19 (d)	535,000	529,650
Sprint Capital Corp. 6.875% 11/15/28	1,490,000	1,430,400
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	11,319,399
6% 11/15/22	1,700,000	1,661,750
7% 8/15/20	8,730,000	9,166,500
9% 11/15/18 (d)	1,505,000	1,760,850
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,310,000	4,396,200
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,170,000	3,296,800
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	4,710,381	4,745,709
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	5,975,000	6,467,938
		120,718,098
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,642,450
TOTAL NONCONVERTIBLE BONDS (Cost $1,226,326,192)		1,241,984,640
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	18,733	13,113
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	48,889	391,112
TOTAL COMMON STOCKS (Cost $3,248,508)		1,264,487
Floating Rate Loans - 2.8%
	Principal Amount	Value
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (g)	$ 4,982,513	$ 4,971,850
U.S. Airways, Inc.:
Tranche B 1LN, term loan 4.25% 5/21/19 (g)	4,760,000	4,688,600
Tranche B 2LN, term loan 3.5% 11/21/16 (g)	3,175,000	3,175,000
		12,835,450
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	4,710,000	4,768,875
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	1,604	1,584
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	2,760,000	2,870,400
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (g)	1,980,000	1,965,150
Tranche B 1LN, term loan 4.5% 11/29/19 (g)	3,965,000	3,910,680
		8,747,814
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (g)	1,600,000	1,616,000
Tranche B 1LN, term loan 4.4994% 2/1/20 (g)	2,977,538	2,977,538
		4,593,538
Technology - 0.5%
First Data Corp. term loan 4.193% 3/24/18 (g)	6,685,000	6,509,519
TOTAL FLOATING RATE LOANS (Cost $37,021,727)		37,455,196
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $2,242,287)	2,240,000	2,243,835
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $23,906,944)	23,906,944	$ 23,906,944
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,292,745,658)		1,306,868,215
NET OTHER ASSETS (LIABILITIES) - 2.0%		26,060,777
NET ASSETS - 100%		$ 1,332,928,992
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $563,138,114 or 42.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391,112 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,554
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 391,112	$ -	$ -	$ 391,112
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,241,984,640	-	1,241,984,640	-
Commercial Mortgage Securities	13,113	-	-	13,113
Floating Rate Loans	37,455,196	-	37,455,196	-
Preferred Securities	2,243,835	-	2,243,835	-
Money Market Funds	23,906,944	23,906,944	-	-
Total Investments in Securities:	$ 1,306,868,215	$ 23,906,944	$ 1,281,683,671	$ 1,277,600
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.2%
Luxembourg	4.3%
Canada	3.4%
Bermuda	2.6%
Cayman Islands	1.7%
Australia	1.4%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,268,838,714)	$ 1,282,961,271
Fidelity Central Funds (cost $23,906,944)	23,906,944
Total Investments (cost $1,292,745,658)		$ 1,306,868,215
Cash		487,925
Receivable for investments sold		28,483,465
Receivable for fund shares sold		330,189
Interest receivable		21,643,570
Distributions receivable from Fidelity Central Funds		3,345
Total assets		1,357,816,709

Liabilities
Payable for investments purchased Regular delivery	$ 11,227,585
Delayed delivery	10,645,000
Payable for fund shares redeemed	2,100,940
Accrued management fee	655,632
Distribution and service plan fees payable	54,800
Other affiliated payables	152,451
Other payables and accrued expenses	51,309
Total liabilities		24,887,717

Net Assets		$ 1,332,928,992
Net Assets consist of:
Paid in capital		$ 1,341,651,756
Undistributed net investment income		46,670,745
Accumulated undistributed net realized gain (loss) on investments		(69,516,066)
Net unrealized appreciation (depreciation) on investments		14,122,557
Net Assets		$ 1,332,928,992

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($565,847,371 ÷ 96,955,327 shares)	$ 5.84

Service Class: Net Asset Value, offering price and redemption price per share ($69,989,395 ÷ 12,064,472 shares)	$ 5.80

Service Class 2: Net Asset Value, offering price and redemption price per share ($217,316,699 ÷ 38,283,901 shares)	$ 5.68

Initial Class R: Net Asset Value, offering price and redemption price per share ($28,822,671 ÷ 4,957,676 shares)	$ 5.81

Service Class R: Net Asset Value, offering price and redemption price per share ($31,045,424 ÷ 5,380,153 shares)	$ 5.77

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,633,060 ÷ 816,699 shares)	$ 5.67

Investor Class: Net Asset Value, offering price and redemption price per share ($415,274,372 ÷ 71,410,458 shares)	$ 5.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 213,937
Interest		46,779,296
Income from Fidelity Central Funds		62,554
Total income		47,055,787

Expenses
Management fee	$ 4,272,246
Transfer agent fees	621,602
Distribution and service plan fees	416,113
Accounting fees and expenses	255,070
Custodian fees and expenses	14,286
Independent trustees' compensation	4,773
Audit	40,169
Legal	6,085
Interest	1,289
Miscellaneous	8,240
Total expenses before reductions	5,639,873
Expense reductions	(795)	5,639,078
Net investment income (loss)		41,416,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,435,465
Change in net unrealized appreciation (depreciation) on investment securities		(66,663,671)
Net gain (loss)		(30,228,206)
Net increase (decrease) in net assets resulting from operations		$ 11,188,503

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,416,709	$ 85,504,440
Net realized gain (loss)	36,435,465	13,064,180
Change in net unrealized appreciation (depreciation)	(66,663,671)	80,611,074
Net increase (decrease) in net assets resulting from operations	11,188,503	179,179,694
Distributions to shareholders from net investment income	(1,565,682)	(84,934,228)
Share transactions - net increase (decrease)	(189,972,586)	164,623,275
Redemption fees	22,671	64,369
Total increase (decrease) in net assets	(180,327,094)	258,933,110

Net Assets
Beginning of period	1,513,256,086	1,254,322,976
End of period (including undistributed net investment income of $46,670,745 and undistributed net investment income of $6,819,718, respectively)	$ 1,332,928,992	$ 1,513,256,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98
Income from Investment Operations
Net investment income (loss) E	.164	.361	.391	.439	.438	.475
Net realized and unrealized gain (loss)	(.128)	.405	(.171)	.288	1.298	(1.990)
Total from investment operations	.036	.766	.220	.727	1.736	(1.515)
Distributions from net investment income	(.006)	(.346)	(.400)	(.448)	(.406)	(.506)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.84	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96
Total Return B, C, D	.62%	14.23%	4.03%	13.82%	43.96%	(24.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.68%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.69% A	.68%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.68%	.69%	.69%	.70%	.70%
Net investment income (loss)	5.57% A	6.22%	6.85%	7.84%	9.02%	8.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 565,847	$ 606,506	$ 561,514	$ 594,688	$ 608,802	$ 451,824
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95
Income from Investment Operations
Net investment income (loss) E	.160	.353	.384	.431	.429	.469
Net realized and unrealized gain (loss)	(.134)	.407	(.171)	.290	1.281	(1.971)
Total from investment operations	.026	.760	.213	.721	1.710	(1.502)
Distributions from net investment income	(.006)	(.340)	(.393)	(.442)	(.400)	(.499)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.80	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95
Total Return B, C, D	.45%	14.20%	3.93%	13.79%	43.41%	(24.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.78%	.80%	.80%
Expenses net of all reductions	.78% A	.78%	.79%	.78%	.80%	.80%
Net investment income (loss)	5.47% A	6.13%	6.75%	7.74%	8.92%	8.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,989	$ 77,397	$ 91,573	$ 98,988	$ 103,511	$ 95,461
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88
Income from Investment Operations
Net investment income (loss) E	.153	.338	.368	.417	.422	.450
Net realized and unrealized gain (loss)	(.127)	.396	(.170)	.287	1.264	(1.949)
Total from investment operations	.026	.734	.198	.704	1.686	(1.499)
Distributions from net investment income	(.006)	(.334)	(.388)	(.435)	(.396)	(.492)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.68	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89
Total Return B, C, D	.46%	13.97%	3.72%	13.67%	43.46%	(25.14)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.93%	.94%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.94%	.95%	.96%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.95%	.96%
Net investment income (loss)	5.33% A	5.98%	6.60%	7.59%	8.77%	8.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,317	$ 281,065	$ 220,333	$ 182,465	$ 181,377	$ 87,077
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96
Income from Investment Operations
Net investment income (loss) E	.164	.360	.391	.439	.440	.471
Net realized and unrealized gain (loss)	(.138)	.407	(.171)	.288	1.286	(1.975)
Total from investment operations	.026	.767	.220	.727	1.726	(1.504)
Distributions from net investment income	(.006)	(.347)	(.400)	(.448)	(.406)	(.507)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.81	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95
Total Return B, C, D	.45%	14.30%	4.05%	13.88%	43.82%	(24.88)%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.68%	.68%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68% A	.68%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.68% A	.68%	.68%	.68%	.69%	.70%
Net investment income (loss)	5.58% A	6.23%	6.85%	7.84%	9.02%	8.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,823	$ 35,605	$ 31,627	$ 34,946	$ 34,080	$ 19,801
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93
Income from Investment Operations
Net investment income (loss) E	.160	.352	.383	.433	.431	.467
Net realized and unrealized gain (loss)	(.134)	.400	(.167)	.280	1.280	(1.959)
Total from investment operations	.026	.752	.216	.713	1.711	(1.492)
Distributions from net investment income	(.006)	(.342)	(.396)	(.444)	(.401)	(.499)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.77	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94
Total Return B, C, D	.45%	14.10%	3.99%	13.66%	43.56%	(24.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.78%	.78%	.80%	.80%
Expenses net of all reductions	.78% A	.78%	.78%	.78%	.80%	.80%
Net investment income (loss)	5.48% A	6.13%	6.75%	7.74%	8.92%	8.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,045	$ 69,893	$ 63,557	$ 68,806	$ 47,873	$ 26,572
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87
Income from Investment Operations
Net investment income (loss) E	.153	.340	.369	.415	.416	.451
Net realized and unrealized gain (loss)	(.127)	.390	(.175)	.293	1.257	(1.940)
Total from investment operations	.026	.730	.194	.708	1.673	(1.489)
Distributions from net investment income	(.006)	(.340)	(.384)	(.429)	(.393)	(.492)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.67	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89
Total Return B, C, D	.46%	13.90%	3.64%	13.79%	43.13%	(24.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.93%	.93%	.94%	.95%	.95%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	.95%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.94%	.95%
Net investment income (loss)	5.33% A	5.98%	6.60%	7.59%	8.77%	8.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,633	$ 4,019	$ 1,350	$ 1,543	$ 2,016	$ 1,487
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96
Income from Investment Operations
Net investment income (loss) E	.163	.358	.388	.437	.441	.473
Net realized and unrealized gain (loss)	(.127)	.407	(.180)	.298	1.274	(1.971)
Total from investment operations	.036	.765	.208	.735	1.715	(1.498)
Distributions from net investment income	(.006)	(.345)	(.398)	(.446)	(.405)	(.503)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	.001
Net asset value, end of period	$ 5.82	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96
Total Return B, C, D	.62%	14.26%	3.82%	14.04%	43.43%	(24.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.71%	.72%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.72%	.73%	.74%
Expenses net of all reductions	.72% A	.71%	.72%	.72%	.73%	.74%
Net investment income (loss)	5.54% A	6.20%	6.82%	7.81%	8.99%	8.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,274	$ 438,772	$ 284,370	$ 244,738	$ 182,806	$ 90,312
Portfolio turnover rate G	90% A	55%	79%	81%	70%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,330,620
Gross unrealized depreciation	(25,162,548)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,168,072

Tax cost	$ 1,290,700,143

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (26,397,633)
2017	(79,447,269)
Total capital loss carryforward	$ (105,844,902)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $630,830,838 and $682,909,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 37,314
Service Class 2	342,512
Service Class R	31,142
Service Class 2R	5,145
$ 416,113

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 223,646
Service Class	26,841
Service Class 2	98,246
Initial Class R	11,844
Service Class R	21,842
Service Class 2R	1,443
Investor Class	237,740
$ 621,602

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,831,167.31%		$ 1,289

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $795.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 619,024	$ 34,341,731
Service Class	78,876	4,352,958
Service Class 2	293,027	15,615,687
Initial Class R	36,356	2,033,316
Service Class R	72,616	3,948,919
Service Class 2R	3,963	215,852
Investor Class	461,820	24,425,765
Total	$ 1,565,682	$ 84,934,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	5,300,670	13,853,360	$ 31,437,958	$ 80,405,792
Reinvestment of distributions	105,816	5,923,006	619,024	34,341,731
Shares redeemed	(12,868,294)	(19,521,567)	(76,290,025)	(112,985,217)
Net increase (decrease)	(7,461,808)	254,799	$ (44,233,043)	$ 1,762,306
Service Class
Shares sold	515,082	1,525,261	$ 3,053,476	$ 8,621,959
Reinvestment of distributions	13,553	754,748	78,876	4,352,958
Shares redeemed	(1,862,449)	(5,957,709)	(10,965,320)	(33,943,822)
Net increase (decrease)	(1,333,814)	(3,677,700)	$ (7,832,968)	$ (20,968,905)
Service Class 2
Shares sold	5,937,920	25,700,556	$ 34,369,051	$ 145,593,661
Reinvestment of distributions	51,499	2,764,623	293,027	15,615,687
Shares redeemed	(17,394,005)	(20,664,331)	(100,063,070)	(115,959,882)
Net increase (decrease)	(11,404,586)	7,800,848	$ (65,400,992)	$ 45,249,466
Initial Class R
Shares sold	424,246	2,462,639	$ 2,519,244	$ 14,321,536
Reinvestment of distributions	6,236	351,902	36,356	2,033,316
Shares redeemed	(1,626,282)	(2,548,693)	(9,614,463)	(14,732,861)
Net increase (decrease)	(1,195,800)	265,848	$ (7,058,863)	$ 1,621,991
Service Class R
Shares sold	332,984	8,023,964	$ 1,970,696	$ 46,504,431
Reinvestment of distributions	12,563	688,191	72,616	3,948,919
Shares redeemed	(7,129,835)	(8,456,038)	(41,941,445)	(47,748,690)
Net increase (decrease)	(6,784,288)	256,117	$ (39,898,133)	$ 2,704,660
Service Class 2R
Shares sold	669,951	580,649	$ 3,933,332	$ 3,315,329
Reinvestment of distributions	696	38,276	3,963	215,852
Shares redeemed	(564,974)	(164,440)	(3,254,621)	(925,854)
Net increase (decrease)	105,673	454,485	$ 682,674	$ 2,605,327
Investor Class
Shares sold	7,988,498	28,186,563	$ 47,277,940	$ 162,161,430
Reinvestment of distributions	79,214	4,226,954	461,820	24,425,765
Shares redeemed	(12,456,054)	(9,530,114)	(73,971,021)	(54,938,765)
Net increase (decrease)	(4,388,342)	22,883,403	$ (26,231,261)	$ 131,648,430

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0813
1.833449.107

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.84%
Actual		$ 1,000.00	$ 1,057.80	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class	.94%
Actual		$ 1,000.00	$ 1,057.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2	1.09%
Actual		$ 1,000.00	$ 1,056.40	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Initial Class R	.84%
Actual		$ 1,000.00	$ 1,057.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class R	.94%
Actual		$ 1,000.00	$ 1,056.90	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2R	1.09%
Actual		$ 1,000.00	$ 1,056.30	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Investor Class R	.92%
Actual		$ 1,000.00	$ 1,057.40	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
Japan	20.9%
United Kingdom	20.4%
France	10.1%
Switzerland	7.8%
Germany	5.8%
United States of America*	5.7%
Cayman Islands	4.1%
Ireland	3.4%
Australia	3.2%
Other	18.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2012
United Kingdom	23.4%
Japan	13.1%
France	12.9%
Switzerland	9.0%
Germany	7.9%
United States of America*	6.1%
Australia	3.7%
Cayman Islands	2.9%
Ireland	2.6%
Other	18.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	99.1
Short-Term Investments and Net Other Assets (Liabilities)	0.4	0.9
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.8	2.8
Sanofi SA (France, Pharmaceuticals)	2.4	2.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.8	0.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.8	1.9
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6	2.0
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.5	1.3
Danone SA (France, Food Products)	1.5	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.3	1.2
	18.0
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	19.8
Financials	19.3	17.9
Consumer Staples	14.2	14.5
Information Technology	12.3	10.6
Health Care	8.9	9.3
Industrials	8.3	7.9
Materials	6.2	9.1
Energy	3.6	5.9
Telecommunication Services	2.1	3.0
Utilities	0.7	1.1

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.2%
BHP Billiton Ltd.	318,002	$ 9,152,995
Carsales.com Ltd.	320,637	2,765,240
CSL Ltd.	169,506	9,546,237
Fortescue Metals Group Ltd.	258,379	718,354
G8 Education Ltd.	1,177,748	2,649,689
iSelect Ltd.	1,499,813	2,331,812
Macquarie Group Ltd.	105,682	4,046,797
McMillan Shakespeare Ltd.	187,689	2,777,313
Rio Tinto Ltd.	24,301	1,163,896
Westfield Group unit	1,008,657	10,553,025
TOTAL AUSTRALIA		45,705,358
Bailiwick of Jersey - 1.3%
Experian PLC	233,300	4,055,794
Informa PLC	813,663	6,065,187
WPP PLC	478,707	8,182,455
TOTAL BAILIWICK OF JERSEY		18,303,436
Belgium - 0.8%
Ageas	66,760	2,344,078
Anheuser-Busch InBev SA NV	33,577	3,023,045
Hamon & Compagnie International SA (a)(d)	62,254	1,099,617
KBC Groupe SA	31,157	1,160,090
UCB SA	72,400	3,900,100
TOTAL BELGIUM		11,526,930
Bermuda - 0.8%
Clear Media Ltd.	2,035,000	1,390,592
Oriental Watch Holdings Ltd.	7,028,000	2,292,512
Signet Jewelers Ltd.	115,400	7,781,422
TOTAL BERMUDA		11,464,526
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	579,300	3,390,619
Cielo SA	301,440	7,557,108
TOTAL BRAZIL		10,947,727
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	802,019	1,655,920
Mail.Ru Group Ltd.:
GDR (e)	6,600	189,156
GDR (Reg. S)	258,800	7,417,208
TOTAL BRITISH VIRGIN ISLANDS		9,262,284
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	55,161	626,245
Cayman Islands - 4.1%
51job, Inc. sponsored ADR (a)	36,000	2,430,360
Baidu.com, Inc. sponsored ADR (a)	61,400	5,804,142
Biostime International Holdings Ltd.	1,086,500	6,093,662
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,510,144

	Shares	Value
Hengdeli Holdings Ltd.	25,429,800	$ 5,803,308
Noah Holdings Ltd. sponsored ADR	348,200	3,088,534
Shenguan Holdings Group Ltd.	2,636,000	1,226,908
SouFun Holdings Ltd. ADR (d)	340,400	8,448,728
Tencent Holdings Ltd.	484,300	18,994,728
Vipshop Holdings Ltd. ADR (a)	79,500	2,318,220
Youku Tudou, Inc. ADR (a)	96,000	1,842,240
TOTAL CAYMAN ISLANDS		58,560,974
Denmark - 1.7%
Danske Bank A/S (a)	96,100	1,643,566
Novo Nordisk A/S:
Series B	16,125	2,506,832
Series B sponsored ADR	128,300	19,882,651
TOTAL DENMARK		24,033,049
France - 10.1%
AXA SA	95,620	1,878,781
AXA SA sponsored ADR	135,400	2,666,026
Beneteau SA (a)	196,900	2,175,944
BNP Paribas SA	137,903	7,534,573
Bollore	6,400	2,664,530
Club Mediterranee SA (a)	85,000	1,939,524
Danone SA	285,212	21,406,056
Edenred SA	116,400	3,560,533
Essilor International SA	38,339	4,079,150
Gameloft Se (a)	537,900	3,766,848
Iliad SA (d)	20,787	4,495,587
Ipsos SA	134,292	5,068,360
LVMH Moet Hennessy - Louis Vuitton SA	95,996	15,556,672
Pernod Ricard SA	95,400	10,578,674
PPR SA	46,900	9,532,549
PPR SA rights 10/1/13 (a)	46,900	122,278
Safran SA	110,900	5,792,163
Sanofi SA	139,290	14,399,884
Sanofi SA sponsored ADR	403,822	20,800,871
Societe Generale Series A (d)	84,943	2,918,944
Total SA (d)	87,900	4,293,317
TOTAL FRANCE		145,231,264
Germany - 4.2%
adidas AG	75,900	8,213,836
Allianz AG	74,132	10,831,442
Bayer AG	118,678	12,656,318
Commerzbank AG (a)	55,520	484,048
Deutsche Bank AG	58,446	2,450,808
GSW Immobilien AG (d)	59,000	2,282,801
Linde AG	38,187	7,125,371
SAP AG	185,839	13,570,532
SAP AG sponsored ADR (d)	39,300	2,862,219
TOTAL GERMANY		60,477,375
Common Stocks - continued
	Shares	Value
Hong Kong - 1.1%
AIA Group Ltd.	2,299,400	$ 9,738,886
Television Broadcasts Ltd.	869,000	5,971,816
TOTAL HONG KONG		15,710,702
Ireland - 3.4%
C&C Group PLC	2,823,500	15,288,868
CRH PLC	458,042	9,267,424
Glanbia PLC	451,000	6,075,907
Kingspan Group PLC (United Kingdom)	719,800	9,640,986
Paddy Power PLC (Ireland)	103,900	8,915,115
TOTAL IRELAND		49,188,300
Isle of Man - 0.3%
Playtech Ltd.	436,355	3,995,318
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,721,433
Italy - 1.5%
Assicurazioni Generali SpA	158,500	2,768,701
ENI SpA	200,700	4,119,163
ENI SpA sponsored ADR	67,900	2,786,616
Moleskine SpA	1,277,502	2,901,692
Tod's SpA (d)	67,189	9,497,783
TOTAL ITALY		22,073,955
Japan - 20.9%
Cosmos Pharmaceutical Corp.	114,900	11,651,731
Daiwa Securities Group, Inc.	490,000	4,103,712
DENSO Corp.	87,400	4,108,952
Dentsu, Inc.	431,700	14,934,486
East Japan Railway Co.	43,300	3,370,149
EPS Co. Ltd.	2,231	2,490,013
Fuji Media Holdings, Inc.	1,619	3,254,613
Hitachi Ltd.	2,478,000	15,877,787
Honda Motor Co. Ltd.	325,800	12,103,284
Japan Tobacco, Inc.	291,700	10,296,296
Kakaku.com, Inc.	219,900	6,715,112
Keyence Corp.	36,720	11,699,389
Komatsu Ltd.	239,400	5,513,846
Makita Corp.	74,600	4,010,667
Mitsubishi Corp.	357,000	6,098,882
Mitsubishi Electric Corp.	750,000	7,008,081
Mitsubishi UFJ Financial Group, Inc.	3,141,700	19,402,730
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	3,037,932
MS&AD Insurance Group Holdings, Inc.	177,500	4,496,110
Nomura Holdings, Inc.	505,000	3,717,188
Nomura Holdings, Inc. sponsored ADR (d)	57,600	428,544
ORIX Corp.	1,367,300	18,659,161
Rakuten, Inc.	1,820,500	21,527,383
Ship Healthcare Holdings, Inc.	97,600	3,587,879

	Shares	Value
SMC Corp.	21,000	$ 4,209,988
SoftBank Corp.	436,500	25,408,646
Start Today Co. Ltd.	242,500	4,748,535
Sumitomo Mitsui Financial Group, Inc.	364,200	16,670,545
Suzuki Motor Corp.	128,100	2,952,747
THK Co. Ltd.	158,500	3,325,809
Tokio Marine Holdings, Inc.	136,600	4,310,409
Toshiba Corp.	672,000	3,221,283
Toyota Motor Corp.	314,000	18,939,803
Toyota Motor Corp. sponsored ADR (d)	47,500	5,731,350
Tsuruha Holdings, Inc.	39,800	3,761,954
Yahoo! Japan Corp.	18,401	9,060,928
TOTAL JAPAN		300,435,924
Korea (South) - 1.0%
Hotel Shilla Co.	162,838	8,694,955
Samsung Electronics Co. Ltd.	4,860	5,709,138
TOTAL KOREA (SOUTH)		14,404,093
Netherlands - 1.5%
AEGON NV	259,400	1,740,330
ASML Holding NV	34,111	2,698,180
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	5,100,381
Koninklijke Philips Electronics NV	304,416	8,298,720
Yandex NV (a)	124,400	3,437,172
TOTAL NETHERLANDS		21,274,783
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	1,454,950
Nigerian Breweries PLC (a)	2,064,790	1,983,103
TOTAL NIGERIA		3,438,053
Norway - 1.6%
DNB ASA	447,800	6,483,658
Schibsted ASA (B Shares)	333,600	14,410,865
StatoilHydro ASA	14,100	291,279
StatoilHydro ASA sponsored ADR	103,300	2,137,277
TOTAL NORWAY		23,323,079
Philippines - 0.3%
Alliance Global Group, Inc.	8,954,300	4,861,499
South Africa - 0.6%
City Lodge Hotels Ltd.	73,400	891,043
Life Healthcare Group Holdings Ltd.	621,600	2,358,106
Naspers Ltd. Class N	70,000	5,169,423
TOTAL SOUTH AFRICA		8,418,572
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	584,927	4,915,648
Banco Santander SA (Spain)	320,353	2,050,019
Grifols SA ADR	189,000	5,382,720
TOTAL SPAIN		12,348,387
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
Investment AB Kinnevik	414,100	$ 10,614,782
Nordea Bank AB	608,800	6,808,726
Svenska Cellulosa AB (SCA) (B Shares)	518,300	13,007,544
Swedbank AB (A Shares)	102,432	2,349,211
TOTAL SWEDEN		32,780,263
Switzerland - 7.8%
Compagnie Financiere Richemont SA Series A	136,086	12,037,463
Credit Suisse Group	72,815	1,927,711
Credit Suisse Group sponsored ADR (d)	41,352	1,094,174
Nestle SA	606,480	39,797,458
Sika AG (Bearer)	2,510	6,499,878
Swatch Group AG (Bearer)	30,020	16,431,465
Swiss Re Ltd.	46,826	3,485,118
Syngenta AG (Switzerland)	38,450	14,993,916
UBS AG	591,162	10,034,289
UBS AG (NY Shares)	184,900	3,134,055
Zurich Insurance Group AG	11,638	3,018,697
TOTAL SWITZERLAND		112,454,224
Taiwan - 0.4%
MediaTek, Inc.	323,000	3,755,939
Wowprime Corp.	157,300	2,117,803
TOTAL TAIWAN		5,873,742
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	606,600	3,296,633
Thai Beverage PCL	12,231,000	5,693,325
TOTAL THAILAND		8,989,958
United Kingdom - 20.4%
Aberdeen Asset Management PLC	840,800	4,895,303
Aggreko PLC	106,300	2,654,736
Anglo American PLC ADR	96,800	932,184
ASOS PLC (a)	137,700	8,471,638
Aviva PLC	329,400	1,697,777
Barclays PLC	2,050,253	8,731,506
Barclays PLC sponsored ADR	159,400	2,728,928
BG Group PLC	551,038	9,374,162
BHP Billiton PLC	466,881	11,904,457
BP PLC	464,793	3,225,639
Brammer PLC (d)	1,113,400	5,503,634
British Land Co. PLC	715,689	6,166,506
Burberry Group PLC	356,200	7,319,210
Centrica PLC	1,106,700	6,063,014
Dechra Pharmaceuticals PLC	159,300	1,671,783
Diageo PLC	633,943	18,179,150
Dunelm Group PLC	464,300	6,687,497
GlaxoSmithKline PLC	518,800	12,968,047

	Shares	Value
GlaxoSmithKline PLC sponsored ADR	73,900	$ 3,692,783
Glencore Xstrata PLC	1,246,535	5,159,739
Hays PLC	2,206,800	2,985,547
HSBC Holdings PLC:
(United Kingdom)	921,022	9,534,558
sponsored ADR	293,970	15,257,043
Johnson Matthey PLC	154,198	6,163,381
Legal & General Group PLC	814,483	2,123,282
Lloyds Banking Group PLC (a)	11,162,744	10,719,717
Michael Page International PLC	754,200	4,255,743
Prudential PLC	271,361	4,429,365
Reckitt Benckiser Group PLC	142,100	10,045,583
Rio Tinto PLC	142,915	5,812,204
Rio Tinto PLC sponsored ADR (d)	34,900	1,433,692
Rolls-Royce Group PLC	322,708	5,565,930
Royal Bank of Scotland Group PLC (a)	255,480	1,060,186
Royal Dutch Shell PLC:
Class A (United Kingdom)	439,441	14,037,510
Class B (United Kingdom)	380,537	12,602,987
SABMiller PLC	357,400	17,136,597
Scottish & Southern Energy PLC	210,600	4,878,353
Standard Chartered PLC (United Kingdom)	337,667	7,328,710
Sthree PLC	229,400	1,157,495
Taylor Wimpey PLC	1,954,800	2,846,794
Tesco PLC	566,800	2,856,915
Travis Perkins PLC	488,300	10,813,419
William Hill PLC	1,790,944	12,009,835
TOTAL UNITED KINGDOM		293,082,539
United States of America - 5.3%
Deckers Outdoor Corp. (a)(d)	136,000	6,869,360
Dunkin' Brands Group, Inc.	136,400	5,840,648
GNC Holdings, Inc.	95,400	4,217,634
Google, Inc. Class A (a)	16,800	14,790,216
LinkedIn Corp. (a)	17,200	3,066,760
MercadoLibre, Inc. (d)	48,300	5,204,808
Monsanto Co.	43,203	4,268,456
priceline.com, Inc. (a)	9,060	7,493,798
Tiffany & Co., Inc.	112,000	8,158,080
Visa, Inc. Class A	72,100	13,176,275
Yahoo!, Inc. (a)	149,200	3,746,412
TOTAL UNITED STATES OF AMERICA		76,832,447
TOTAL COMMON STOCKS (Cost $1,216,136,019)		1,409,346,439
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
ProSiebenSat.1 Media AG	96,900	$ 4,164,809
Sartorius AG (non-vtg.)	39,500	4,248,950
Volkswagen AG	74,047	14,992,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,693,221)		23,406,178
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.13% (b)	14,259,896	14,259,896
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	24,176,872	24,176,872
TOTAL MONEY MARKET FUNDS (Cost $38,436,768)		38,436,768
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,268,266,008)	1,471,189,385
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(33,254,855)
NET ASSETS - 100%	$ 1,437,934,530
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,156 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,061
Fidelity Securities Lending Cash Central Fund	563,390
Total	$ 568,451
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 346,951,830	$ 256,199,572	$ 90,752,258	$ -
Consumer Staples	203,279,159	116,569,525	86,709,634	-
Energy	52,867,950	14,298,055	38,569,895	-
Financials	278,647,111	142,894,961	135,752,150	-
Health Care	124,172,324	88,219,669	35,952,655	-
Industrials	117,853,766	76,017,624	41,836,142	-
Information Technology	179,372,866	119,227,835	60,145,031	-
Materials	88,762,011	37,631,015	51,130,996	-
Telecommunication Services	29,904,233	4,495,587	25,408,646	-
Utilities	10,941,367	10,941,367	-	-
Money Market Funds	38,436,768	38,436,768	-	-
Total Investments in Securities:	$ 1,471,189,385	$ 904,931,978	$ 566,257,407	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 581,435,927

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,361,277) - See accompanying schedule: Unaffiliated issuers (cost $1,229,829,240)	$ 1,432,752,617
Fidelity Central Funds (cost $38,436,768)	38,436,768
Total Investments (cost $1,268,266,008)		$ 1,471,189,385
Cash		4,928
Foreign currency held at value (cost $194,825)		194,825
Receivable for investments sold		9,981,318
Receivable for fund shares sold		716,985
Dividends receivable		3,354,995
Distributions receivable from Fidelity Central Funds		43,757
Other receivables		317,745
Total assets		1,485,803,938

Liabilities
Payable for investments purchased	$ 20,611,832
Payable for fund shares redeemed	1,212,677
Accrued management fee	857,906
Distribution and service plan fees payable	86,019
Other affiliated payables	178,733
Other payables and accrued expenses	745,369
Collateral on securities loaned, at value	24,176,872
Total liabilities		47,869,408

Net Assets		$ 1,437,934,530
Net Assets consist of:
Paid in capital		$ 1,555,970,732
Undistributed net investment income		16,485,342
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,330,997)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		202,809,453
Net Assets		$ 1,437,934,530

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($663,267,518 ÷ 38,977,941 shares)	$ 17.02

Service Class: Net Asset Value, offering price and redemption price per share ($104,224,159 ÷ 6,152,114 shares)	$ 16.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($274,385,375 ÷ 16,282,889 shares)	$ 16.85

Initial Class R: Net Asset Value, offering price and redemption price per share ($85,932,249 ÷ 5,062,464 shares)	$ 16.97

Service Class R: Net Asset Value, offering price and redemption price per share ($45,407,002 ÷ 2,684,906 shares)	$ 16.91

Service Class 2R: Net Asset Value, offering price and redemption price per share ($70,400,551 ÷ 4,217,186 shares)	$ 16.69

Investor Class R: Net Asset Value, offering price and redemption price per share ($194,317,676 ÷ 11,454,677 shares)	$ 16.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 24,907,762
Interest		66
Income from Fidelity Central Funds		568,451
Income before foreign taxes withheld		25,476,279
Less foreign taxes withheld		(1,977,321)
Total income		23,498,958

Expenses
Management fee	$ 5,374,769
Transfer agent fees	627,742
Distribution and service plan fees	592,152
Accounting and security lending fees	348,369
Custodian fees and expenses	90,358
Independent trustees' compensation	4,720
Appreciation in deferred trustee compensation account	61
Audit	32,958
Legal	4,197
Interest	190
Miscellaneous	7,501
Total expenses before reductions	7,083,017
Expense reductions	(114,900)	6,968,117
Net investment income (loss)		16,530,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,922,620
Foreign currency transactions	(504,115)
Total net realized gain (loss)		64,418,505
Change in net unrealized appreciation (depreciation) on: Investment securities	8,961,964
Assets and liabilities in foreign currencies	(83,959)
Total change in net unrealized appreciation (depreciation)		8,878,005
Net gain (loss)		73,296,510
Net increase (decrease) in net assets resulting from operations		$ 89,827,351

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,530,841	$ 26,849,201
Net realized gain (loss)	64,418,505	6,602,044
Change in net unrealized appreciation (depreciation)	8,878,005	240,168,202
Net increase (decrease) in net assets resulting from operations	89,827,351	273,619,447
Distributions to shareholders from net investment income	-	(26,228,448)
Distributions to shareholders from net realized gain	-	(5,357,064)
Total distributions	-	(31,585,512)
Share transactions - net increase (decrease)	(148,466,200)	(136,580,307)
Redemption fees	6,799	11,237
Total increase (decrease) in net assets	(58,632,050)	105,464,865

Net Assets
Beginning of period	1,496,566,580	1,391,101,715
End of period (including undistributed net investment income of $16,485,342 and distributions in excess of net investment income of $45,499, respectively)	$ 1,437,934,530	$ 1,496,566,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33
Income from Investment Operations
Net investment income (loss) E	.19	.29	.26	.21	.28	.46
Net realized and unrealized gain (loss)	.74	2.53	(3.14)	1.76	2.93	(10.67)
Total from investment operations	.93	2.82	(2.88)	1.97	3.21	(10.21)
Distributions from net investment income	-	(.30) H	(.23)	(.22)	(.29)	(.49)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.36)	(.26)	(.25)	(.33)	(2.95)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.02	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17
Total Return B, C, D	5.78%	20.74%	(17.16)%	13.11%	26.53%	(43.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.85%	.86%	.88%	.87%
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.88%	.87%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.84%	.84%
Net investment income (loss)	2.25% A	1.94%	1.59%	1.41%	2.17%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,268	$ 659,258	$ 598,862	$ 779,501	$ 758,018	$ 703,357
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.19	.26	.44
Net realized and unrealized gain (loss)	.74	2.50	(3.12)	1.75	2.93	(10.61)
Total from investment operations	.92	2.78	(2.88)	1.94	3.19	(10.17)
Distributions from net investment income	-	(.29) H	(.21)	(.20)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.34) K	(.24)	(.23)	(.32)	(2.94)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 16.94	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12
Total Return B, C, D	5.74%	20.54%	(17.23)%	12.99%	26.44%	(43.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.95%	.95%	.96%	.98%	.97%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.95%	.98%	.97%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.94%	.94%
Net investment income (loss)	2.15% A	1.84%	1.49%	1.31%	2.07%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,224	$ 110,468	$ 108,921	$ 162,394	$ 171,252	$ 165,608
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12
Income from Investment Operations
Net investment income (loss) E	.17	.25	.21	.17	.24	.40
Net realized and unrealized gain (loss)	.73	2.50	(3.09)	1.74	2.91	(10.54)
Total from investment operations	.90	2.75	(2.88)	1.91	3.15	(10.14)
Distributions from net investment income	-	(.26) H	(.19)	(.18)	(.26)	(.45)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.32)	(.22)	(.21)	(.30)	(2.91)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07
Total Return B, C, D	5.64%	20.38%	(17.34)%	12.83%	26.22%	(43.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.10%	1.10%	1.11%	1.12%	1.12%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.10%	1.12%	1.12%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	2.00% A	1.69%	1.34%	1.16%	1.93%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,385	$ 349,364	$ 342,206	$ 461,033	$ 457,971	$ 414,492
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28
Income from Investment Operations
Net investment income (loss) E	.19	.29	.26	.21	.28	.46
Net realized and unrealized gain (loss)	.73	2.52	(3.13)	1.75	2.93	(10.65)
Total from investment operations	.92	2.81	(2.87)	1.96	3.21	(10.19)
Distributions from net investment income	-	(.30) H	(.23)	(.22)	(.29)	(.49)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.36)	(.26)	(.25)	(.33)	(2.95)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.97	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14
Total Return B, C, D	5.73%	20.71%	(17.14)%	13.07%	26.60%	(43.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.85%	.86%	.88%	.87%
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.88%	.87%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.84%	.84%
Net investment income (loss)	2.25% A	1.94%	1.59%	1.41%	2.17%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,932	$ 88,587	$ 85,922	$ 122,655	$ 128,689	$ 118,749
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.19	.27	.43
Net realized and unrealized gain (loss)	.73	2.51	(3.12)	1.75	2.92	(10.58)
Total from investment operations	.91	2.79	(2.88)	1.94	3.19	(10.15)
Distributions from net investment income	-	(.29) H	(.21)	(.20)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.35)	(.24)	(.23)	(.32)	(2.94)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.91	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10
Total Return B, C, D	5.69%	20.58%	(17.24)%	13.01%	26.49%	(43.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.94%	.95%	.96%	.97%	.96%
Expenses net of fee waivers, if any	.94% A	.94%	.94%	.95%	.97%	.96%
Expenses net of all reductions	.92% A	.93%	.93%	.93%	.94%	.94%
Net investment income (loss)	2.16% A	1.84%	1.49%	1.31%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,407	$ 45,774	$ 43,414	$ 60,617	$ 66,014	$ 61,825
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95
Income from Investment Operations
Net investment income (loss) E	.17	.25	.21	.17	.25	.40
Net realized and unrealized gain (loss)	.72	2.47	(3.07)	1.73	2.87	(10.46)
Total from investment operations	.89	2.72	(2.86)	1.90	3.12	(10.06)
Distributions from net investment income	-	(.26) H	(.19)	(.19)	(.26)	(.45)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.32)	(.22)	(.22)	(.30)	(2.91)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.69	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98
Total Return B, C, D	5.63%	20.36%	(17.33)%	12.82%	26.20%	(43.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.09%	1.10%	1.11%	1.12%	1.11%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.09%	1.10%	1.12%	1.11%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	2.01% A	1.69%	1.34%	1.16%	1.93%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,401	$ 67,674	$ 58,968	$ 69,393	$ 64,200	$ 46,323
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.20	.27	.43
Net realized and unrealized gain (loss)	.74	2.51	(3.12)	1.76	2.92	(10.62)
Total from investment operations	.92	2.79	(2.88)	1.96	3.19	(10.19)
Distributions from net investment income	-	(.29) H	(.22)	(.21)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.35)	(.25)	(.24)	(.32)	(2.94)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.96	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14
Total Return B, C, D	5.74%	20.54%	(17.22)%	13.07%	26.42%	(43.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.93%	.93%	.95%	.97%	.96%
Expenses net of fee waivers, if any	.92% A	.93%	.93%	.94%	.97%	.96%
Expenses net of all reductions	.91% A	.92%	.91%	.92%	.94%	.93%
Net investment income (loss)	2.17% A	1.85%	1.51%	1.32%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,318	$ 175,442	$ 152,810	$ 177,984	$ 148,806	$ 124,111
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,070,576
Gross unrealized depreciation	(110,488,866)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,581,710

Tax cost	$ 1,284,607,675

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (99,490,351)
2017	(280,447,470)
Total capital loss carryforward	$ (379,937,821)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,055,723 and $456,236,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 54,304
Service Class 2	425,984
Service Class R	23,519
Service Class 2R	88,345
$ 592,152

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 245,059
Service Class	39,195
Service Class 2	121,515
Initial Class R	32,515
Service Class R	16,333
Service Class 2R	24,542
Investor Class R	148,583
$ 627,742

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,095 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,407,400.40%		$ 190

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,943 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $563,390. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114,900 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 12,006,007
Service Class	-	1,929,055
Service Class 2	-	5,676,951
Initial Class R	-	1,647,375
Service Class R	-	804,767
Service Class 2R	-	1,102,032
Investor Class R	-	3,062,261
Total	$ -	$ 26,228,448
From net realized gain
Initial Class	$ -	$ 2,332,435
Service Class	-	397,090
Service Class 2	-	1,276,004
Initial Class R	-	320,038
Service Class R	-	165,080
Service Class 2R	-	244,876
Investor Class R	-	621,541
Total	$ -	$ 5,357,064

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	2,429,979	5,444,050	$ 41,620,299	$ 81,965,581
Reinvestment of distributions	-	905,776	-	14,338,442
Shares redeemed	(4,430,862)	(9,304,668)	(75,355,832)	(141,203,928)
Net increase (decrease)	(2,000,883)	(2,954,842)	$ (33,735,533)	$ (44,899,905)
Service Class
Shares sold	138,827	308,352	$ 2,332,941	$ 4,623,052
Reinvestment of distributions	-	147,504	-	2,326,145
Shares redeemed	(880,376)	(1,584,094)	(14,753,412)	(23,791,164)
Net increase (decrease)	(741,549)	(1,128,238)	$ (12,420,471)	$ (16,841,967)
Service Class 2
Shares sold	752,744	1,454,591	$ 12,672,606	$ 21,413,096
Reinvestment of distributions	-	442,863	-	6,952,955
Shares redeemed	(6,371,795)	(5,312,307)	(111,900,983)	(79,852,380)
Net increase (decrease)	(5,619,051)	(3,414,853)	$ (99,228,377)	$ (51,486,329)
Initial Class R
Shares sold	128,591	225,830	$ 2,186,091	$ 3,396,796
Reinvestment of distributions	-	124,599	-	1,967,413
Shares redeemed	(586,255)	(1,149,012)	(9,982,018)	(17,268,375)
Net increase (decrease)	(457,664)	(798,583)	$ (7,795,927)	$ (11,904,166)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Service Class R
Shares sold	60,007	244,158	$ 1,010,958	$ 3,670,758
Reinvestment of distributions	-	61,617	-	969,847
Shares redeemed	(236,563)	(647,072)	(3,992,882)	(9,806,526)
Net increase (decrease)	(176,556)	(341,297)	$ (2,981,924)	$ (5,165,921)
Service Class 2R
Shares sold	196,886	531,202	$ 3,264,605	$ 7,828,308
Reinvestment of distributions	-	86,618	-	1,346,907
Shares redeemed	(262,299)	(737,328)	(4,309,241)	(10,984,899)
Net increase (decrease)	(65,413)	(119,508)	$ (1,044,636)	$ (1,809,684)
Investor Class R
Shares sold	1,220,427	1,329,601	$ 20,653,968	$ 19,962,890
Reinvestment of distributions	-	233,300	-	3,683,801
Shares redeemed	(700,271)	(1,867,920)	(11,913,300)	(28,119,026)
Net increase (decrease)	520,156	(305,019)	$ 8,740,668	$ (4,472,335)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0813
1.705696.115

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.84%
Actual		$ 1,000.00	$ 1,057.80	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class	.94%
Actual		$ 1,000.00	$ 1,057.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2	1.09%
Actual		$ 1,000.00	$ 1,056.40	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Initial Class R	.84%
Actual		$ 1,000.00	$ 1,057.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class R	.94%
Actual		$ 1,000.00	$ 1,056.90	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2R	1.09%
Actual		$ 1,000.00	$ 1,056.30	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Investor Class R	.92%
Actual		$ 1,000.00	$ 1,057.40	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2013
Japan	20.9%
United Kingdom	20.4%
France	10.1%
Switzerland	7.8%
Germany	5.8%
United States of America*	5.7%
Cayman Islands	4.1%
Ireland	3.4%
Australia	3.2%
Other	18.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2012
United Kingdom	23.4%
Japan	13.1%
France	12.9%
Switzerland	9.0%
Germany	7.9%
United States of America*	6.1%
Australia	3.7%
Cayman Islands	2.9%
Ireland	2.6%
Other	18.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	99.1
Short-Term Investments and Net Other Assets (Liabilities)	0.4	0.9
Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.8	2.8
Sanofi SA (France, Pharmaceuticals)	2.4	2.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.8	0.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.8	1.9
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6	2.0
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.5	1.3
Danone SA (France, Food Products)	1.5	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.3	1.2
	18.0
Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	19.8
Financials	19.3	17.9
Consumer Staples	14.2	14.5
Information Technology	12.3	10.6
Health Care	8.9	9.3
Industrials	8.3	7.9
Materials	6.2	9.1
Energy	3.6	5.9
Telecommunication Services	2.1	3.0
Utilities	0.7	1.1

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.2%
BHP Billiton Ltd.	318,002	$ 9,152,995
Carsales.com Ltd.	320,637	2,765,240
CSL Ltd.	169,506	9,546,237
Fortescue Metals Group Ltd.	258,379	718,354
G8 Education Ltd.	1,177,748	2,649,689
iSelect Ltd.	1,499,813	2,331,812
Macquarie Group Ltd.	105,682	4,046,797
McMillan Shakespeare Ltd.	187,689	2,777,313
Rio Tinto Ltd.	24,301	1,163,896
Westfield Group unit	1,008,657	10,553,025
TOTAL AUSTRALIA		45,705,358
Bailiwick of Jersey - 1.3%
Experian PLC	233,300	4,055,794
Informa PLC	813,663	6,065,187
WPP PLC	478,707	8,182,455
TOTAL BAILIWICK OF JERSEY		18,303,436
Belgium - 0.8%
Ageas	66,760	2,344,078
Anheuser-Busch InBev SA NV	33,577	3,023,045
Hamon & Compagnie International SA (a)(d)	62,254	1,099,617
KBC Groupe SA	31,157	1,160,090
UCB SA	72,400	3,900,100
TOTAL BELGIUM		11,526,930
Bermuda - 0.8%
Clear Media Ltd.	2,035,000	1,390,592
Oriental Watch Holdings Ltd.	7,028,000	2,292,512
Signet Jewelers Ltd.	115,400	7,781,422
TOTAL BERMUDA		11,464,526
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	579,300	3,390,619
Cielo SA	301,440	7,557,108
TOTAL BRAZIL		10,947,727
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	802,019	1,655,920
Mail.Ru Group Ltd.:
GDR (e)	6,600	189,156
GDR (Reg. S)	258,800	7,417,208
TOTAL BRITISH VIRGIN ISLANDS		9,262,284
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	55,161	626,245
Cayman Islands - 4.1%
51job, Inc. sponsored ADR (a)	36,000	2,430,360
Baidu.com, Inc. sponsored ADR (a)	61,400	5,804,142
Biostime International Holdings Ltd.	1,086,500	6,093,662
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,510,144

	Shares	Value
Hengdeli Holdings Ltd.	25,429,800	$ 5,803,308
Noah Holdings Ltd. sponsored ADR	348,200	3,088,534
Shenguan Holdings Group Ltd.	2,636,000	1,226,908
SouFun Holdings Ltd. ADR (d)	340,400	8,448,728
Tencent Holdings Ltd.	484,300	18,994,728
Vipshop Holdings Ltd. ADR (a)	79,500	2,318,220
Youku Tudou, Inc. ADR (a)	96,000	1,842,240
TOTAL CAYMAN ISLANDS		58,560,974
Denmark - 1.7%
Danske Bank A/S (a)	96,100	1,643,566
Novo Nordisk A/S:
Series B	16,125	2,506,832
Series B sponsored ADR	128,300	19,882,651
TOTAL DENMARK		24,033,049
France - 10.1%
AXA SA	95,620	1,878,781
AXA SA sponsored ADR	135,400	2,666,026
Beneteau SA (a)	196,900	2,175,944
BNP Paribas SA	137,903	7,534,573
Bollore	6,400	2,664,530
Club Mediterranee SA (a)	85,000	1,939,524
Danone SA	285,212	21,406,056
Edenred SA	116,400	3,560,533
Essilor International SA	38,339	4,079,150
Gameloft Se (a)	537,900	3,766,848
Iliad SA (d)	20,787	4,495,587
Ipsos SA	134,292	5,068,360
LVMH Moet Hennessy - Louis Vuitton SA	95,996	15,556,672
Pernod Ricard SA	95,400	10,578,674
PPR SA	46,900	9,532,549
PPR SA rights 10/1/13 (a)	46,900	122,278
Safran SA	110,900	5,792,163
Sanofi SA	139,290	14,399,884
Sanofi SA sponsored ADR	403,822	20,800,871
Societe Generale Series A (d)	84,943	2,918,944
Total SA (d)	87,900	4,293,317
TOTAL FRANCE		145,231,264
Germany - 4.2%
adidas AG	75,900	8,213,836
Allianz AG	74,132	10,831,442
Bayer AG	118,678	12,656,318
Commerzbank AG (a)	55,520	484,048
Deutsche Bank AG	58,446	2,450,808
GSW Immobilien AG (d)	59,000	2,282,801
Linde AG	38,187	7,125,371
SAP AG	185,839	13,570,532
SAP AG sponsored ADR (d)	39,300	2,862,219
TOTAL GERMANY		60,477,375
Common Stocks - continued
	Shares	Value
Hong Kong - 1.1%
AIA Group Ltd.	2,299,400	$ 9,738,886
Television Broadcasts Ltd.	869,000	5,971,816
TOTAL HONG KONG		15,710,702
Ireland - 3.4%
C&C Group PLC	2,823,500	15,288,868
CRH PLC	458,042	9,267,424
Glanbia PLC	451,000	6,075,907
Kingspan Group PLC (United Kingdom)	719,800	9,640,986
Paddy Power PLC (Ireland)	103,900	8,915,115
TOTAL IRELAND		49,188,300
Isle of Man - 0.3%
Playtech Ltd.	436,355	3,995,318
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,721,433
Italy - 1.5%
Assicurazioni Generali SpA	158,500	2,768,701
ENI SpA	200,700	4,119,163
ENI SpA sponsored ADR	67,900	2,786,616
Moleskine SpA	1,277,502	2,901,692
Tod's SpA (d)	67,189	9,497,783
TOTAL ITALY		22,073,955
Japan - 20.9%
Cosmos Pharmaceutical Corp.	114,900	11,651,731
Daiwa Securities Group, Inc.	490,000	4,103,712
DENSO Corp.	87,400	4,108,952
Dentsu, Inc.	431,700	14,934,486
East Japan Railway Co.	43,300	3,370,149
EPS Co. Ltd.	2,231	2,490,013
Fuji Media Holdings, Inc.	1,619	3,254,613
Hitachi Ltd.	2,478,000	15,877,787
Honda Motor Co. Ltd.	325,800	12,103,284
Japan Tobacco, Inc.	291,700	10,296,296
Kakaku.com, Inc.	219,900	6,715,112
Keyence Corp.	36,720	11,699,389
Komatsu Ltd.	239,400	5,513,846
Makita Corp.	74,600	4,010,667
Mitsubishi Corp.	357,000	6,098,882
Mitsubishi Electric Corp.	750,000	7,008,081
Mitsubishi UFJ Financial Group, Inc.	3,141,700	19,402,730
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	3,037,932
MS&AD Insurance Group Holdings, Inc.	177,500	4,496,110
Nomura Holdings, Inc.	505,000	3,717,188
Nomura Holdings, Inc. sponsored ADR (d)	57,600	428,544
ORIX Corp.	1,367,300	18,659,161
Rakuten, Inc.	1,820,500	21,527,383
Ship Healthcare Holdings, Inc.	97,600	3,587,879

	Shares	Value
SMC Corp.	21,000	$ 4,209,988
SoftBank Corp.	436,500	25,408,646
Start Today Co. Ltd.	242,500	4,748,535
Sumitomo Mitsui Financial Group, Inc.	364,200	16,670,545
Suzuki Motor Corp.	128,100	2,952,747
THK Co. Ltd.	158,500	3,325,809
Tokio Marine Holdings, Inc.	136,600	4,310,409
Toshiba Corp.	672,000	3,221,283
Toyota Motor Corp.	314,000	18,939,803
Toyota Motor Corp. sponsored ADR (d)	47,500	5,731,350
Tsuruha Holdings, Inc.	39,800	3,761,954
Yahoo! Japan Corp.	18,401	9,060,928
TOTAL JAPAN		300,435,924
Korea (South) - 1.0%
Hotel Shilla Co.	162,838	8,694,955
Samsung Electronics Co. Ltd.	4,860	5,709,138
TOTAL KOREA (SOUTH)		14,404,093
Netherlands - 1.5%
AEGON NV	259,400	1,740,330
ASML Holding NV	34,111	2,698,180
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	5,100,381
Koninklijke Philips Electronics NV	304,416	8,298,720
Yandex NV (a)	124,400	3,437,172
TOTAL NETHERLANDS		21,274,783
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	1,454,950
Nigerian Breweries PLC (a)	2,064,790	1,983,103
TOTAL NIGERIA		3,438,053
Norway - 1.6%
DNB ASA	447,800	6,483,658
Schibsted ASA (B Shares)	333,600	14,410,865
StatoilHydro ASA	14,100	291,279
StatoilHydro ASA sponsored ADR	103,300	2,137,277
TOTAL NORWAY		23,323,079
Philippines - 0.3%
Alliance Global Group, Inc.	8,954,300	4,861,499
South Africa - 0.6%
City Lodge Hotels Ltd.	73,400	891,043
Life Healthcare Group Holdings Ltd.	621,600	2,358,106
Naspers Ltd. Class N	70,000	5,169,423
TOTAL SOUTH AFRICA		8,418,572
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	584,927	4,915,648
Banco Santander SA (Spain)	320,353	2,050,019
Grifols SA ADR	189,000	5,382,720
TOTAL SPAIN		12,348,387
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
Investment AB Kinnevik	414,100	$ 10,614,782
Nordea Bank AB	608,800	6,808,726
Svenska Cellulosa AB (SCA) (B Shares)	518,300	13,007,544
Swedbank AB (A Shares)	102,432	2,349,211
TOTAL SWEDEN		32,780,263
Switzerland - 7.8%
Compagnie Financiere Richemont SA Series A	136,086	12,037,463
Credit Suisse Group	72,815	1,927,711
Credit Suisse Group sponsored ADR (d)	41,352	1,094,174
Nestle SA	606,480	39,797,458
Sika AG (Bearer)	2,510	6,499,878
Swatch Group AG (Bearer)	30,020	16,431,465
Swiss Re Ltd.	46,826	3,485,118
Syngenta AG (Switzerland)	38,450	14,993,916
UBS AG	591,162	10,034,289
UBS AG (NY Shares)	184,900	3,134,055
Zurich Insurance Group AG	11,638	3,018,697
TOTAL SWITZERLAND		112,454,224
Taiwan - 0.4%
MediaTek, Inc.	323,000	3,755,939
Wowprime Corp.	157,300	2,117,803
TOTAL TAIWAN		5,873,742
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	606,600	3,296,633
Thai Beverage PCL	12,231,000	5,693,325
TOTAL THAILAND		8,989,958
United Kingdom - 20.4%
Aberdeen Asset Management PLC	840,800	4,895,303
Aggreko PLC	106,300	2,654,736
Anglo American PLC ADR	96,800	932,184
ASOS PLC (a)	137,700	8,471,638
Aviva PLC	329,400	1,697,777
Barclays PLC	2,050,253	8,731,506
Barclays PLC sponsored ADR	159,400	2,728,928
BG Group PLC	551,038	9,374,162
BHP Billiton PLC	466,881	11,904,457
BP PLC	464,793	3,225,639
Brammer PLC (d)	1,113,400	5,503,634
British Land Co. PLC	715,689	6,166,506
Burberry Group PLC	356,200	7,319,210
Centrica PLC	1,106,700	6,063,014
Dechra Pharmaceuticals PLC	159,300	1,671,783
Diageo PLC	633,943	18,179,150
Dunelm Group PLC	464,300	6,687,497
GlaxoSmithKline PLC	518,800	12,968,047

	Shares	Value
GlaxoSmithKline PLC sponsored ADR	73,900	$ 3,692,783
Glencore Xstrata PLC	1,246,535	5,159,739
Hays PLC	2,206,800	2,985,547
HSBC Holdings PLC:
(United Kingdom)	921,022	9,534,558
sponsored ADR	293,970	15,257,043
Johnson Matthey PLC	154,198	6,163,381
Legal & General Group PLC	814,483	2,123,282
Lloyds Banking Group PLC (a)	11,162,744	10,719,717
Michael Page International PLC	754,200	4,255,743
Prudential PLC	271,361	4,429,365
Reckitt Benckiser Group PLC	142,100	10,045,583
Rio Tinto PLC	142,915	5,812,204
Rio Tinto PLC sponsored ADR (d)	34,900	1,433,692
Rolls-Royce Group PLC	322,708	5,565,930
Royal Bank of Scotland Group PLC (a)	255,480	1,060,186
Royal Dutch Shell PLC:
Class A (United Kingdom)	439,441	14,037,510
Class B (United Kingdom)	380,537	12,602,987
SABMiller PLC	357,400	17,136,597
Scottish & Southern Energy PLC	210,600	4,878,353
Standard Chartered PLC (United Kingdom)	337,667	7,328,710
Sthree PLC	229,400	1,157,495
Taylor Wimpey PLC	1,954,800	2,846,794
Tesco PLC	566,800	2,856,915
Travis Perkins PLC	488,300	10,813,419
William Hill PLC	1,790,944	12,009,835
TOTAL UNITED KINGDOM		293,082,539
United States of America - 5.3%
Deckers Outdoor Corp. (a)(d)	136,000	6,869,360
Dunkin' Brands Group, Inc.	136,400	5,840,648
GNC Holdings, Inc.	95,400	4,217,634
Google, Inc. Class A (a)	16,800	14,790,216
LinkedIn Corp. (a)	17,200	3,066,760
MercadoLibre, Inc. (d)	48,300	5,204,808
Monsanto Co.	43,203	4,268,456
priceline.com, Inc. (a)	9,060	7,493,798
Tiffany & Co., Inc.	112,000	8,158,080
Visa, Inc. Class A	72,100	13,176,275
Yahoo!, Inc. (a)	149,200	3,746,412
TOTAL UNITED STATES OF AMERICA		76,832,447
TOTAL COMMON STOCKS (Cost $1,216,136,019)		1,409,346,439
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
ProSiebenSat.1 Media AG	96,900	$ 4,164,809
Sartorius AG (non-vtg.)	39,500	4,248,950
Volkswagen AG	74,047	14,992,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,693,221)		23,406,178
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.13% (b)	14,259,896	14,259,896
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	24,176,872	24,176,872
TOTAL MONEY MARKET FUNDS (Cost $38,436,768)		38,436,768
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,268,266,008)	1,471,189,385
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(33,254,855)
NET ASSETS - 100%	$ 1,437,934,530
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,156 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,061
Fidelity Securities Lending Cash Central Fund	563,390
Total	$ 568,451
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 346,951,830	$ 256,199,572	$ 90,752,258	$ -
Consumer Staples	203,279,159	116,569,525	86,709,634	-
Energy	52,867,950	14,298,055	38,569,895	-
Financials	278,647,111	142,894,961	135,752,150	-
Health Care	124,172,324	88,219,669	35,952,655	-
Industrials	117,853,766	76,017,624	41,836,142	-
Information Technology	179,372,866	119,227,835	60,145,031	-
Materials	88,762,011	37,631,015	51,130,996	-
Telecommunication Services	29,904,233	4,495,587	25,408,646	-
Utilities	10,941,367	10,941,367	-	-
Money Market Funds	38,436,768	38,436,768	-	-
Total Investments in Securities:	$ 1,471,189,385	$ 904,931,978	$ 566,257,407	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 581,435,927

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,361,277) - See accompanying schedule: Unaffiliated issuers (cost $1,229,829,240)	$ 1,432,752,617
Fidelity Central Funds (cost $38,436,768)	38,436,768
Total Investments (cost $1,268,266,008)		$ 1,471,189,385
Cash		4,928
Foreign currency held at value (cost $194,825)		194,825
Receivable for investments sold		9,981,318
Receivable for fund shares sold		716,985
Dividends receivable		3,354,995
Distributions receivable from Fidelity Central Funds		43,757
Other receivables		317,745
Total assets		1,485,803,938

Liabilities
Payable for investments purchased	$ 20,611,832
Payable for fund shares redeemed	1,212,677
Accrued management fee	857,906
Distribution and service plan fees payable	86,019
Other affiliated payables	178,733
Other payables and accrued expenses	745,369
Collateral on securities loaned, at value	24,176,872
Total liabilities		47,869,408

Net Assets		$ 1,437,934,530
Net Assets consist of:
Paid in capital		$ 1,555,970,732
Undistributed net investment income		16,485,342
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,330,997)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		202,809,453
Net Assets		$ 1,437,934,530

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($663,267,518 ÷ 38,977,941 shares)	$ 17.02

Service Class: Net Asset Value, offering price and redemption price per share ($104,224,159 ÷ 6,152,114 shares)	$ 16.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($274,385,375 ÷ 16,282,889 shares)	$ 16.85

Initial Class R: Net Asset Value, offering price and redemption price per share ($85,932,249 ÷ 5,062,464 shares)	$ 16.97

Service Class R: Net Asset Value, offering price and redemption price per share ($45,407,002 ÷ 2,684,906 shares)	$ 16.91

Service Class 2R: Net Asset Value, offering price and redemption price per share ($70,400,551 ÷ 4,217,186 shares)	$ 16.69

Investor Class R: Net Asset Value, offering price and redemption price per share ($194,317,676 ÷ 11,454,677 shares)	$ 16.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 24,907,762
Interest		66
Income from Fidelity Central Funds		568,451
Income before foreign taxes withheld		25,476,279
Less foreign taxes withheld		(1,977,321)
Total income		23,498,958

Expenses
Management fee	$ 5,374,769
Transfer agent fees	627,742
Distribution and service plan fees	592,152
Accounting and security lending fees	348,369
Custodian fees and expenses	90,358
Independent trustees' compensation	4,720
Appreciation in deferred trustee compensation account	61
Audit	32,958
Legal	4,197
Interest	190
Miscellaneous	7,501
Total expenses before reductions	7,083,017
Expense reductions	(114,900)	6,968,117
Net investment income (loss)		16,530,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,922,620
Foreign currency transactions	(504,115)
Total net realized gain (loss)		64,418,505
Change in net unrealized appreciation (depreciation) on: Investment securities	8,961,964
Assets and liabilities in foreign currencies	(83,959)
Total change in net unrealized appreciation (depreciation)		8,878,005
Net gain (loss)		73,296,510
Net increase (decrease) in net assets resulting from operations		$ 89,827,351

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,530,841	$ 26,849,201
Net realized gain (loss)	64,418,505	6,602,044
Change in net unrealized appreciation (depreciation)	8,878,005	240,168,202
Net increase (decrease) in net assets resulting from operations	89,827,351	273,619,447
Distributions to shareholders from net investment income	-	(26,228,448)
Distributions to shareholders from net realized gain	-	(5,357,064)
Total distributions	-	(31,585,512)
Share transactions - net increase (decrease)	(148,466,200)	(136,580,307)
Redemption fees	6,799	11,237
Total increase (decrease) in net assets	(58,632,050)	105,464,865

Net Assets
Beginning of period	1,496,566,580	1,391,101,715
End of period (including undistributed net investment income of $16,485,342 and distributions in excess of net investment income of $45,499, respectively)	$ 1,437,934,530	$ 1,496,566,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33
Income from Investment Operations
Net investment income (loss) E	.19	.29	.26	.21	.28	.46
Net realized and unrealized gain (loss)	.74	2.53	(3.14)	1.76	2.93	(10.67)
Total from investment operations	.93	2.82	(2.88)	1.97	3.21	(10.21)
Distributions from net investment income	-	(.30) H	(.23)	(.22)	(.29)	(.49)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.36)	(.26)	(.25)	(.33)	(2.95)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.02	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17
Total Return B, C, D	5.78%	20.74%	(17.16)%	13.11%	26.53%	(43.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.85%	.86%	.88%	.87%
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.88%	.87%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.84%	.84%
Net investment income (loss)	2.25% A	1.94%	1.59%	1.41%	2.17%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,268	$ 659,258	$ 598,862	$ 779,501	$ 758,018	$ 703,357
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.19	.26	.44
Net realized and unrealized gain (loss)	.74	2.50	(3.12)	1.75	2.93	(10.61)
Total from investment operations	.92	2.78	(2.88)	1.94	3.19	(10.17)
Distributions from net investment income	-	(.29) H	(.21)	(.20)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.34) K	(.24)	(.23)	(.32)	(2.94)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 16.94	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12
Total Return B, C, D	5.74%	20.54%	(17.23)%	12.99%	26.44%	(43.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.95%	.95%	.96%	.98%	.97%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.95%	.98%	.97%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.94%	.94%
Net investment income (loss)	2.15% A	1.84%	1.49%	1.31%	2.07%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,224	$ 110,468	$ 108,921	$ 162,394	$ 171,252	$ 165,608
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12
Income from Investment Operations
Net investment income (loss) E	.17	.25	.21	.17	.24	.40
Net realized and unrealized gain (loss)	.73	2.50	(3.09)	1.74	2.91	(10.54)
Total from investment operations	.90	2.75	(2.88)	1.91	3.15	(10.14)
Distributions from net investment income	-	(.26) H	(.19)	(.18)	(.26)	(.45)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.32)	(.22)	(.21)	(.30)	(2.91)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07
Total Return B, C, D	5.64%	20.38%	(17.34)%	12.83%	26.22%	(43.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.10%	1.10%	1.11%	1.12%	1.12%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.10%	1.12%	1.12%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	2.00% A	1.69%	1.34%	1.16%	1.93%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,385	$ 349,364	$ 342,206	$ 461,033	$ 457,971	$ 414,492
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28
Income from Investment Operations
Net investment income (loss) E	.19	.29	.26	.21	.28	.46
Net realized and unrealized gain (loss)	.73	2.52	(3.13)	1.75	2.93	(10.65)
Total from investment operations	.92	2.81	(2.87)	1.96	3.21	(10.19)
Distributions from net investment income	-	(.30) H	(.23)	(.22)	(.29)	(.49)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.36)	(.26)	(.25)	(.33)	(2.95)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.97	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14
Total Return B, C, D	5.73%	20.71%	(17.14)%	13.07%	26.60%	(43.84)%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.85%	.86%	.88%	.87%
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.88%	.87%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.84%	.84%
Net investment income (loss)	2.25% A	1.94%	1.59%	1.41%	2.17%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,932	$ 88,587	$ 85,922	$ 122,655	$ 128,689	$ 118,749
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.19	.27	.43
Net realized and unrealized gain (loss)	.73	2.51	(3.12)	1.75	2.92	(10.58)
Total from investment operations	.91	2.79	(2.88)	1.94	3.19	(10.15)
Distributions from net investment income	-	(.29) H	(.21)	(.20)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.35)	(.24)	(.23)	(.32)	(2.94)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.91	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10
Total Return B, C, D	5.69%	20.58%	(17.24)%	13.01%	26.49%	(43.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.94%	.95%	.96%	.97%	.96%
Expenses net of fee waivers, if any	.94% A	.94%	.94%	.95%	.97%	.96%
Expenses net of all reductions	.92% A	.93%	.93%	.93%	.94%	.94%
Net investment income (loss)	2.16% A	1.84%	1.49%	1.31%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,407	$ 45,774	$ 43,414	$ 60,617	$ 66,014	$ 61,825
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95
Income from Investment Operations
Net investment income (loss) E	.17	.25	.21	.17	.25	.40
Net realized and unrealized gain (loss)	.72	2.47	(3.07)	1.73	2.87	(10.46)
Total from investment operations	.89	2.72	(2.86)	1.90	3.12	(10.06)
Distributions from net investment income	-	(.26) H	(.19)	(.19)	(.26)	(.45)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.32)	(.22)	(.22)	(.30)	(2.91)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.69	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98
Total Return B, C, D	5.63%	20.36%	(17.33)%	12.82%	26.20%	(43.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09% A	1.09%	1.10%	1.11%	1.12%	1.11%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.09%	1.10%	1.12%	1.11%
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	2.01% A	1.69%	1.34%	1.16%	1.93%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,401	$ 67,674	$ 58,968	$ 69,393	$ 64,200	$ 46,323
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27
Income from Investment Operations
Net investment income (loss) E	.18	.28	.24	.20	.27	.43
Net realized and unrealized gain (loss)	.74	2.51	(3.12)	1.76	2.92	(10.62)
Total from investment operations	.92	2.79	(2.88)	1.96	3.19	(10.19)
Distributions from net investment income	-	(.29) H	(.22)	(.21)	(.28)	(.48)
Distributions from net realized gain	-	(.06) H	(.03)	(.03)	(.04)	(2.46)
Total distributions	-	(.35)	(.25)	(.24)	(.32)	(2.94)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 16.96	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14
Total Return B, C, D	5.74%	20.54%	(17.22)%	13.07%	26.42%	(43.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.93%	.93%	.95%	.97%	.96%
Expenses net of fee waivers, if any	.92% A	.93%	.93%	.94%	.97%	.96%
Expenses net of all reductions	.91% A	.92%	.91%	.92%	.94%	.93%
Net investment income (loss)	2.17% A	1.85%	1.51%	1.32%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,318	$ 175,442	$ 152,810	$ 177,984	$ 148,806	$ 124,111
Portfolio turnover rate G	44% A	41%	45%	50%	78%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,070,576
Gross unrealized depreciation	(110,488,866)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,581,710

Tax cost	$ 1,284,607,675

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (99,490,351)
2017	(280,447,470)
Total capital loss carryforward	$ (379,937,821)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,055,723 and $456,236,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 54,304
Service Class 2	425,984
Service Class R	23,519
Service Class 2R	88,345
$ 592,152

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 245,059
Service Class	39,195
Service Class 2	121,515
Initial Class R	32,515
Service Class R	16,333
Service Class 2R	24,542
Investor Class R	148,583
$ 627,742

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,095 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,407,400.40%		$ 190

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,943 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $563,390. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114,900 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 12,006,007
Service Class	-	1,929,055
Service Class 2	-	5,676,951
Initial Class R	-	1,647,375
Service Class R	-	804,767
Service Class 2R	-	1,102,032
Investor Class R	-	3,062,261
Total	$ -	$ 26,228,448
From net realized gain
Initial Class	$ -	$ 2,332,435
Service Class	-	397,090
Service Class 2	-	1,276,004
Initial Class R	-	320,038
Service Class R	-	165,080
Service Class 2R	-	244,876
Investor Class R	-	621,541
Total	$ -	$ 5,357,064

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	2,429,979	5,444,050	$ 41,620,299	$ 81,965,581
Reinvestment of distributions	-	905,776	-	14,338,442
Shares redeemed	(4,430,862)	(9,304,668)	(75,355,832)	(141,203,928)
Net increase (decrease)	(2,000,883)	(2,954,842)	$ (33,735,533)	$ (44,899,905)
Service Class
Shares sold	138,827	308,352	$ 2,332,941	$ 4,623,052
Reinvestment of distributions	-	147,504	-	2,326,145
Shares redeemed	(880,376)	(1,584,094)	(14,753,412)	(23,791,164)
Net increase (decrease)	(741,549)	(1,128,238)	$ (12,420,471)	$ (16,841,967)
Service Class 2
Shares sold	752,744	1,454,591	$ 12,672,606	$ 21,413,096
Reinvestment of distributions	-	442,863	-	6,952,955
Shares redeemed	(6,371,795)	(5,312,307)	(111,900,983)	(79,852,380)
Net increase (decrease)	(5,619,051)	(3,414,853)	$ (99,228,377)	$ (51,486,329)
Initial Class R
Shares sold	128,591	225,830	$ 2,186,091	$ 3,396,796
Reinvestment of distributions	-	124,599	-	1,967,413
Shares redeemed	(586,255)	(1,149,012)	(9,982,018)	(17,268,375)
Net increase (decrease)	(457,664)	(798,583)	$ (7,795,927)	$ (11,904,166)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Service Class R
Shares sold	60,007	244,158	$ 1,010,958	$ 3,670,758
Reinvestment of distributions	-	61,617	-	969,847
Shares redeemed	(236,563)	(647,072)	(3,992,882)	(9,806,526)
Net increase (decrease)	(176,556)	(341,297)	$ (2,981,924)	$ (5,165,921)
Service Class 2R
Shares sold	196,886	531,202	$ 3,264,605	$ 7,828,308
Reinvestment of distributions	-	86,618	-	1,346,907
Shares redeemed	(262,299)	(737,328)	(4,309,241)	(10,984,899)
Net increase (decrease)	(65,413)	(119,508)	$ (1,044,636)	$ (1,809,684)
Investor Class R
Shares sold	1,220,427	1,329,601	$ 20,653,968	$ 19,962,890
Reinvestment of distributions	-	233,300	-	3,683,801
Shares redeemed	(700,271)	(1,867,920)	(11,913,300)	(28,119,026)
Net increase (decrease)	520,156	(305,019)	$ 8,740,668	$ (4,472,335)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0813
1.774855.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013